UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

November 30, 2017

IGB-QTLY-0118
1.813259.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$5,025	$5,083
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,630	2,646
3.5% 7/10/19	5,942	6,042
3.7% 5/9/23	19,000	19,361
4.25% 5/15/23	2,950	3,079
4.375% 9/25/21	11,530	12,143
		48,354
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,411
3.7% 1/30/26	3,675	3,820
		5,231
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,956
Toll Brothers Finance Corp. 4.875% 3/15/27	29,787	30,830
		46,786
Media - 1.7%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,668
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,546
4.908% 7/23/25	10,079	10,646
5.375% 5/1/47	58,796	59,431
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,601
4.5% 9/15/42	891	824
5.5% 9/1/41	3,321	3,461
5.875% 11/15/40	7,141	7,682
6.55% 5/1/37	8,170	9,354
6.75% 7/1/18	5,587	5,733
7.3% 7/1/38	8,218	10,122
8.25% 4/1/19	10,913	11,735
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,430
6.2% 3/15/40	5,000	5,931
		189,164

TOTAL CONSUMER DISCRETIONARY		289,535

CONSUMER STAPLES - 1.3%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,434
3.3% 2/1/23	16,500	16,917
3.65% 2/1/26	17,900	18,362
4.7% 2/1/36	15,622	17,296
4.9% 2/1/46	31,247	35,213
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,101
Constellation Brands, Inc. 4.75% 11/15/24	8,249	9,014
		116,337
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,255
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	1,981
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,948
4% 6/12/22	2,039	2,127
5.7% 8/15/35	1,694	1,993
6.15% 9/15/43	2,440	3,080
7.25% 6/15/37	9,654	13,318
		25,447

TOTAL CONSUMER STAPLES		146,039

ENERGY - 4.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,378
Oil, Gas & Consumable Fuels - 4.5%
Amerada Hess Corp. 7.875% 10/1/29	4,826	5,980
Anadarko Finance Co. 7.5% 5/1/31	11,452	14,627
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,875
5.55% 3/15/26	5,568	6,189
6.6% 3/15/46	7,480	9,374
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,913
5.85% 2/1/35	4,394	5,104
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	10,629	10,513
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	22,180
6.625% 8/15/20	23,170	24,213
8% 12/15/22 (a)	5,497	5,868
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,239
3.3% 6/1/20	6,073	6,171
4.5% 6/1/25	1,849	1,965
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,982
5.35% 3/15/20 (a)	4,973	5,147
5.85% 5/21/43 (a)(b)	9,697	9,018
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,219
2.7% 4/1/19	1,510	1,501
3.875% 3/15/23	6,765	6,748
5.6% 4/1/44	5,868	5,736
El Paso Corp. 6.5% 9/15/20	16,220	17,799
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,779
3.9% 5/15/24 (b)	1,887	1,893
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,942
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,304
5.5% 12/1/46	3,661	4,219
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,695
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,055
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,812
7.25% 3/17/44	59,561	62,167
Petroleos Mexicanos:
4.625% 9/21/23	12,890	13,309
4.875% 1/18/24	4,376	4,551
5.375% 3/13/22 (a)	4,905	5,243
5.5% 2/4/19	10,105	10,441
5.625% 1/23/46	29,284	27,381
6.375% 2/4/21	11,660	12,739
6.375% 1/23/45	15,899	16,217
6.5% 3/13/27 (a)	9,240	10,189
6.5% 6/2/41	50,934	53,084
6.75% 9/21/47 (a)	9,830	10,394
Phillips 66 Co. 4.3% 4/1/22	4,638	4,926
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,254
Southwestern Energy Co. 6.7% 1/23/25 (b)	16,780	17,451
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	6,007
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,754
4.55% 6/24/24	19,170	19,865
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,067
5.375% 6/1/21	10,438	11,103
Williams Partners LP:
4% 11/15/21	1,262	1,308
4.125% 11/15/20	1,029	1,068
4.3% 3/4/24	4,326	4,534
		510,112

TOTAL ENERGY		513,490

FINANCIALS - 12.3%
Banks - 7.1%
Bank of America Corp.:
3.3% 1/11/23	5,772	5,892
3.5% 4/19/26	13,196	13,409
3.875% 8/1/25	10,710	11,226
3.95% 4/21/25	81,767	84,060
4% 1/22/25	58,310	60,220
4.1% 7/24/23	3,096	3,281
4.2% 8/26/24	18,046	18,951
4.25% 10/22/26	69,214	72,616
5.65% 5/1/18	3,745	3,803
5.875% 1/5/21	2,580	2,836
Barclays PLC:
2.75% 11/8/19	5,118	5,143
4.375% 1/12/26	9,700	10,079
BPCE SA 4.875% 4/1/26 (a)	16,029	17,060
Citigroup, Inc.:
2.7% 10/27/22	71,510	70,882
4.05% 7/30/22	2,865	2,986
4.4% 6/10/25	6,752	7,092
4.45% 9/29/27	6,820	7,165
4.5% 1/14/22	6,932	7,397
4.6% 3/9/26	14,491	15,382
5.3% 5/6/44	20,628	23,575
5.5% 9/13/25	15,283	17,194
Citizens Bank NA 2.55% 5/13/21	2,683	2,674
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,036
4.3% 12/3/25	13,920	14,497
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	21,547
3.8% 9/15/22	10,350	10,687
3.8% 6/9/23	14,963	15,462
Discover Bank 7% 4/15/20	6,703	7,342
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,079
8.25% 3/1/38	2,385	3,589
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,122
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,236
5.25% 3/14/44	2,255	2,624
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,795
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,701
2.35% 1/28/19	2,547	2,556
2.95% 10/1/26	6,689	6,533
3.875% 9/10/24	13,659	14,226
4.125% 12/15/26	11,737	12,227
4.25% 10/15/20	2,763	2,900
4.35% 8/15/21	18,417	19,569
4.625% 5/10/21	2,717	2,902
4.95% 3/25/20	11,055	11,708
Rabobank Nederland 4.375% 8/4/25	10,398	10,950
Regions Bank 6.45% 6/26/37	9,230	11,538
Regions Financial Corp. 3.2% 2/8/21	4,870	4,960
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	37,408
6% 12/19/23	25,238	27,917
6.1% 6/10/23	8,465	9,342
6.125% 12/15/22	47,560	52,431
Societe Generale 4.25% 4/14/25 (a)	15,438	15,696
Synchrony Bank 3% 6/15/22	8,650	8,585
		810,088
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,180
Credit Suisse AG 6% 2/15/18	8,864	8,937
Deutsche Bank AG:
4.25% 10/14/21	3,275	3,408
4.5% 4/1/25	12,526	12,706
Deutsche Bank AG London Branch 4.1% 1/13/26	18,090	18,402
Deutsche Bank AG New York Branch 3.3% 11/16/22	12,725	12,698
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	23,101	23,065
3.272% 9/29/25 (b)	77,992	77,344
5.25% 7/27/21	5,652	6,146
5.75% 1/24/22	7,392	8,217
5.95% 1/18/18	4,817	4,842
6.75% 10/1/37	59,283	78,175
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,507
3.75% 12/1/25	4,425	4,636
Lazard Group LLC 4.25% 11/14/20	4,700	4,922
Moody's Corp.:
3.25% 1/15/28 (a)	4,528	4,463
4.875% 2/15/24	4,251	4,668
Morgan Stanley:
2.375% 7/23/19	12,012	12,030
3.125% 7/27/26	32,079	31,480
3.625% 1/20/27	36,030	36,600
3.7% 10/23/24	10,321	10,654
3.75% 2/25/23	8,227	8,518
3.875% 4/29/24	9,504	9,929
4.875% 11/1/22	19,366	20,852
5% 11/24/25	24,777	27,071
5.75% 1/25/21	10,138	11,097
		446,547
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,208
4.5% 5/15/21	2,895	3,039
5% 10/1/21	4,340	4,641
Discover Financial Services:
3.85% 11/21/22	4,866	5,012
3.95% 11/6/24	4,069	4,168
4.1% 2/9/27	9,942	10,107
5.2% 4/27/22	4,096	4,429
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,076
Synchrony Financial:
3% 8/15/19	2,095	2,115
3.75% 8/15/21	3,164	3,248
4.25% 8/15/24	3,185	3,316
		61,359
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,564
Voya Financial, Inc. 3.125% 7/15/24	5,434	5,385
		8,949
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,283
American International Group, Inc. 4.875% 6/1/22	5,750	6,232
Aon Corp. 5% 9/30/20	2,135	2,284
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	10,398	10,320
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,398
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,660
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,156
Pacific LifeCorp 5.125% 1/30/43 (a)	5,696	6,337
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,347
Prudential Financial, Inc. 4.5% 11/16/21	2,796	2,982
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,754
4.125% 11/1/24 (a)	2,517	2,649
Unum Group:
5.625% 9/15/20	4,155	4,490
5.75% 8/15/42	3,522	4,239
		65,131

TOTAL FINANCIALS		1,392,074

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 4.7% 5/14/45	6,560	7,129
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,891
4.75% 5/1/23	300	313
5.875% 3/15/22	355	385
6.5% 2/15/20	4,514	4,847
WellPoint, Inc. 3.3% 1/15/23	9,384	9,524
		19,960
Pharmaceuticals - 0.3%
Mylan N.V.:
2.5% 6/7/19	6,691	6,686
3.15% 6/15/21	8,712	8,760
3.95% 6/15/26	4,484	4,470
Perrigo Finance PLC 3.5% 12/15/21	634	645
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	5,760
3.15% 10/1/26	5,341	4,455
Zoetis, Inc. 3.25% 2/1/23	2,627	2,671
		33,447

TOTAL HEALTH CARE		60,536

INDUSTRIALS - 0.3%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	517	535
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	269	272
8.36% 1/20/19	1,091	1,093
		1,916
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,396
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,061
3% 9/15/23	1,265	1,257
3.375% 6/1/21	4,249	4,346
3.75% 2/1/22	6,348	6,581
3.875% 4/1/21	4,585	4,768
4.25% 9/15/24	5,062	5,322
		25,335
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,417

TOTAL INDUSTRIALS		33,064

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,236
MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	6,319	6,533
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,112
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	3,255	3,247
4.5% 8/1/47 (a)	3,305	3,450
		16,342
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,274
4.6% 4/1/22	1,830	1,945
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,913
Camden Property Trust:
2.95% 12/15/22	2,605	2,613
4.25% 1/15/24	4,889	5,138
Corporate Office Properties LP 5% 7/1/25	4,935	5,272
DDR Corp.:
3.625% 2/1/25	3,866	3,750
3.9% 8/15/24	1,462	1,456
4.25% 2/1/26	2,697	2,701
4.625% 7/15/22	9,008	9,449
Duke Realty LP:
3.25% 6/30/26	1,279	1,262
3.625% 4/15/23	3,352	3,438
3.875% 10/15/22	9,433	9,824
4.375% 6/15/22	2,822	2,997
Equity One, Inc. 3.75% 11/15/22	12,000	12,308
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,497
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,553
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,075
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,777
4.5% 1/15/25	4,371	4,353
4.5% 4/1/27	1,555	1,521
4.75% 1/15/28	24,521	24,233
4.95% 4/1/24	1,915	2,000
5.25% 1/15/26	8,152	8,499
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,373
5% 12/15/23	1,073	1,122
Weingarten Realty Investors 3.375% 10/15/22	990	1,002
WP Carey, Inc.:
4% 2/1/25	7,432	7,460
4.6% 4/1/24	11,566	12,082
		146,887
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	17,004	17,385
3.95% 11/15/27	7,456	7,377
4.1% 10/1/24	6,040	6,154
4.95% 4/15/18	4,806	4,847
CBRE Group, Inc. 4.875% 3/1/26	17,030	18,379
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,855
Essex Portfolio LP 3.875% 5/1/24	4,176	4,321
Liberty Property LP:
3.25% 10/1/26	3,443	3,374
3.375% 6/15/23	3,567	3,608
4.125% 6/15/22	2,421	2,552
Mack-Cali Realty LP:
3.15% 5/15/23	7,757	7,204
4.5% 4/18/22	1,473	1,479
Mid-America Apartments LP 4% 11/15/25	1,797	1,856
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,106
Tanger Properties LP:
3.125% 9/1/26	4,443	4,193
3.75% 12/1/24	4,213	4,218
3.875% 12/1/23	2,574	2,599
3.875% 7/15/27	15,083	14,934
Ventas Realty LP:
3.125% 6/15/23	2,242	2,236
4.125% 1/15/26	2,168	2,253
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,060
		116,990

TOTAL REAL ESTATE		263,877

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,626
4.5% 3/9/48	44,290	40,522
5.55% 8/15/41	27,220	29,080
5.875% 10/1/19	6,291	6,701
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	286
CenturyLink, Inc. 6.15% 9/15/19	3,260	3,381
Verizon Communications, Inc. 5.012% 8/21/54	47,470	47,872
		139,468
UTILITIES - 1.1%
Electric Utilities - 0.6%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,362
6.4% 9/15/20 (a)	11,231	12,334
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,249
7.375% 11/15/31	13,700	18,259
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	4,360
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,770	10,918
3.7% 9/1/24 (a)	4,262	4,243
		69,725
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,598
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,091
2.7% 6/15/21	2,065	2,065
		4,156
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	12,726	11,962
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	3,654	3,617
NiSource Finance Corp. 5.95% 6/15/41	4,935	6,192
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,957
6% 9/1/21	6,916	7,696
6.5% 12/15/20	2,216	2,456
Sempra Energy 6% 10/15/39	5,958	7,658
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	4,001	3,843
		51,381

TOTAL UTILITIES		126,860

TOTAL NONCONVERTIBLE BONDS
(Cost $2,898,440)		2,988,521

U.S. Government and Government Agency Obligations - 39.8%
U.S. Treasury Inflation-Protected Obligations - 8.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$134,132	$129,711
1% 2/15/46	145,261	149,394
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	88,691	88,314
0.125% 4/15/20	136,700	136,067
0.375% 7/15/25	293,547	291,703
0.625% 1/15/26	216,694	218,220

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,013,409

U.S. Treasury Obligations - 30.9%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	150,756
3% 11/15/45	83,000	85,629
3% 2/15/47	164,727	169,939
U.S. Treasury Notes:
0.875% 3/31/18	74,900	74,780
1.25% 3/31/21	170,000	166,016
1.25% 10/31/21	590,217	572,487
1.75% 6/30/22	1,441,114	1,417,527
2.125% 7/31/24	237,077	234,465
2.125% 11/30/24	212,435	209,730
2.125% 5/15/25	99,165	97,681
2.25% 10/31/24	47,507	47,316
2.375% 5/15/27	209,000	208,077
2.875% 3/31/18 (d)	73,228	73,580

TOTAL U.S. TREASURY OBLIGATIONS		3,507,983

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,578,405)		4,521,392

Asset-Backed Securities - 0.5%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	$421	$419
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	88	89
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7503% 6/15/32 (a)(b)(c)(e)	3,952	2,348
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (b)(c)	21	21
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	57	53
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	30	29
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	607	609
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	682	262
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	16,776	17,460
Class AA, 2.487% 12/16/41 (a)	4,031	4,003
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	1,140	961
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.5775% 3/25/32 (b)(c)	16	17
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	32	31
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	49	49
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (b)(c)	21	20
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	7,022	7,077
Class A2II, 4.03% 11/20/47 (a)	10,065	10,137
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	25	24
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (b)(c)	165	160
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (b)(c)	1	1
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	220	177
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	954	911
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (a)(b)(c)	220	214
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (a)(b)(c)	80	75
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (a)(b)(c)	132	123
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (a)(b)(c)	63	58
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,889	4,895
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	8
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	93	94
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (b)(c)	206	203
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	855	596
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	1,605	1,180
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (b)(c)	177	37
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	39	37
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	62	61
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	587	570
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	36	35
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.5036% 7/25/34 (b)(c)	269	265
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34(b)(c)	306	307
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	64	63
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	73	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (b)(c)	903	896
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	295	297
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	433	346
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	76	76
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (b)(c)	26	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (a)(b)(c)(e)	1,689	904
TOTAL ASSET-BACKED SECURITIES
(Cost $53,566)		56,247

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9372% 5/27/37 (a)(b)(c)	3,910	3,778
Class AA1, 1 month U.S. LIBOR + 0.280% 1.5172% 5/27/37 (a)(b)(c)	3,831	3,657
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (b)	149	151
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (b)(f)	373	360
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	202	198
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (b)(c)	261	258
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	110	78
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (a)(b)(c)	146	83
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	11	11
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (b)	27	27
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,269)		8,601

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(g)	36	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (a)(b)(c)	16	16
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.7286% 11/25/35 (a)(b)(c)	139	134
Class M1, 1 month U.S. LIBOR + 0.440% 1.7686% 11/25/35 (a)(b)(c)	37	36
Class M2, 1 month U.S. LIBOR + 0.490% 1.8186% 11/25/35 (a)(b)(c)	28	27
Class M3, 1 month U.S. LIBOR + 0.510% 1.8386% 11/25/35 (a)(b)(c)	25	23
Class M4, 1 month U.S. LIBOR + 0.600% 1.9286% 11/25/35 (a)(b)(c)	31	29
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	351	329
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (a)(b)(c)	20	15
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	113	105
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (a)(b)(c)	43	39
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (a)(b)(c)	62	57
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (a)(b)(c)	34	31
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (a)(b)(c)	34	26
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (a)(b)(c)	37	28
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5979% 4/25/36 (a)(b)(c)	64	61
Class M1, 1 month U.S. LIBOR + 0.380% 1.6179% 4/25/36 (a)(b)(c)	39	37
Class M2, 1 month U.S. LIBOR + 0.400% 1.6379% 4/25/36 (a)(b)(c)	41	39
Class M3, 1 month U.S. LIBOR + 0.420% 1.6579% 4/25/36 (a)(b)(c)	36	33
Class M4, 1 month U.S. LIBOR + 0.520% 1.7579% 4/25/36 (a)(b)(c)	20	19
Class M5, 1 month U.S. LIBOR + 0.560% 1.7979% 4/25/36 (a)(b)(c)	20	18
Class M6, 1 month U.S. LIBOR + 0.640% 1.8779% 4/25/36 (a)(b)(c)	39	36
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.6386% 7/25/36 (a)(b)(c)	55	52
Class M2, 1 month U.S. LIBOR + 0.330% 1.6586% 7/25/36 (a)(b)(c)	39	37
Class M3, 1 month U.S. LIBOR + 0.350% 1.6786% 7/25/36 (a)(b)(c)	32	30
Class M4, 1 month U.S. LIBOR + 0.420% 1.7486% 7/25/36 (a)(b)(c)	37	34
Class M5, 1 month U.S. LIBOR + 0.470% 1.7986% 7/25/36 (a)(b)(c)	27	25
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (a)(b)(c)	19	15
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 12/25/36 (a)(b)(c)	1,012	931
Class M1, 1 month U.S. LIBOR + 0.290% 1.5279% 12/25/36 (a)(b)(c)	81	64
Class M2, 1 month U.S. LIBOR + 0.310% 1.5479% 12/25/36 (a)(b)(c)	54	43
Class M3, 1 month U.S. LIBOR + 0.340% 1.5779% 12/25/36 (a)(b)(c)	55	41
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	211	196
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	616	589
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	577	547
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	197	159
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (a)(b)(c)	128	104
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (a)(b)(c)	104	77
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	211	197
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	112	104
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	119	111
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	192	165
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	303	252
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	113	87
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19:
Class B, 5.7952% 2/12/49 (b)	93	10
Class C, 5.7952% 2/12/49 (b)	245	11
Class D, 5.7952% 2/12/49 (b)	24	0
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	66	65
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,742
Class B, 4.181% 11/15/34 (a)	3,453	3,461
Class C, 5.205% 11/15/34 (a)	2,422	2,459
Wachovia Bank Commercial Mortgage Trust Series 2007-C32:
Class D, 5.7825% 6/15/49 (b)(e)	823	168
Class E, 5.7825% 6/15/49 (b)(e)	1,297	155
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $20,652)		21,069

Municipal Securities - 1.0%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	7,385	7,910
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	4,234	4,270
4.95% 6/1/23	10,235	10,664
5.1% 6/1/33	47,970	47,673
Series 2010-1, 6.63% 2/1/35	4,420	4,900
Series 2010-3:
6.725% 4/1/35	5,880	6,502
7.35% 7/1/35	3,010	3,488
Series 2010-5, 6.2% 7/1/21	2,564	2,691
Series 2011:
5.665% 3/1/18	7,610	7,674
5.877% 3/1/19	18,645	19,291
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,143
TOTAL MUNICIPAL SECURITIES
(Cost $117,910)		119,371

Bank Notes - 0.6%
Capital One NA 2.95% 7/23/21	8,151	8,204
Citizens Bank NA 2.3% 12/3/18	5,551	5,563
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,176
3.1% 6/4/20	8,842	8,958
8.7% 11/18/19	1,409	1,560
KeyBank NA 6.95% 2/1/28	1,344	1,683
PNC Bank NA 2.45% 11/5/20	9,934	9,964
Regions Bank 7.5% 5/15/18	18,321	18,763
TOTAL BANK NOTES
(Cost $63,846)		64,871
	Shares	Value (000s)

Fixed-Income Funds - 24.2%
Fidelity Mortgage Backed Securities Central Fund (h)	20,975,273	$2,258,827
Fidelity Specialized High Income Central Fund (h)	4,679,266	483,462
TOTAL FIXED-INCOME FUNDS
(Cost $2,767,816)		2,742,289
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,096
	Shares	Value (000s)

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.13% (i)
(Cost $746,882)	746,746,747	746,896
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $11,267,711)		11,281,353
NET OTHER ASSETS (LIABILITIES) - 0.6%		69,530
NET ASSETS - 100%		$11,350,883

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/ (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(68)	$(70)	$(138)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(49)	(61)	(110)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(76)	(101)	(177)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(76)	(117)	(193)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	3,825	(29)	1	(28)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	3,823	(29)	2	(27)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	3,823	(18)	(11)	(29)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	5,500	(26)	(7)	(33)
TOTAL BUY PROTECTION							(371)	(364)	(735)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	1	0	1

TOTAL CREDIT DEFAULT SWAPS							$(370)	$(364)	$(734)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,539,000 or 2.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $431,000.

 (e) Level 3 security

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,021
Fidelity Mortgage Backed Securities Central Fund	13,790
Fidelity Specialized High Income Central Fund	5,976
Total	$20,787

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,155,355	$124,970	$--	$--	$(21,498)	$2,258,827	32.3%
Fidelity Specialized High Income Central Fund	476,884	12,620	--	--	(6,042)	483,462	70.8%
Total	$2,632,239	$137,590	$--	$--	$(27,540)	$2,742,289

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,988,521	$--	$2,988,521	$--
U.S. Government and Government Agency Obligations	4,521,392	--	4,521,392	--
Asset-Backed Securities	56,247	--	52,995	3,252
Collateralized Mortgage Obligations	8,601	--	8,601	--
Commercial Mortgage Securities	21,069	--	20,746	323
Municipal Securities	119,371	--	119,371	--
Bank Notes	64,871	--	64,871	--
Fixed-Income Funds	2,742,289	2,742,289	--	--
Preferred Securities	12,096	--	12,096	--
Money Market Funds	746,896	746,896	--	--
Total Investments in Securities:	$11,281,353	$3,489,185	$7,788,593	$3,575
Derivative Instruments:
Assets
Swaps	$1	$--	$1	$--
Total Assets	$1	$--	$1	$--
Liabilities
Swaps	$(371)	$--	$(371)	$--
Total Liabilities	$(371)	$--	$(371)	$--
Total Derivative Instruments:	$(370)	$--	$(370)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

November 30, 2017

IBF-QTLY-0118
1.813081.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 50.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 2.2%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	$6,432	$6,464
Daimler Finance North America LLC:
2.25% 9/3/19 (a)	17,149	17,129
2.3% 2/12/21 (a)	5,880	5,839
2.85% 1/6/22 (a)	3,657	3,670
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,627
2.65% 4/13/20	4,423	4,431
3.1% 1/15/19	4,690	4,733
3.15% 1/15/20	6,680	6,762
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,660
2.45% 11/20/19 (a)	6,500	6,512
		65,827
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.625% 1/15/22	3,857	3,876
Household Durables - 0.8%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,235
Lennar Corp. 2.95% 11/29/20 (a)	6,000	5,963
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,259
4.875% 11/15/25	4,400	4,576
		24,033
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	5,431	5,407
Media - 1.8%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,262
4.5% 2/15/21	1,705	1,802
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	3,050	3,100
4.908% 7/23/25	4,820	5,091
Comcast Corp.:
1.625% 1/15/22	5,124	4,958
5.15% 3/1/20	4,685	4,986
5.7% 5/15/18	355	361
Discovery Communications LLC:
2.95% 3/20/23	6,130	6,028
3.25% 4/1/23	563	559
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,269
Time Warner Cable, Inc.:
6.75% 7/1/18	7,189	7,377
8.25% 4/1/19	2,550	2,742
Time Warner, Inc. 4.875% 3/15/20	5,060	5,320
		51,855
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,403
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,239
		6,642

TOTAL CONSUMER DISCRETIONARY		157,640

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,598
2.65% 2/1/21	6,659	6,709
3.3% 2/1/23	7,172	7,353
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	3,580	3,589
		24,249
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,870
3.5% 7/20/22	1,679	1,710
4.125% 5/15/21	4,367	4,548
		9,128
Food Products - 0.2%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,085
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,519
		7,604
Tobacco - 0.9%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,459
3.5% 6/15/22 (a)	4,810	4,922
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,952
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,134
Reynolds American, Inc.:
3.25% 6/12/20	638	650
4% 6/12/22	2,191	2,286
		26,403

TOTAL CONSUMER STAPLES		67,384

ENERGY - 5.2%
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,492
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,334
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	5,000
		14,826
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,732
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,998
2.521% 1/15/20	3,410	3,439
3.245% 5/6/22	4,160	4,273
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,273
3.9% 2/1/25	3,400	3,479
Cenovus Energy, Inc.:
3% 8/15/22	1,650	1,629
5.7% 10/15/19	7,250	7,643
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	3,022
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,718
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,262
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,922
2.7% 4/1/19	1,120	1,113
3.875% 3/15/23	3,530	3,521
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,496
Enterprise Products Operating LP:
2.55% 10/15/19	693	695
4.05% 2/15/22	4,350	4,561
EQT Corp. 2.5% 10/1/20	2,725	2,714
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,252
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,647
3.95% 9/1/22	775	802
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,246
MPLX LP 4% 2/15/25	500	507
Petro-Canada 6.05% 5/15/18	1,874	1,907
Petroleos Mexicanos:
3.5% 1/30/23	3,205	3,144
4.625% 9/21/23	3,200	3,304
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,100	3,089
3.65% 6/1/22	5,156	5,187
Shell International Finance BV 2.125% 5/11/20	4,895	4,890
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,170
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,003
4.55% 6/24/24	4,547	4,712
Total Capital International SA 2.125% 1/10/19	8,195	8,213
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,971	5,958
3.125% 1/15/19	2,847	2,878
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,520
5.375% 6/1/21	4,300	4,574
Williams Partners LP 4.3% 3/4/24	4,990	5,229
		141,722

TOTAL ENERGY		156,548

FINANCIALS - 20.9%
Banks - 11.9%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,752
2.65% 4/1/19	7,598	7,648
4.2% 8/26/24	3,440	3,612
4.25% 10/22/26	3,412	3,580
4.45% 3/3/26	3,485	3,699
5.875% 1/5/21	5,905	6,491
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,478
4.5% 12/16/25	6,400	6,714
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	3,320	3,315
Barclays PLC:
2.75% 11/8/19	2,863	2,877
2.875% 6/8/20	4,810	4,833
3.2% 8/10/21	4,798	4,840
3.25% 1/12/21	3,509	3,553
BNP Paribas SA 2.45% 3/17/19	3,370	3,389
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,605
CIT Group, Inc. 3.875% 2/19/19	7,345	7,460
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,328
2.7% 10/27/22	11,000	10,903
2.75% 4/25/22	4,500	4,489
2.9% 12/8/21	4,703	4,730
4.6% 3/9/26	3,280	3,482
Citizens Bank NA:
2.25% 10/30/20	4,523	4,491
2.45% 12/4/19	6,790	6,796
2.55% 5/13/21	4,261	4,247
2.65% 5/26/22	3,090	3,070
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,316
Comerica, Inc. 2.125% 5/23/19	2,052	2,045
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,361
2.3% 9/6/19	3,440	3,445
2.55% 3/15/21	3,120	3,126
Credit Suisse New York Branch 3% 10/29/21	3,500	3,555
Discover Bank 2% 2/21/18	3,400	3,401
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,240
4.5% 6/1/18	440	445
First Horizon National Corp. 3.5% 12/15/20	7,958	8,126
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,068
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,885
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,839
4% 3/30/22	3,778	3,964
5.1% 4/5/21	4,270	4,607
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,814
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,724
3.15% 3/14/21	4,700	4,779
7% 12/15/20	1,204	1,353
Huntington National Bank 2.2% 4/1/19	4,985	4,987
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,751
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,478
2.35% 1/28/19	7,995	8,024
3.875% 9/10/24	5,168	5,383
4.125% 12/15/26	5,070	5,282
4.5% 1/24/22	4,210	4,499
KeyCorp. 5.1% 3/24/21	4,303	4,653
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,759
2.95% 3/1/21	7,298	7,378
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,084
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,701
MUFG Americas Holdings Corp. 2.25% 2/10/20	3,292	3,279
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,370
Regions Financial Corp.:
2.75% 8/14/22	4,704	4,680
3.2% 2/8/21	4,701	4,787
Royal Bank of Canada 2.35% 10/30/20	6,360	6,360
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,448
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,013
Sumitomo Mitsui Financial Group, Inc.:
2.846% 1/11/22	6,300	6,320
2.934% 3/9/21	4,046	4,088
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,725
Synovus Financial Corp. 3.125% 11/1/22	4,976	4,951
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,142
2.125% 4/7/21	4,740	4,693
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,081
3% 1/22/21	6,034	6,131
4.3% 7/22/27	4,780	5,034
Westpac Banking Corp.:
1.65% 5/13/19	4,790	4,758
2.8% 1/11/22	4,802	4,852
		355,166
Capital Markets - 2.9%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,673
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,882
Goldman Sachs Group, Inc.:
2.625% 1/31/19	7,920	7,969
2.625% 4/25/21	3,282	3,280
5.95% 1/18/18	10,163	10,215
6.15% 4/1/18	3,044	3,086
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,117
Lazard Group LLC 4.25% 11/14/20	1,723	1,805
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	5,973
Moody's Corp. 2.75% 12/15/21	779	781
Morgan Stanley:
2.375% 7/23/19	3,430	3,435
2.5% 4/21/21	5,000	4,979
2.65% 1/27/20	5,010	5,042
3.875% 1/27/26	4,600	4,766
4.875% 11/1/22	3,010	3,241
5.625% 9/23/19	933	986
5.75% 1/25/21	4,378	4,792
7.3% 5/13/19	3,668	3,927
S&P Global, Inc. 2.5% 8/15/18	1,947	1,953
UBS AG Stamford Branch 2.375% 8/14/19	7,600	7,621
		87,523
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,109	1,129
Ally Financial, Inc. 4.25% 4/15/21	7,800	8,083
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,767
Discover Financial Services:
3.85% 11/21/22	196	202
5.2% 4/27/22	5,287	5,717
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,368
3.336% 3/18/21	7,800	7,946
3.339% 3/28/22	2,657	2,691
4.25% 9/20/22	4,080	4,279
Hyundai Capital America:
2.55% 2/6/19 (a)	2,513	2,509
2.6% 3/19/20 (a)	6,620	6,575
2.875% 8/9/18 (a)	1,665	1,670
3% 10/30/20 (a)	6,329	6,331
Synchrony Financial:
3% 8/15/19	1,208	1,219
3.75% 8/15/21	4,450	4,568
Toyota Motor Credit Corp. 2.6% 1/11/22	10,611	10,671
		69,725
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,924
3.875% 8/15/22	3,628	3,725
4.125% 6/15/26	1,347	1,355
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,661
		12,665
Insurance - 3.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,133
AIA Group Ltd. 2.25% 3/11/19 (a)	743	739
American International Group, Inc.:
3.3% 3/1/21	5,232	5,346
4.875% 6/1/22	6,517	7,063
Aon Corp. 5% 9/30/20	4,000	4,280
Aon PLC 3.875% 12/15/25	6,215	6,484
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	1,929	1,915
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	2,068
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,807
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,572
4.8% 7/15/21	4,925	5,284
MassMutual Global Funding II:
2.45% 11/23/20 (a)	4,750	4,764
2.5% 4/13/22 (a)	6,290	6,260
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	4,130	4,090
2.3% 4/10/19 (a)	8,370	8,385
2.65% 4/8/22 (a)	7,790	7,792
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,468
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,098
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,849
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	990
Unum Group:
4% 3/15/24	3,330	3,458
5.625% 9/15/20	5,021	5,426
		100,271

TOTAL FINANCIALS		625,350

HEALTH CARE - 3.8%
Biotechnology - 0.6%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,107
2.9% 11/6/22	4,110	4,109
3.2% 11/6/22	3,165	3,209
Amgen, Inc. 2.125% 5/1/20	3,530	3,507
Celgene Corp. 2.875% 8/15/20	3,000	3,028
		17,960
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,674
Becton, Dickinson & Co.:
2.675% 12/15/19	890	894
2.894% 6/6/22	4,633	4,600
Danaher Corp. 2.4% 9/15/20	1,130	1,136
Medtronic, Inc. 2.5% 3/15/20	6,790	6,844
		18,148
Health Care Providers & Services - 1.5%
Aetna, Inc. 2.75% 11/15/22	597	590
Anthem, Inc. 3.35% 12/1/24	6,000	6,036
Express Scripts Holding Co.:
2.25% 6/15/19	5,140	5,135
2.6% 11/30/20	3,640	3,640
McKesson Corp. 2.284% 3/15/19	3,330	3,334
UnitedHealth Group, Inc.:
2.125% 3/15/21	4,680	4,651
2.7% 7/15/20	2,557	2,590
2.75% 2/15/23	684	685
3.35% 7/15/22	1,155	1,190
3.875% 10/15/20	5,296	5,510
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,324
4.35% 8/15/20	5,502	5,769
		43,454
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,481
4.15% 2/1/24	918	971
		4,452
Pharmaceuticals - 1.0%
Actavis Funding SCS 3% 3/12/20	6,026	6,081
Mylan N.V. 2.5% 6/7/19	1,677	1,676
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,659
Perrigo Finance PLC 3.5% 12/15/21	351	357
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,907
Teva Pharmaceutical Finance Netherlands III BV 1.4% 7/20/18	7,600	7,531
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,579
3.45% 11/13/20	887	910
		28,700

TOTAL HEALTH CARE		112,714

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,291
3.8% 10/7/24 (a)	2,162	2,252
		8,543
Airlines - 0.2%
Continental Airlines, Inc.:
6.795% 8/2/18	7	7
6.9% 1/2/18	42	42
Delta Air Lines, Inc. 2.875% 3/13/20	6,200	6,242
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	243	246
8.36% 1/20/19	218	218
		6,755
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,114
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,268
Industrial Conglomerates - 0.4%
General Electric Co. 2.7% 10/9/22	3,340	3,344
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,730
3% 12/15/20	3,140	3,189
		12,263
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,228
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	925
		9,153
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,959
3.375% 6/1/21	4,710	4,818
4.75% 3/1/20	2,913	3,058
		10,835

TOTAL INDUSTRIALS		52,931

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,741
Electronic Equipment & Components - 0.4%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,139
3.2% 4/1/24	1,056	1,055
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,842
		12,036
IT Services - 0.1%
Visa, Inc. 2.8% 12/14/22	4,670	4,723
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,377

TOTAL INFORMATION TECHNOLOGY		27,877

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,965
Ecolab, Inc. 1.45% 12/8/17	2,207	2,207
LYB International Finance II BV 3.5% 3/2/27	3,160	3,145
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,268
The Mosaic Co. 4.25% 11/15/23	5,095	5,268
		17,853
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	727
4.6% 4/1/22	1,262	1,341
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,479
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,634
Boston Properties, Inc.:
3.2% 1/15/25 (d)	3,000	2,985
3.85% 2/1/23	3,900	4,079
Camden Property Trust 4.25% 1/15/24	2,807	2,950
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,302
5% 7/1/25	1,529	1,634
DDR Corp.:
3.625% 2/1/25	1,578	1,531
3.9% 8/15/24	431	429
4.25% 2/1/26	2,246	2,249
4.625% 7/15/22	6,764	7,096
Duke Realty LP:
3.625% 4/15/23	1,976	2,026
3.875% 10/15/22	3,009	3,134
Equity One, Inc. 3.75% 11/15/22	8,200	8,411
ERP Operating LP:
4.625% 12/15/21	3,194	3,435
4.75% 7/15/20	2,996	3,165
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,533
5.9% 4/1/20	42	45
HCP, Inc. 4.25% 11/15/23	5,100	5,354
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,653
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,121
3.4% 11/1/22	2,493	2,544
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,200
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,102
4.5% 1/15/25	1,111	1,106
4.5% 4/1/27	3,298	3,226
4.95% 4/1/24	1,104	1,153
5.25% 1/15/26	3,160	3,295
Select Income REIT 2.85% 2/1/18	1,609	1,610
Simon Property Group LP:
2.35% 1/30/22	1,248	1,237
2.625% 6/15/22	4,174	4,172
		87,958
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,400	4,499
Digital Realty Trust LP:
2.75% 2/1/23	2,256	2,234
3.4% 10/1/20	3,292	3,368
3.625% 10/1/22	1,414	1,461
3.95% 7/1/22	2,154	2,254
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,743
Liberty Property LP:
4.125% 6/15/22	1,971	2,078
4.75% 10/1/20	7,111	7,495
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,239
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,745
Regency Centers LP 3.75% 6/15/24	2,349	2,386
Tanger Properties LP 3.75% 12/1/24	3,076	3,080
Ventas Realty LP 3.125% 6/15/23	885	883
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,590
Washington Prime Group LP 3.85% 4/1/20	4,940	4,959
		46,014

TOTAL REAL ESTATE		133,972

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,114
2.45% 6/30/20	2,237	2,234
2.8% 2/17/21	7,750	7,782
3% 6/30/22	2,110	2,107
3.4% 5/15/25	4,920	4,818
3.6% 2/17/23	2,810	2,874
5.875% 10/1/19	287	306
British Telecommunications PLC 2.35% 2/14/19	1,992	1,997
SBA Tower Trust:
3.156% 10/15/20 (a)	4,730	4,712
3.168% 4/9/47 (a)	6,190	6,185
Verizon Communications, Inc.:
1.75% 8/15/21	1,403	1,364
2.946% 3/15/22	2,884	2,900
3% 11/1/21	9,890	10,016
5.15% 9/15/23	4,000	4,425
		54,834
UTILITIES - 3.6%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,724
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	5,976
Commonwealth Edison Co. 4% 8/1/20	4,400	4,581
Duke Energy Corp. 1.8% 9/1/21	1,793	1,747
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	405
Edison International 2.95% 3/15/23	1,206	1,211
Eversource Energy:
2.5% 3/15/21	1,473	1,467
2.8% 5/1/23	4,679	4,670
Exelon Corp.:
2.85% 6/15/20	934	943
3.497% 6/1/22 (b)	2,741	2,805
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,194
IPALCO Enterprises, Inc. 3.7% 9/1/24 (a)	1,226	1,221
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,739	3,727
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	6,926
6.5% 8/1/18	2,033	2,094
Pacific Gas & Electric Co. 3.25% 9/15/21	662	675
PG&E Corp. 2.4% 3/1/19	489	490
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,520
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,191
Southern Co. 2.35% 7/1/21	7,954	7,878
Tampa Electric Co. 5.4% 5/15/21	1,635	1,779
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,809
Wisconsin Electric Power Co. 2.95% 9/15/21	768	780
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,727
		70,560
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,391
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	806	806
Southern Power Co. 2.375% 6/1/20	2,294	2,288
		3,094
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,878
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	4,542	4,269
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	4,221	4,179
2% 8/15/21	1,125	1,103
NiSource Finance Corp. 2.65% 11/17/22	5,299	5,278
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,093
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,723
Sempra Energy 2.875% 10/1/22	1,677	1,680
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	3,383	3,249
		31,452

TOTAL UTILITIES		106,497

TOTAL NONCONVERTIBLE BONDS
(Cost $1,486,427)		1,513,600

U.S. Treasury Obligations - 35.0%
U.S. Treasury Notes:
1.5% 4/15/20	$9,706	$9,628
1.5% 5/15/20	10,429	10,340
1.75% 12/31/20	36,800	36,592
2% 12/31/21	96,000	95,715
2.125% 6/30/22	157,437	157,486
2.125% 5/15/25	243,797	240,147
2.25% 3/31/21	154,078	155,420
2.25% 2/15/27	186,200	183,538
2.375% 8/15/24	156,031	156,659
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,051,380)		1,045,525

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.6%
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	261	272
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	354	373
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	383	406
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(c)	232	242
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	69	72
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	141	148
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (b)(c)	78	82
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	152	161
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (b)(c)	195	203
12 month U.S. LIBOR + 1.818% 3.51% 4/1/35 (b)(c)	1,065	1,124
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(c)	125	129
12 month U.S. LIBOR + 2.253% 3.18% 7/1/35 (b)(c)	230	243
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.14% 12/1/33 (b)(c)	1,797	1,884
2.5% 1/1/33	6,785	6,763
5.5% 1/1/18 to 6/1/36	4,125	4,521
6.5% 7/1/32 to 8/1/36	2,114	2,410
7% 8/1/25 to 2/1/32	9	10
7.5% 11/1/22 to 8/1/29	88	99

TOTAL FANNIE MAE		19,142

Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (b)(c)	133	139
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (b)(c)	156	166
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (b)(c)	160	167
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(c)	145	154
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (b)(c)	194	202
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (b)(c)	179	187
4.5% 8/1/18	210	212
5% 3/1/19	281	284
5.5% 3/1/34 to 7/1/35	5,863	6,502
7.5% 7/1/27 to 1/1/33	15	18

TOTAL FREDDIE MAC		8,031

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,492	1,736
8% 5/15/22	0	0

TOTAL GINNIE MAE		1,736

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $28,331)		28,909

Asset-Backed Securities - 3.0%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	$299	$298
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	144	145
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (b)(c)	15	15
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	40	37
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	22	21
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (b)(c)	196	197
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	728	729
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	485	186
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	601	576
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (b)(c)	13	6
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	7,686	7,669
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.3629% 2/25/35 (b)(c)	1,316	1,323
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	3,143	3,143
Capital One Multi-Asset Execution Trust Series 2017-A1 Class A1, 2% 1/17/23	7,787	7,770
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	812	684
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	23	22
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	35	35
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (b)(c)	15	14
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	2,053	2,050
Discover Card Master Trust Series 2016-A3 Class A3, 1.85% 10/16/23	4,337	4,284
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	18	17
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (b)(c)	149	144
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,590
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,656
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,129
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (b)(c)	427	423
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	157	125
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	640	611
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (a)(b)(c)	288	280
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (a)(b)(c)	104	98
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (a)(b)(c)	173	161
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (a)(b)(c)	66	60
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,773
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	84	7
Home Equity Asset Trust Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	150	152
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	721	503
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	2,280	1,676
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (b)(c)	126	27
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	63	59
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	90	88
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	648	628
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	26	25
Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 6.5786% 8/25/34 (b)(c)	186	124
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	46	45
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	52	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (b)(c)	642	637
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	210	212
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	308	246
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (b)(c)	665	667
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	4,222	4,215
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (b)(c)	209	207
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	54	54
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (b)(c)	23	23
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	168	160
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	3,136	3,218
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (a)(b)(c)(e)	1,745	934
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,647
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	6,085	6,068
TOTAL ASSET-BACKED SECURITIES
(Cost $84,155)		88,898

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	169	165
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	121	86
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (a)(b)(c)	33	19
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	8	8

TOTAL PRIVATE SPONSOR		278

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	12,284	12,188
Series 2013-16 Class GP, 3% 3/25/33	10,901	11,080
Series 2015-28 Class JE, 3% 5/25/45	8,267	8,379
Series 2016-19 Class AH, 3% 4/25/46	5,327	5,398
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	942	997

TOTAL U.S. GOVERNMENT AGENCY		38,042

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $39,535)		38,320

Commercial Mortgage Securities - 3.8%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	888	893
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(f)	32	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,133	6,251
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (a)(b)(c)	14	14
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	250	234
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (a)(b)(c)	18	14
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	81	75
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (a)(b)(c)	38	35
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (a)(b)(c)	35	32
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (a)(b)(c)	31	28
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (a)(b)(c)	31	24
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (a)(b)(c)	33	25
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (a)(b)(c)	17	14
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	189	176
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	195	187
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	183	173
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	85	69
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (a)(b)(c)	46	38
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (a)(b)(c)	37	28
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	150	140
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	51	48
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	54	50
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	86	74
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	102	85
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	51	40
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	4,970
Class D, 3.768% 4/10/28 (a)	1,568	1,586
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,541	1,545
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,094	5,197
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,617
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,843
Series 2014-CR15 Class A2, 2.928% 2/10/47	5,854	5,902
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,894
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (a)(b)(c)	615	615
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (a)(b)(c)	599	599
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (a)(b)(c)	1,992	1,993
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,316
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,824
GS Mortgage Securities Trust sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	3,127	3,227
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,520
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1692% 8/15/46 (b)	1,650	1,771
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,632
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,440
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,800
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	3,484	3,470
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	5,801	5,786
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,917	2,934
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,097
Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,754
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,474
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $113,921)		113,553

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	10,988
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,520
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,832
TOTAL MUNICIPAL SECURITIES
(Cost $16,304)		16,340

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,806
Province of Quebec 2.375% 1/31/22	6,291	6,285
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,083)		17,091

Bank Notes - 1.9%
Capital One Bank U.S.A. NA 2.25% 2/13/19	6,545	6,546
Capital One NA 2.95% 7/23/21	3,430	3,452
Compass Bank 2.875% 6/29/22	3,074	3,053
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,556
3.1% 6/4/20	3,441	3,486
Fifth Third Bank 2.875% 10/1/21	3,440	3,480
KeyBank NA 2.35% 3/8/19	4,690	4,707
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,613
PNC Bank NA:
2.15% 4/29/21	3,170	3,141
2.2% 1/28/19	3,285	3,289
2.45% 11/5/20	4,458	4,471
2.55% 12/9/21	6,260	6,268
RBS Citizens NA 2.5% 3/14/19	1,899	1,905
Regions Bank 7.5% 5/15/18	1,200	1,229
SunTrust Bank 2.75% 5/1/23	4,300	4,265
TOTAL BANK NOTES
(Cost $57,269)		57,461
	Shares	Value (000s)

Fixed-Income Funds - 1.0%
Fidelity Specialized High Income Central Fund (g)
(Cost $30,615)	294,781	30,457

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.13% (h)
(Cost $16,607)	16,603,377	16,607
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,941,627)		2,966,761
NET OTHER ASSETS (LIABILITIES) - 0.7%		21,932
NET ASSETS - 100%		$2,988,693

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $329,256,000 or 11.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$30
Fidelity Specialized High Income Central Fund	376
Total	$406

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$30,042	$795	$--	$--	$(380)	$30,457	4.5%
Total	$30,042	$795	$--	$--	$(380)	$30,457

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,513,600	$--	$1,513,600	$--
U.S. Government and Government Agency Obligations	1,045,525	--	1,045,525	--
U.S. Government Agency - Mortgage Securities	28,909	--	28,909	--
Asset-Backed Securities	88,898	--	87,964	934
Collateralized Mortgage Obligations	38,320	--	38,320	--
Commercial Mortgage Securities	113,553	--	113,553	--
Municipal Securities	16,340	--	16,340	--
Foreign Government and Government Agency Obligations	17,091	--	17,091	--
Bank Notes	57,461	--	57,461	--
Fixed-Income Funds	30,457	30,457	--	--
Money Market Funds	16,607	16,607	--	--
Total Investments in Securities:	$2,966,761	$47,064	$2,918,763	$934

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

November 30, 2017

STP-QTLY-0118
1.813036.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 2.9%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,360
1.7% 2/22/19	6,267	6,241
2% 2/14/20	12,600	12,552
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	19,958
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,623
1.65% 3/2/18 (a)	7,774	7,771
1.65% 5/18/18 (a)	11,600	11,592
2.2% 5/5/20 (a)	15,650	15,573
2.3% 1/6/20 (a)	12,000	11,980
2.3% 2/12/21 (a)	15,000	14,894
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,080
2.4% 4/10/18	13,827	13,864
2.4% 5/9/19	5,000	5,001
2.65% 4/13/20	8,943	8,958
3.15% 1/15/20	2,000	2,024
4.2% 3/1/21	6,000	6,254
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	6,300	6,288
		173,013
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,566
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	8,095
Media - 1.5%
21st Century Fox America, Inc.:
4.5% 2/15/21	20,000	21,140
8.25% 8/10/18	4,320	4,506
CBS Corp. 2.3% 8/15/19	5,200	5,205
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,556
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.0361% 9/20/19 (b)(c)	9,726	9,768
Historic Tw, Inc. 6.875% 6/15/18	9,300	9,534
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	11,169
Time Warner, Inc. 4.75% 3/29/21	5,980	6,364
		89,242

TOTAL CONSUMER DISCRETIONARY		272,916

CONSUMER STAPLES - 3.7%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,578
2.65% 2/1/21	22,878	23,048
		49,626
Food & Staples Retailing - 0.4%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,599
2.25% 12/5/18	5,000	5,008
		21,607
Food Products - 0.4%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,058
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.9288% 5/30/19 (b)(c)	11,349	11,366
2.65% 8/15/19	6,460	6,495
		21,919
Tobacco - 2.1%
Bat Capital Corp. 2.297% 8/14/20 (a)	12,620	12,554
BAT International Finance PLC:
3 month U.S. LIBOR + 0.510% 1.83% 6/15/18 (a)(b)(c)	10,000	10,016
1.85% 6/15/18 (a)	30,000	29,982
2.75% 6/15/20 (a)	15,080	15,171
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,702
2.05% 7/20/18 (a)	25,710	25,707
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,882
1.875% 1/15/19	3,400	3,398
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,922
		128,334

TOTAL CONSUMER STAPLES		221,486

ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	449	449
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,081
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,837
		30,367
Oil, Gas & Consumable Fuels - 3.3%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,151
1.676% 5/3/19	3,128	3,113
1.768% 9/19/19	12,266	12,194
2.315% 2/13/20	10,676	10,715
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,474
Cenovus Energy, Inc. 3% 8/15/22	3,323	3,282
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,111
ConocoPhillips Co. 2.2% 5/15/20	2,000	2,003
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,463
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,688
2.55% 10/15/19	7,751	7,778
EQT Corp. 2.5% 10/1/20	5,508	5,485
Exxon Mobil Corp. 1.708% 3/1/19	17,000	16,973
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	574
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,900
3.05% 12/1/19	9,592	9,675
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,634
Petro-Canada 6.05% 5/15/18	7,774	7,910
Petroleos Mexicanos 5.5% 2/4/19	6,500	6,716
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,524
Shell International Finance BV 2.125% 5/11/20	9,067	9,058
TransCanada PipeLines Ltd.:
1.875% 1/12/18	12,481	12,481
2.125% 11/15/19	12,200	12,174
3.125% 1/15/19	5,527	5,586
Western Gas Partners LP 5.375% 6/1/21	12,000	12,765
		196,968

TOTAL ENERGY		227,335

FINANCIALS - 22.7%
Banks - 12.4%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	20,230	20,226
Bank of America Corp.:
2.25% 4/21/20	5,084	5,071
2.369% 7/21/21 (b)	10,000	9,964
2.6% 1/15/19	20,519	20,632
2.625% 10/19/20	22,200	22,289
2.65% 4/1/19	8,000	8,053
Barclays PLC:
2% 3/16/18	10,150	10,150
2.75% 11/8/19	14,000	14,068
3.25% 1/12/21	6,858	6,944
BNP Paribas SA 2.7% 8/20/18	12,311	12,380
BPCE SA 2.5% 12/10/18	18,000	18,079
Capital One NA:
2.35% 8/17/18	10,500	10,523
2.35% 1/31/20	15,650	15,598
Citibank NA 1.85% 9/18/19	16,000	15,917
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,270
2.05% 6/7/19	31,921	31,809
2.15% 7/30/18	5,750	5,759
2.45% 1/10/20	10,150	10,158
2.5% 9/26/18	12,200	12,247
2.5% 7/29/19	8,367	8,393
2.75% 4/25/22	10,000	9,976
Citizens Bank NA:
2.25% 3/2/20	12,000	11,955
2.45% 12/4/19	1,240	1,241
2.55% 5/13/21	10,093	10,061
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,483
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,419
Credit Suisse New York Branch 1.75% 1/29/18	15,547	15,548
Discover Bank:
2% 2/21/18	20,473	20,478
2.6% 11/13/18	7,250	7,283
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,223
4.5% 6/1/18	5,894	5,966
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,542
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,948
2.625% 9/24/18	6,383	6,419
Huntington National Bank:
2% 6/30/18	12,100	12,113
2.375% 3/10/20	12,000	12,005
ING Bank NV:
3 month U.S. LIBOR + 0.690% 2.025% 10/1/19 (a)(b)(c)	5,200	5,234
1.8% 3/16/18 (a)	16,562	16,563
ING Groep NV 3.15% 3/29/22	12,250	12,383
Intesa Sanpaolo SpA 3.875% 1/16/18	7,000	7,015
JPMorgan Chase & Co.:
2.2% 10/22/19	3,329	3,330
2.25% 1/23/20	4,447	4,446
2.35% 1/28/19	11,485	11,527
2.55% 10/29/20	4,750	4,768
KeyBank NA 1.7% 6/1/18	9,131	9,126
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,186
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,425
Mizuho Bank Ltd. 3 month U.S. LIBOR + 0.640% 1.9694% 3/26/18 (a)(b)(c)	8,050	8,064
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,790	1,790
2.25% 2/10/20	4,073	4,056
PNC Bank NA 1.8% 11/5/18	11,500	11,490
Regions Financial Corp.:
2.75% 8/14/22	9,767	9,718
3.2% 2/8/21	6,820	6,945
Royal Bank of Canada:
1.5% 7/29/19	12,690	12,559
2.125% 3/2/20	15,000	14,986
2.15% 10/26/20	20,000	19,877
Sumitomo Mitsui Banking Corp. 2.05% 1/18/19	16,150	16,133
SunTrust Bank 2.25% 1/31/20	25,000	25,003
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,759
2.25% 11/5/19	13,700	13,732
2.5% 12/14/20	9,901	9,946
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,614
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,882
2.15% 3/6/20	12,400	12,379
		752,126
Capital Markets - 3.9%
CBOE Holdings, Inc. 1.95% 6/28/19	11,637	11,575
Deutsche Bank AG 2.7% 7/13/20	25,500	25,440
Deutsche Bank AG London Branch:
2.5% 2/13/19	1,000	1,001
2.85% 5/10/19	16,350	16,422
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.1167% 12/13/19 (b)(c)	15,000	15,123
1.95% 7/23/19	12,000	11,937
2% 4/25/19	9,100	9,072
2.375% 1/22/18	13,689	13,700
2.55% 10/23/19	15,830	15,876
2.625% 1/31/19	20,185	20,310
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,361
Moody's Corp.:
2.75% 7/15/19	12,276	12,369
2.75% 12/15/21	1,564	1,568
Morgan Stanley:
2.375% 7/23/19	5,730	5,739
2.5% 1/24/19	15,000	15,059
2.625% 11/17/21	14,942	14,909
2.65% 1/27/20	12,000	12,075
S&P Global, Inc. 2.5% 8/15/18	3,751	3,764
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,178
UBS AG Stamford Branch 2.375% 8/14/19	9,006	9,030
		237,508
Consumer Finance - 3.6%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,798
2.2% 3/3/20	10,275	10,259
2.25% 5/5/21	9,000	8,941
2.6% 9/14/20	16,520	16,640
Capital One Financial Corp.:
2.45% 4/24/19	6,180	6,196
2.5% 5/12/20	10,000	9,998
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,612
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,910
2.262% 3/28/19	20,170	20,139
2.425% 6/12/20	10,000	9,959
2.597% 11/4/19	10,000	10,036
2.681% 1/9/20	9,933	9,959
3.336% 3/18/21	25,885	26,371
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,771
2% 7/1/19 (a)	9,125	9,011
2.875% 8/9/18 (a)	583	585
Synchrony Financial:
2.6% 1/15/19	20,271	20,340
3% 8/15/19	6,020	6,077
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,599
1.95% 4/17/20	12,100	12,040
		216,241
Diversified Financial Services - 0.1%
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,146
Insurance - 2.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,119
AFLAC, Inc. 2.4% 3/16/20	13,291	13,321
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	7,959
American International Group, Inc. 2.3% 7/16/19	25,278	25,289
Aon Corp. 5% 9/30/20	5,671	6,068
Assurant, Inc. 2.5% 3/15/18	7,873	7,887
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,384
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	12,300	12,187
2.05% 6/12/20 (a)	15,230	15,137
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,229
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,750
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,610
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	15,018
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	16,917
		160,875

TOTAL FINANCIALS		1,371,896

HEALTH CARE - 4.6%
Biotechnology - 0.8%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,780
2.5% 5/14/20	15,888	15,970
Amgen, Inc. 2.2% 5/22/19	8,204	8,213
Celgene Corp. 2.125% 8/15/18	5,502	5,516
		45,479
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories 2.35% 11/22/19	18,475	18,497
Becton, Dickinson & Co. 2.404% 6/5/20	16,230	16,126
Medtronic, Inc. 1.5% 3/15/18	9,841	9,838
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,892
		58,353
Health Care Providers & Services - 0.6%
Anthem, Inc. 2.5% 11/21/20	12,140	12,146
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,765
Express Scripts Holding Co. 2.6% 11/30/20	7,446	7,446
UnitedHealth Group, Inc. 1.9% 7/16/18	10,738	10,745
WellPoint, Inc. 1.875% 1/15/18	3,692	3,693
		35,795
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,054
Pharmaceuticals - 2.2%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3903% 3/12/18 (b)(c)	15,958	15,995
3% 3/12/20	15,452	15,593
3.45% 3/15/22	11,000	11,183
Mylan N.V.:
2.5% 6/7/19	17,230	17,217
3% 12/15/18	8,000	8,054
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,151
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,808
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,773
1.7% 7/19/19	10,682	10,343
2.2% 7/21/21	10,000	9,189
Zoetis, Inc. 3.45% 11/13/20	1,708	1,753
		136,059

TOTAL HEALTH CARE		278,740

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,327
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,121
		22,448
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc. 2.875% 3/13/20	15,450	15,555
		15,560
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	2,790	2,771
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,750
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	7,802	7,784
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,139
2.125% 1/15/20	6,030	5,995
2.625% 9/4/18	5,039	5,056
International Lease Finance Corp. 5.875% 4/1/19	11,225	11,724
		25,914

TOTAL INDUSTRIALS		80,227

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,599
Electronic Equipment & Components - 0.5%
Amphenol Corp. 2.2% 4/1/20	15,000	14,947
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	13,967
Tyco Electronics Group SA 2.375% 12/17/18	1,388	1,392
		30,306
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,471
3.65% 8/22/18	3,751	3,797
		13,268
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	16,730	16,832

TOTAL INFORMATION TECHNOLOGY		72,005

MATERIALS - 0.5%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,049
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,704
1.55% 1/12/18	12,134	12,132
		32,885
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,772
ERP Operating LP 2.375% 7/1/19	7,103	7,126
Health Care REIT, Inc. 2.25% 3/15/18	2,747	2,751
Select Income REIT 2.85% 2/1/18	5,193	5,198
		24,847
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,591
3.4% 10/1/20	9,129	9,340
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,343
Washington Prime Group LP 3.85% 4/1/20	9,340	9,375
		27,649

TOTAL REAL ESTATE		52,496

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,289
2.45% 6/30/20	13,309	13,291
British Telecommunications PLC 2.35% 2/14/19	11,567	11,596
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,278
		39,454
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,378

TOTAL TELECOMMUNICATION SERVICES		45,832

UTILITIES - 4.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	9,866	9,866
2.15% 11/13/20	7,619	7,587
Duke Energy Corp.:
1.8% 9/1/21	3,796	3,698
2.1% 6/15/18	13,883	13,895
Edison International 2.125% 4/15/20	15,000	14,938
Eversource Energy 1.45% 5/1/18	1,897	1,894
Exelon Corp.:
2.85% 6/15/20	6,843	6,907
3.497% 6/1/22 (b)	5,555	5,685
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 1.6714% 11/6/20 (b)(c)	28,725	28,725
ITC Holdings Corp. 2.7% 11/15/22 (a)	7,621	7,596
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	2,594	2,589
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,640
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,005
Southern Co. 1.85% 7/1/19	23,180	23,061
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9503% 4/10/18 (b)(c)	13,000	13,013
		145,099
Gas Utilities - 0.2%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 1.8773% 11/29/19 (b)(c)	12,200	12,195
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,693
2.7% 6/15/21	1,671	1,671
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,032
Southern Power Co. 1.5% 6/1/18	9,011	8,996
		19,392
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co. 2% 11/15/18	7,527	7,531
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,261
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	6,389	6,006
1.6% 8/15/19	4,062	4,020
1.875% 1/15/19	15,000	14,936
1.9% 6/15/18	9,703	9,704
2.5% 12/1/19	10,591	10,612
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,979
Sempra Energy 1.625% 10/7/19	10,647	10,518
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,449
		83,016

TOTAL UTILITIES		259,702

TOTAL NONCONVERTIBLE BONDS
(Cost $2,920,212)		2,915,520

U.S. Government and Government Agency Obligations - 26.7%
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.875% 8/2/19	$30,311	$29,846
1% 2/26/19	65,198	64,599

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		94,445

U.S. Treasury Obligations - 25.1%
U.S. Treasury Notes:
1.375% 3/31/20	607,454	600,953
1.375% 4/30/20	75,030	74,177
1.375% 1/31/21	270,000	265,222
1.5% 5/15/20	398,961	395,548
1.625% 11/15/20	39,088	38,919
1.75% 12/31/20	145,000	144,179

TOTAL U.S. TREASURY OBLIGATIONS		1,518,998

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,629,950)		1,613,443

U.S. Government Agency - Mortgage Securities - 1.3%
Fannie Mae - 0.9%
12 month U.S. LIBOR + 1.551% 2.494% 2/1/44 (b)(c)	441	458
12 month U.S. LIBOR + 1.553% 2.593% 5/1/44 (b)(c)	1,351	1,403
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (b)(c)	535	556
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (b)(c)	837	869
12 month U.S. LIBOR + 1.574% 2.666% 4/1/44 (b)(c)	2,032	2,114
12 month U.S. LIBOR + 1.580% 2.46% 4/1/44 (b)(c)	748	777
12 month U.S. LIBOR + 1.580% 2.58% 1/1/44 (b)(c)	834	869
12 month U.S. LIBOR + 1.597% 3.241% 11/1/34 (b)(c)	398	411
12 month U.S. LIBOR + 1.640% 3.332% 10/1/35 (b)(c)	2,414	2,527
12 month U.S. LIBOR + 1.674% 3.362% 2/1/35 (b)(c)	733	766
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	795	824
12 month U.S. LIBOR + 1.685% 3.352% 2/1/40 (b)(c)	1,306	1,382
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	538	561
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	828	872
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	620	657
12 month U.S. LIBOR + 1.750% 3.341% 1/1/40 (b)(c)	784	814
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (b)(c)	1,750	1,837
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	716	745
12 month U.S. LIBOR + 1.800% 3.55% 8/1/41 (b)(c)	152	159
12 month U.S. LIBOR + 1.800% 3.55% 8/1/41 (b)(c)	121	126
12 month U.S. LIBOR + 1.800% 3.55% 9/1/41 (b)(c)	1,448	1,526
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(c)	481	500
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	155	163
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	188	197
12 month U.S. LIBOR + 1.810% 3.439% 2/1/40 (b)(c)	424	445
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (b)(c)	164	172
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(c)	2,575	2,700
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	316	335
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (b)(c)	400	417
12 month U.S. LIBOR + 1.818% 3.51% 4/1/35 (b)(c)	1,002	1,057
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(c)	262	273
12 month U.S. LIBOR + 1.835% 3.571% 3/1/40 (b)(c)	676	710
12 month U.S. LIBOR + 2.207% 3.092% 5/1/35 (b)(c)	703	737
12 month U.S. LIBOR + 2.253% 3.18% 7/1/35 (b)(c)	1,125	1,189
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.14% 12/1/33 (b)(c)	374	392
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.912% 12/1/34 (b)(c)	332	351
U.S. TREASURY 1 YEAR INDEX + 2.360% 3.267% 11/1/34 (b)(c)	2,457	2,604
3.5% 1/1/26 to 9/1/29	18,129	18,787
4.5% 6/1/19 to 7/1/20	38	38
5.5% 1/1/18 to 11/1/34	6,390	7,069
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		58,390

Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.630% 3.238% 11/1/35 (b)(c)	293	302
12 month U.S. LIBOR + 1.785% 3.528% 4/1/40 (b)(c)	506	530
12 month U.S. LIBOR + 1.822% 3.542% 8/1/36 (b)(c)	338	357
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (b)(c)	1,512	1,580
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (b)(c)	274	288
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (b)(c)	325	345
12 month U.S. LIBOR + 1.880% 3.63% 8/1/41 (b)(c)	772	820
12 month U.S. LIBOR + 1.880% 3.63% 9/1/41 (b)(c)	445	465
12 month U.S. LIBOR + 1.905% 3.608% 2/1/40 (b)(c)	468	492
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	563	592
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (b)(c)	330	344
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(c)	304	322
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (b)(c)	402	420
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (b)(c)	366	382
3.5% 8/1/26	9,419	9,746
4% 6/1/24 to 4/1/26	4,188	4,360
4.5% 8/1/18 to 11/1/18	596	601
5% 4/1/20	246	249
8.5% 5/1/26 to 7/1/28	95	111

TOTAL FREDDIE MAC		22,306

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	628	726
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $80,905)		81,422

Asset-Backed Securities - 13.7%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$698	$716
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	380	379
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	32	33
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,286
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 1.8089% 1/15/21 (b)(c)	10,000	10,042
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,158
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,236
Series 2017-3 Class A, 1.1644% 11/15/22	12,660	12,567
2.04% 5/15/23	10,120	10,089
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	1,723	1,722
Series 2016-1 Class A3, 1.81% 10/8/20	5,642	5,641
Series 2016-2 Class A2A, 1.42% 10/8/19	1,173	1,173
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	53	50
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	330	316
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	119	119
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	641	246
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (b)(c)	4	2
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,502
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,785
BMW Vehicle Lease Trust Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,958
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,930	8,860
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	7,086	7,058
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	6,311	6,310
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,565
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,588
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,313
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,974
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	12,116
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	4,226	4,222
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,110
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,963
Series 2017-4 Class A3, 2.15% 10/17/22	5,039	5,024
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	1,073	904
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,291
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,651
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	10,824	10,809
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	4,910	4,906
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,263	1,262
Citibank Credit Card Issuance Trust:
Series 2017-A2 Class A2, 1.74% 1/19/21	15,722	15,693
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	14,018
Series 2017-A8 Class A8, 1.88% 8/8/22	15,000	14,895
Series 2017-A9 Class A9, 1.8% 9/20/21	12,226	12,174
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	7,713	7,715
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.5775% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.8286% 7/25/34 (b)(c)	261	234
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	30	29
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	44	44
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9379% 12/25/33 (b)(c)	179	174
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,145
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,213
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,895
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,601
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,457
DLL Securitization Trust Series 2017-A Class A3, 0% 12/15/21 (a)	9,856	9,854
Enterprise Fleet Financing LLC:
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	766	766
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	5,129	5,121
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	8,036	8,047
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.7372% 5/28/35 (b)(c)	531	490
Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	245	236
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (b)(c)	166	161
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	7,509	7,462
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	4,741	4,765
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,201
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,775
Series 2015-C Class A3, 1.41% 2/15/20	5,466	5,459
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,188
Series 2017-A Class A3, 1.67% 6/15/21	11,089	11,035
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,689
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,560
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,933
Series 2017-2 Class A1, 2.37% 9/15/22	12,180	12,164
Fremont Home Loan Trust:
Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.8275% 11/25/34 (b)(c)	1	0
Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (b)(c)	565	559
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	207	166
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	654	625
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (a)(b)(c)	46	45
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (a)(b)(c)	17	16
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (a)(b)(c)	28	26
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (a)(b)(c)	11	10
GM Financial Automobile Leasing Trust Series 2015-2 Class A3, 1.68% 12/20/18	3,660	3,661
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	11,672	11,624
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,250
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,987
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,895
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	34	34
Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.0286% 6/25/34 (b)(c)	117	116
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,471
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	707	493
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,218
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	1,664	1,664
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	7,146	7,135
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,846
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	359	264
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.4786% 7/25/36 (b)(c)	5,010	2,594
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (b)(c)	224	47
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	347	347
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,879
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	14	13
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	18	18
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	395	384
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	369	358
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	32	32
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	60	59
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	69	3
Nationstar HECM Loan Trust Series 2016-3A Class A, 2.0125% 8/25/26 (a)	6,564	6,566
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.8075% 3/25/66 (a)(b)(c)	6,952	6,964
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,351
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,926
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,087
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	1,181	1,171
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	2,585	2,605
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	1,212	969
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (b)(c)	845	847
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	10,031	10,050
Series 2017-3A Class A, 2.54% 11/15/23 (a)	8,567	8,552
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	3	3
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	11,959	11,946
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (b)(c)	277	273
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	7,254	7,228
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,926
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	7,272	7,272
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	468	468
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.19% 9/15/33 (b)(c)	1,164	1,161
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (b)(c)	26	25
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,561
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	2,461	2,459
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	340	325
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	5,865	5,846
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,555
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (a)(b)(c)(d)	261	140
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	4,166	4,146
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,777
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,800
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,376
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,329
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	3,690	3,688
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,296
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	3,821	3,821
TOTAL ASSET-BACKED SECURITIES
(Cost $830,373)		826,495

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 0.5%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6246% 5/27/35 (a)(b)	2,024	2,031
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	9,398	9,466
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	167	164
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (a)(b)(c)	16,950	16,947
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	76	54
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (a)(b)(c)	11	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	11	10

TOTAL PRIVATE SPONSOR		28,678

U.S. Government Agency - 1.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.6275% 5/25/45 (b)(c)	16,037	16,017
sequential payer Series 2001-40 Class Z, 6% 8/25/31	353	392
Series 2016-27:
Class HK, 3% 1/25/41	14,164	14,342
Class KG, 3% 1/25/40	7,021	7,107
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.6775% 7/25/46 (b)(c)	17,344	17,394
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	1,580	1,673
Series 4221-CLS Class GA, 1.4% 7/15/23	6,571	6,461
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	9,085	9,111

TOTAL U.S. GOVERNMENT AGENCY		72,497

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $101,867)		101,175

Commercial Mortgage Securities - 3.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(f)	118	1
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	5,666	5,608
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 5/15/32 (a)(b)(c)	7,515	7,515
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (a)(b)(c)	16	16
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	1,354	1,269
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (a)(b)(c)	56	43
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	431	401
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (a)(b)(c)	153	141
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (a)(b)(c)	192	175
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (a)(b)(c)	104	93
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (a)(b)(c)	104	79
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (a)(b)(c)	106	81
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (a)(b)(c)	19	16
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	759	705
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	153	146
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	144	136
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	69	56
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (a)(b)(c)	38	31
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (a)(b)(c)	31	23
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	198	185
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	149	139
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	160	148
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	259	222
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	407	339
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	151	116
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 1.7879% 9/25/37 (a)(b)(c)	1,959	1,362
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	12,388	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.3003% 10/15/32 (a)(b)(c)	8,686	8,699
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 5/15/30 (a)(b)(c)	10,143	10,149
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.0403% 7/15/28 (a)(b)(c)	9,099	9,110
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1003% 7/15/32 (a)(b)(c)	8,384	8,386
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,793	8,970
Series 2014-CR18 Class ASB, 3.452% 7/15/47	14,774	15,258
Series 2012-CR4 Class ASB, 2.436% 10/15/45	7,308	7,321
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,445	1,457
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	4,239	4,187
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (a)(b)(c)	1,592	1,592
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (a)(b)(c)	1,552	1,552
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (a)(b)(c)	4,427	4,430
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 7/15/32 (a)(b)(c)	12,462	12,493
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	1,898	1,896
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(c)	2,920	2,922
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	1,874	1,872
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	6,405	6,609
Series 2017-GS8 Class A1, 2.159% 11/10/50	11,460	11,433
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,579
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,353
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	4,419	4,564
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	2,709	2,728
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(c)	4,543	4,556
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0389% 9/15/28 (a)(b)(c)	4,201	4,213
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	4,244	4,205
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	11,678	11,648
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	367	367
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5889% 6/15/29 (a)(b)(c)	7,734	7,744
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,972	2,970
Series 2016-LC25 Class A1, 1.795% 12/15/59	3,856	3,816
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	3,018	2,996
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	3,161	3,171
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,375
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,961	9,073
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,567
Series 2013-C13 Class A1, 0.778% 5/15/45	196	196
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $220,611)		217,503

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,851)	11,500	11,899

Foreign Government and Government Agency Obligations - 0.1%
Ontario Province 1.25% 6/17/19
(Cost $8,931)	$9,000	$8,891

Bank Notes - 1.9%
Citibank NA 2.1% 6/12/20	15,430	15,344
Citizens Bank NA 2.3% 12/3/18	10,896	10,919
Discover Bank 3.1% 6/4/20	5,758	5,834
Fifth Third Bank 2.375% 4/25/19	7,425	7,445
KeyBank NA:
1.65% 2/1/18	$4,758	$4,758
2.25% 3/16/20	3,604	3,598
2.35% 3/8/19	6,000	6,021
2.5% 12/15/19	4,770	4,789
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,082
PNC Bank NA:
1.45% 7/29/19	12,033	11,897
1.95% 3/4/19	11,500	11,487
2.45% 11/5/20	10,000	10,030
RBS Citizens NA 2.5% 3/14/19	3,813	3,825
Regions Bank 7.5% 5/15/18	994	1,018
Regions Financial Corp. 2.25% 9/14/18	17,720	17,744
TOTAL BANK NOTES
(Cost $115,990)		115,791

Commercial Paper - 0.2%
Catholic Health Initiatives 1.9% 12/12/17
(Cost $9,994)	10,000	9,996
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.13% (g)
(Cost $21,596)	21,591,100	21,595
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
2.35%, dated 8/11/17 due 2/7/18 (Collateralized by Corporate Obligations valued at $25,000,413, 1.61% - 4.33%, 4/1/28 - 9/25/41)	23,270	23,000
2.36%, dated 8/28/17 due 2/28/18 (Collateralized by Corporate Obligations valued at $48,902,671, 1.58% - 3.20%, 11/25/34 - 11/25/45)	45,543	44,998
Morgan Stanley & Co., Inc. at 1.89%, dated:
9/13/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $20,489,584, 0.00% - 9.75%, 8/24/18 - 11/1/66)(b)(c)(h)	20,097	20,000
11/10/17 due 2/8/18 (Collateralized by Corporate Obligations valued at $11,891,278, 1.50% - 6.35%, 6/7/18 - 3/29/67)(b)(c)(h)	11,052	10,999
11/10/17 due 2/8/18 (Collateralized by U.S. Government Obligations valued at $11,377,906, 0.00% - 6.88%, 1/1/18 - 12/15/66)(b)(c)(h)	11,052	10,999
TOTAL REPURCHASE AGREEMENTS
(Cost $110,000)		109,996
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $6,062,280)		6,033,726
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,993
NET ASSETS - 100%		$6,045,719

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $861,792,000 or 14.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$150
Total	$150

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,915,520	$--	$2,915,520	$--
U.S. Government and Government Agency Obligations	1,613,443	--	1,613,443	--
U.S. Government Agency - Mortgage Securities	81,422	--	81,422	--
Asset-Backed Securities	826,495	--	826,355	140
Collateralized Mortgage Obligations	101,175	--	101,175	--
Commercial Mortgage Securities	217,503	--	217,503	--
Municipal Securities	11,899	--	11,899	--
Foreign Government and Government Agency Obligations	8,891	--	8,891	--
Bank Notes	115,791	--	115,791	--
Commercial Paper	9,996	--	9,996	--
Money Market Funds	21,595	21,595	--	--
Repurchase Agreements	109,996	--	109,996	--
Total Investments in Securities:	$6,033,726	$21,595	$6,011,991	$140

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

November 30, 2017

UBI-QTLY-0118
1.810715.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,752
1.7% 9/9/21	4,500	4,385
2.125% 10/10/18	6,550	6,568
2.15% 3/13/20	8,550	8,527
2.25% 8/15/19	7,650	7,666
2.3% 9/9/26	5,000	4,717
Ford Motor Co. 4.75% 1/15/43	7,650	7,572
General Motors Co.:
5.2% 4/1/45	4,270	4,369
6.6% 4/1/36	5,840	6,992
6.75% 4/1/46	4,000	4,940
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,711
4% 1/15/25	6,170	6,286
4% 10/6/26	3,680	3,712
4.3% 7/13/25	12,400	12,821
4.375% 9/25/21	9,190	9,679
		102,697
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,160
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,632
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,711
3.959% 7/1/38	4,725	5,145
Northwestern University 4.643% 12/1/44	3,350	3,991
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,697
3.619% 10/1/37	1,000	1,057
Rice University 3.774% 5/15/55	1,900	1,994
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,347
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,332
University of Southern California 5.25% 10/1/2111	2,000	2,466
		30,532
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,328
3.7% 1/30/26	16,870	17,535
4.875% 12/9/45	5,430	6,147
5.35% 3/1/18	2,317	2,338
6.3% 3/1/38	7,045	9,250
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,848
Starbucks Corp.:
2.45% 6/15/26	10,000	9,609
3.85% 10/1/23	1,875	1,994
		52,049
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,451
3.15% 8/22/27 (a)	10,460	10,463
3.875% 8/22/37 (a)	5,060	5,273
4.05% 8/22/47 (a)	12,940	13,466
4.25% 8/22/57 (a)	6,640	6,974
4.8% 12/5/34	6,000	6,917
		49,544
Media - 0.9%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,193
5.4% 10/1/43	3,875	4,451
5.65% 8/15/20	1,000	1,080
6.15% 3/1/37	3,955	4,852
6.15% 2/15/41	10,500	13,019
6.9% 3/1/19	2,110	2,229
6.9% 8/15/39	2,000	2,661
7.75% 12/1/45	3,160	4,657
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,538
7.625% 4/15/31	3,250	4,416
CBS Corp.:
3.375% 2/15/28	10,550	10,098
4% 1/15/26	6,000	6,114
4.6% 1/15/45	7,300	7,220
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,429
6.384% 10/23/35	13,450	15,470
6.484% 10/23/45	4,690	5,392
Comcast Corp.:
1.625% 1/15/22	10,500	10,161
2.35% 1/15/27	23,800	22,265
3.125% 7/15/22	3,000	3,080
3.15% 3/1/26	5,000	5,023
3.3% 2/1/27	11,910	11,994
3.375% 8/15/25	13,700	14,012
3.969% 11/1/47 (a)	5,200	5,206
4.65% 7/15/42	9,000	9,821
4.75% 3/1/44	5,400	5,985
5.7% 5/15/18	2,940	2,992
5.7% 7/1/19	8,500	8,972
6.4% 3/1/40	1,000	1,335
6.55% 7/1/39	3,000	4,078
6.95% 8/15/37	6,700	9,158
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,322
4.875% 4/1/43	4,900	4,693
5.05% 6/1/20	3,200	3,373
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,988
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,175
6.75% 7/1/18	1,162	1,192
7.3% 7/1/38	4,000	4,927
8.75% 2/14/19	2,368	2,545
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,994
3.55% 6/1/24	3,000	3,049
3.6% 7/15/25	6,340	6,362
3.8% 2/15/27	9,000	8,972
4% 1/15/22	1,000	1,042
4.65% 6/1/44	3,000	2,995
4.85% 7/15/45	3,000	3,083
6.5% 11/15/36	5,724	7,022
Viacom, Inc.:
4.25% 9/1/23	7,775	7,862
4.375% 3/15/43	2,635	2,201
5.625% 9/15/19	1,000	1,048
Walt Disney Co.:
1.85% 5/30/19	1,500	1,496
1.85% 7/30/26	5,110	4,662
2.3% 2/12/21	4,740	4,744
2.55% 2/15/22	2,810	2,819
3.15% 9/17/25	9,470	9,658
4.125% 6/1/44	5,700	6,051
5.5% 3/15/19	2,000	2,088
		330,264
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,098
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,364
4.3% 2/15/43	4,750	3,660
Nordstrom, Inc.:
4% 3/15/27	4,510	4,462
5% 1/15/44	2,000	1,883
Target Corp.:
3.875% 7/15/20	3,000	3,132
4% 7/1/42	7,000	7,065
		32,664
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,929
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,832
3.25% 4/15/25	4,000	3,969
3.7% 4/15/22	5,500	5,690
3.75% 6/1/27	5,804	5,841
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,019
3% 4/1/26	10,030	10,017
3.75% 2/15/24	6,725	7,081
3.9% 6/15/47	3,400	3,486
4.2% 4/1/43	1,575	1,684
4.25% 4/1/46	3,280	3,542
4.875% 2/15/44	2,875	3,387
5.875% 12/16/36	10,400	13,808
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,423
4.05% 5/3/47	8,000	8,295
4.625% 4/15/20	2,000	2,092
4.65% 4/15/42	6,500	7,301
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,941
		95,337
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,238

TOTAL CONSUMER DISCRETIONARY		697,325

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,810
2.65% 2/1/21	19,340	19,484
3.3% 2/1/23	10,250	10,509
3.65% 2/1/26	54,820	56,234
4.625% 2/1/44	5,750	6,241
4.7% 2/1/36	4,870	5,392
4.9% 2/1/46	18,180	20,488
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,656
3.75% 1/15/22	8,000	8,348
4.439% 10/6/48	5,394	5,691
5.375% 1/15/20	1,500	1,598
8.2% 1/15/39	2,800	4,393
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	10,045
3.7% 12/6/26	7,550	7,712
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,827
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,795
3% 7/15/26	17,400	16,877
4.2% 7/15/46	8,730	8,643
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,994
2.25% 5/2/22	12,000	11,886
2.375% 10/6/26	6,750	6,424
3% 10/15/27	18,210	18,026
3.6% 8/13/42	3,000	2,955
4.25% 10/22/44	6,000	6,425
4.45% 4/14/46	800	890
4.875% 11/1/40	2,300	2,703
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,917
2.875% 10/27/25	9,580	9,588
3.15% 11/15/20	3,700	3,812
		279,363
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,995
CVS Health Corp.:
2.25% 8/12/19	3,750	3,746
2.8% 7/20/20	8,400	8,448
2.875% 6/1/26	7,500	7,102
3.875% 7/20/25	4,660	4,766
4.875% 7/20/35	3,100	3,313
5.125% 7/20/45	8,810	9,677
5.3% 12/5/43	4,391	4,934
Kroger Co.:
2.65% 10/15/26	2,850	2,642
3.5% 2/1/26	4,000	3,966
5.15% 8/1/43	2,725	2,863
Sysco Corp.:
3.3% 7/15/26	3,280	3,294
3.75% 10/1/25	5,700	5,925
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,888
3.3% 4/22/24	19,000	19,792
4.3% 4/22/44	6,000	6,841
5.625% 4/1/40	2,000	2,652
5.625% 4/15/41	4,600	6,144
6.5% 8/15/37	8,275	11,832
Walgreen Co. 3.1% 9/15/22	2,850	2,858
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,899
4.65% 6/1/46	5,500	5,636
		135,213
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,706
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,919
General Mills, Inc.:
2.2% 10/21/19	7,000	7,004
5.65% 2/15/19	13,501	14,059
H.J. Heinz Co.:
3% 6/1/26	13,000	12,424
4.375% 6/1/46	1,830	1,764
5% 7/15/35	3,500	3,803
5.2% 7/15/45	5,180	5,605
Kellogg Co.:
3.125% 5/17/22	1,875	1,913
3.25% 5/21/18	2,800	2,818
3.25% 4/1/26	3,720	3,681
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,915
5% 6/4/42	2,825	2,969
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,720
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,951
Unilever Capital Corp.:
2% 7/28/26	2,000	1,842
2.2% 3/6/19	7,475	7,496
3.1% 7/30/25	2,900	2,930
		107,519
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,315
2.4% 3/1/22	5,200	5,190
2.4% 6/1/23	8,000	7,953
3.2% 7/30/46	2,500	2,313
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,998
2.3% 2/6/22	4,700	4,699
2.85% 8/11/27	4,500	4,448
3.1% 8/15/23	10,000	10,304
		47,220
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,310
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,036
4.25% 8/9/42	9,780	10,004
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,421
3.222% 8/15/24 (a)	10,300	10,266
3.557% 8/15/27 (a)	9,500	9,483
4.54% 8/15/47 (a)	11,340	11,711
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,735
2.125% 5/10/23	3,100	2,992
2.75% 2/25/26	3,750	3,659
3.875% 8/21/42	4,825	4,747
4.5% 3/26/20	2,000	2,098
4.875% 11/15/43	6,000	6,720
5.65% 5/16/18	6,789	6,908
6.375% 5/16/38	1,450	1,931
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,536
4.85% 9/15/23	1,800	1,959
5.85% 8/15/45	4,240	5,163
7.25% 6/15/37	7,220	9,960
		126,329

TOTAL CONSUMER STAPLES		705,954

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,334
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,627
Halliburton Co.:
3.8% 11/15/25	10,380	10,693
5% 11/15/45	7,540	8,243
7.45% 9/15/39	1,500	2,102
		26,999
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,950
4.85% 3/15/21	10,145	10,740
6.2% 3/15/40	2,000	2,368
6.45% 9/15/36	2,675	3,221
6.6% 3/15/46	4,650	5,827
Apache Corp. 5.1% 9/1/40	3,000	3,160
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,049
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,789
2.315% 2/13/20	1,800	1,807
2.5% 11/6/22	3,000	2,979
2.521% 1/15/20	6,000	6,052
3.017% 1/16/27	9,500	9,340
3.062% 3/17/22	3,750	3,827
3.245% 5/6/22	7,750	7,960
3.279% 9/19/27	12,740	12,777
4.5% 10/1/20	2,000	2,123
4.75% 3/10/19	1,000	1,033
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,918
4.95% 6/1/47	6,400	6,862
6.25% 3/15/38	6,850	8,432
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,679
3.8% 9/15/23	1,750	1,768
4.25% 4/15/27 (a)	9,500	9,397
5.4% 6/15/47 (a)	9,400	9,577
6.75% 11/15/39	2,000	2,355
Chevron Corp.:
1.104% 12/5/17	5,700	5,700
1.718% 6/24/18	7,525	7,526
1.961% 3/3/20	8,625	8,607
2.1% 5/16/21	13,750	13,651
2.193% 11/15/19	11,400	11,443
2.954% 5/16/26	11,000	10,952
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,092
4.5% 6/1/25	3,325	3,534
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,839
3.35% 5/15/25	6,810	6,982
4.95% 3/15/26	24,550	27,665
6.5% 2/1/39	7,529	10,176
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,700
3.875% 3/15/23	3,775	3,766
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,067
5% 6/15/45	3,500	3,784
5.6% 7/15/41	2,875	3,303
Ecopetrol SA:
5.375% 6/26/26	4,740	5,096
5.875% 5/28/45	3,800	3,838
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,079
6.5% 4/15/18	1,000	1,017
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,863
5.5% 12/1/46	9,490	10,935
Encana Corp.:
3.9% 11/15/21	4,900	5,049
6.5% 2/1/38	5,000	6,193
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,583
4.15% 10/1/20	4,500	4,656
5.15% 3/15/45	8,000	7,655
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,806
3.95% 2/15/27	25,880	26,856
4.05% 2/15/22	9,325	9,778
4.85% 8/15/42	2,500	2,654
4.85% 3/15/44	5,000	5,309
5.7% 2/15/42	2,000	2,369
6.65% 4/15/18	2,000	2,035
7.55% 4/15/38	2,000	2,771
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,917
5.625% 6/1/19	1,000	1,050
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,450
3.567% 3/6/45	6,650	6,554
Hess Corp.:
3.5% 7/15/24	3,800	3,720
5.6% 2/15/41	3,400	3,548
8.125% 2/15/19	6,000	6,384
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,433
3.45% 2/15/23	12,200	12,235
3.5% 9/1/23	2,000	2,012
3.95% 9/1/22	7,000	7,242
5% 3/1/43	1,000	988
5.5% 3/1/44	6,997	7,359
5.625% 9/1/41	1,000	1,042
6.55% 9/15/40	3,000	3,484
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	9,041
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,398
5% 3/1/26	3,000	3,325
6.55% 7/15/19	4,592	4,890
Marathon Oil Corp.:
3.85% 6/1/25	7,000	7,067
5.2% 6/1/45	5,000	5,269
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,075
6.5% 3/1/41	1,000	1,231
MPLX LP:
4.125% 3/1/27	9,450	9,602
5.2% 3/1/47	6,120	6,458
Nexen, Inc. 5.875% 3/10/35	3,710	4,492
Noble Energy, Inc. 4.95% 8/15/47	6,400	6,631
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,010
3.125% 2/15/22	2,000	2,046
3.4% 4/15/26	3,400	3,487
4.1% 2/15/47	2,820	2,916
4.4% 4/15/46	5,100	5,468
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,024
3.375% 10/1/22	5,000	5,060
ONEOK, Inc. 4.95% 7/13/47	5,850	5,893
Petro-Canada:
6.05% 5/15/18	3,650	3,714
6.8% 5/15/38	8,445	11,393
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,436
3.5% 7/23/20	11,525	11,710
3.5% 1/30/23	6,725	6,597
4.625% 9/21/23	10,420	10,759
4.875% 1/24/22	18,010	18,829
5.5% 6/27/44	2,748	2,571
5.625% 1/23/46	5,680	5,311
6.375% 1/23/45	10,400	10,608
6.5% 3/13/27 (a)	5,700	6,286
6.5% 3/13/27 (a)	11,320	12,483
6.75% 9/21/47 (a)	7,750	8,195
6.75% 9/21/47	5,486	5,801
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,103
5.875% 5/1/42	9,500	11,867
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,968
4.65% 10/15/25	12,250	12,494
4.9% 2/15/45	1,900	1,762
5.75% 1/15/20	1,000	1,057
6.65% 1/15/37	2,795	3,175
Shell International Finance BV:
1.75% 9/12/21	6,500	6,356
2.125% 5/11/20	8,300	8,291
2.375% 8/21/22	3,000	2,980
3.25% 5/11/25	4,160	4,239
4% 5/10/46	4,000	4,091
4.375% 5/11/45	13,300	14,292
6.375% 12/15/38	4,200	5,694
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,116
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,897
3.375% 10/15/26	16,310	16,022
4.75% 3/15/24	4,825	5,234
Statoil ASA:
1.2% 1/17/18	5,575	5,572
1.95% 11/8/18	7,300	7,314
2.25% 11/8/19	8,000	8,031
3.7% 3/1/24	3,650	3,833
5.1% 8/17/40	2,000	2,352
Suncor Energy, Inc. 6.85% 6/1/39	2,000	2,751
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,374
5.3% 4/1/44	5,800	5,653
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,881
5.75% 6/24/44	1,900	2,002
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,625
Total Capital International SA:
2.1% 6/19/19	4,275	4,282
2.7% 1/25/23	1,900	1,909
2.75% 6/19/21	6,000	6,090
2.875% 2/17/22	4,175	4,240
3.75% 4/10/24	2,000	2,113
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,971
6.1% 6/1/40	6,700	8,753
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,933
Valero Energy Corp. 6.625% 6/15/37	5,420	6,954
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,385
4% 7/1/22	3,000	3,067
Williams Partners LP:
3.35% 8/15/22	2,800	2,839
3.75% 6/15/27	10,360	10,279
3.9% 1/15/25	3,525	3,590
		907,244

TOTAL ENERGY		934,243

FINANCIALS - 8.1%
Banks - 4.5%
Asian Development Bank:
2.5% 11/2/27	6,700	6,642
2.625% 1/12/27	6,500	6,528
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	7,005
Bank of America Corp.:
2% 1/11/18	3,550	3,551
2.503% 10/21/22	9,000	8,877
2.6% 1/15/19	3,775	3,796
2.625% 4/19/21	7,000	7,018
2.65% 4/1/19	17,925	18,043
3.248% 10/21/27	3,750	3,706
3.593% 7/21/28 (b)	11,100	11,278
3.705% 4/24/28 (b)	8,800	9,013
4% 4/1/24	9,000	9,500
4% 1/22/25	6,000	6,197
4.1% 7/24/23	7,000	7,418
4.183% 11/25/27	5,150	5,345
4.2% 8/26/24	8,500	8,926
4.25% 10/22/26	4,000	4,197
4.443% 1/20/48 (b)	15,250	16,732
4.45% 3/3/26	13,000	13,799
4.875% 4/1/44	1,920	2,230
5% 5/13/21	4,000	4,321
5% 1/21/44	5,370	6,324
5.7% 1/24/22	6,250	6,973
5.75% 12/1/17	5,855	5,855
5.875% 1/5/21	6,640	7,299
Bank of Montreal 2.375% 1/25/19	3,700	3,712
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,056
4.5% 12/16/25	15,880	16,659
Barclays PLC:
2.75% 11/8/19	10,000	10,049
3.25% 1/12/21	7,500	7,595
4.337% 1/10/28	5,600	5,781
4.375% 1/12/26	5,000	5,195
4.836% 5/9/28	9,600	9,973
4.95% 1/10/47	3,500	3,835
5.25% 8/17/45	5,600	6,342
BB&T Corp. 2.05% 6/19/18	1,900	1,902
BNP Paribas SA:
2.375% 5/21/20	11,600	11,623
2.7% 8/20/18	4,900	4,928
BPCE SA:
2.25% 1/27/20	4,000	3,999
2.5% 7/15/19	12,100	12,162
4% 4/15/24	2,000	2,114
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,139
Capital One NA:
2.25% 9/13/21	9,000	8,821
2.4% 9/5/19	7,000	7,001
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	11,250	11,198
2.35% 8/2/21	21,100	20,873
2.5% 9/26/18	750	753
2.5% 7/29/19	7,400	7,423
2.55% 4/8/19	3,700	3,720
2.75% 4/25/22	14,590	14,555
3.668% 7/24/28 (b)	7,580	7,680
3.7% 1/12/26	11,130	11,407
3.887% 1/10/28 (b)	4,500	4,628
4.125% 7/25/28	15,440	15,825
4.4% 6/10/25	4,000	4,201
4.6% 3/9/26	6,000	6,369
4.75% 5/18/46	2,370	2,542
5.3% 5/6/44	2,000	2,286
5.5% 9/13/25	5,000	5,625
5.875% 1/30/42	1,675	2,144
8.125% 7/15/39	8,000	12,475
Citizens Bank NA 2.65% 5/26/22	20,380	20,249
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,309
4.3% 12/3/25	1,891	1,969
Comerica, Inc. 3.8% 7/22/26	3,650	3,685
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,547
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	15,093
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,706
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,939
3.8% 6/9/23	20,000	20,667
4.55% 4/17/26	8,500	9,088
4.875% 5/15/45	5,000	5,631
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,047
3.625% 9/9/24	3,425	3,538
Discover Bank:
2% 2/21/18	7,375	7,377
3.45% 7/27/26	12,750	12,508
4.2% 8/8/23	7,000	7,374
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,430
5% 4/11/22	6,170	6,677
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,411
3.5% 3/15/22	1,650	1,698
4.5% 6/1/18	824	834
8.25% 3/1/38	2,079	3,129
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,974
3.4% 3/8/21	10,600	10,854
3.9% 5/25/26	11,000	11,372
4.25% 8/18/25	5,600	5,813
4.375% 11/23/26	21,700	22,574
4.875% 1/14/22	10,100	10,907
5.1% 4/5/21	2,800	3,021
5.25% 3/14/44	4,600	5,353
6.5% 9/15/37	10,500	13,756
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,629
2.625% 9/24/18	7,500	7,542
3.5% 6/23/24	7,000	7,181
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,715
2.6% 8/2/18	4,675	4,693
3.15% 3/14/21	9,500	9,659
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,098
1.75% 4/14/22	1,875	1,839
1.875% 6/16/20	5,270	5,257
1.875% 3/15/21	3,900	3,869
2% 6/2/26	4,000	3,838
2.125% 1/18/22	6,100	6,083
2.375% 7/7/27	6,730	6,604
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,000
1.875% 7/21/26	3,800	3,538
2.125% 2/10/25	2,000	1,917
2.25% 11/4/26	5,230	4,997
2.375% 11/16/22	11,486	11,384
2.75% 1/21/26	3,170	3,167
2.875% 6/1/27	7,600	7,648
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,252
2.25% 1/23/20	8,875	8,873
2.35% 1/28/19	23,000	23,084
2.776% 4/25/23 (b)	5,000	4,996
2.95% 10/1/26	25,230	24,641
3.25% 9/23/22	4,000	4,090
3.3% 4/1/26	9,000	9,021
3.375% 5/1/23	1,900	1,933
3.54% 5/1/28 (b)	17,000	17,167
3.875% 9/10/24	7,725	8,046
3.882% 7/24/38 (b)	4,500	4,568
3.964% 11/15/48 (b)	9,400	9,466
4.125% 12/15/26	5,875	6,120
4.35% 8/15/21	2,000	2,125
4.5% 1/24/22	13,000	13,893
4.625% 5/10/21	1,500	1,602
4.85% 2/1/44	5,000	5,789
4.95% 6/1/45	2,550	2,891
5.5% 10/15/40	5,700	7,034
5.6% 7/15/41	1,500	1,867
5.625% 8/16/43	5,000	6,115
6.3% 4/23/19	10,000	10,560
KeyBank NA 3.4% 5/20/26	5,000	4,982
KeyCorp. 2.9% 9/15/20	5,800	5,868
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,849
4.65% 3/24/26	8,600	9,066
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,121
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,917
2.998% 2/22/22	9,200	9,283
3.85% 3/1/26	6,580	6,815
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,621
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,766
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,918
Nordic Investment Bank 2.125% 2/1/22	3,800	3,784
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,747
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,262
PNC Bank NA:
2.4% 10/18/19	4,750	4,766
2.6% 7/21/20	6,680	6,726
2.625% 2/17/22	12,000	12,040
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,921
PNC Funding Corp. 6.7% 6/10/19	2,500	2,664
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,542
4.5% 1/11/21	1,000	1,063
5.25% 5/24/41	3,000	3,675
Rabobank Nederland:
3.75% 7/21/26	19,250	19,448
4.375% 8/4/25	6,000	6,318
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,845
Regions Financial Corp.:
2% 5/15/18	3,650	3,646
2.75% 8/14/22	7,580	7,542
3.2% 2/8/21	22,090	22,496
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,559
2.75% 2/1/22	13,000	13,134
4.65% 1/27/26	12,990	13,918
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,862
4.8% 4/5/26	6,600	7,049
Societe Generale SA 2.625% 10/1/18	3,750	3,770
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,731
2.45% 1/16/20	5,000	5,011
2.5% 7/19/18	4,351	4,368
3.4% 7/11/24	5,725	5,872
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,862
2.778% 10/18/22	4,033	4,020
2.784% 7/12/22	10,490	10,448
2.846% 1/11/22	10,600	10,633
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,009
2.5% 5/1/19	2,000	2,010
3.3% 5/15/26	7,600	7,496
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,811
Synchrony Bank 3% 6/15/22	7,000	6,947
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,084
U.S. Bancorp:
2.625% 1/24/22	11,848	11,941
3.1% 4/27/26	9,000	8,940
4.125% 5/24/21	3,000	3,174
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,838
2.6% 7/22/20	7,640	7,690
2.625% 7/22/22	14,780	14,669
3% 10/23/26	20,330	19,841
3.3% 9/9/24	4,625	4,689
3.45% 2/13/23	3,675	3,748
3.55% 9/29/25	4,240	4,344
3.9% 5/1/45	4,760	4,809
4.1% 6/3/26	3,225	3,353
4.4% 6/14/46	7,140	7,396
4.48% 1/16/24	3,816	4,096
4.75% 12/7/46	5,000	5,466
4.9% 11/17/45	2,770	3,068
5.375% 11/2/43	1,850	2,168
5.606% 1/15/44	11,380	13,831
5.625% 12/11/17	5,972	5,977
Westpac Banking Corp.:
2% 8/19/21	8,580	8,429
2.3% 5/26/20	3,000	3,001
2.5% 6/28/22	25,430	25,319
2.85% 5/13/26	4,750	4,627
4.875% 11/19/19	3,700	3,886
Zions Bancorp. 4.5% 6/13/23	207	217
		1,569,286
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,769
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	10,041
2.8% 5/4/26	5,630	5,491
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,019
4.25% 5/24/21	6,500	6,901
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	9,303
Credit Suisse AG 6% 2/15/18	15,651	15,779
Deutsche Bank AG 4.5% 4/1/25	3,000	3,043
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,833
4.1% 1/13/26	9,800	9,969
Deutsche Bank AG New York Branch 3.3% 11/16/22	9,200	9,180
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,929
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,765
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,996
2.375% 1/22/18	9,950	9,958
2.55% 10/23/19	11,000	11,032
2.625% 1/31/19	12,850	12,930
2.9% 7/19/18	2,800	2,817
3% 4/26/22	7,220	7,262
3.5% 1/23/25	5,000	5,060
3.625% 1/22/23	9,000	9,262
3.75% 2/25/26	5,820	5,957
3.85% 7/8/24	3,800	3,939
3.85% 1/26/27	19,560	19,962
4.25% 10/21/25	5,000	5,222
5.25% 7/27/21	4,500	4,893
5.75% 1/24/22	4,300	4,780
5.95% 1/18/18	3,000	3,015
5.95% 1/15/27	15,000	17,445
6% 6/15/20	1,650	1,790
6.15% 4/1/18	7,451	7,554
6.75% 10/1/37	14,860	19,596
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,700
3.75% 12/1/25	5,750	6,025
4% 10/15/23	3,750	3,990
Lazard Group LLC 4.25% 11/14/20	2,650	2,775
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,127
7.75% 5/14/38	4,175	6,164
Morgan Stanley:
2.125% 4/25/18	8,000	8,007
2.375% 7/23/19	7,550	7,561
2.5% 1/24/19	6,000	6,024
2.625% 11/17/21	17,380	17,341
2.65% 1/27/20	11,000	11,069
2.75% 5/19/22	12,000	11,976
3.125% 7/27/26	5,600	5,495
3.591% 7/22/28 (b)	8,500	8,535
3.7% 10/23/24	6,000	6,194
3.75% 2/25/23	6,775	7,014
3.875% 4/29/24	14,680	15,336
3.875% 1/27/26	5,250	5,440
3.95% 4/23/27	19,030	19,285
3.971% 7/22/38 (b)	6,250	6,343
4.3% 1/27/45	2,000	2,104
4.375% 1/22/47	8,000	8,528
5.5% 7/28/21	3,400	3,734
5.625% 9/23/19	2,000	2,114
5.75% 1/25/21	5,000	5,473
5.95% 12/28/17	5,745	5,761
6.375% 7/24/42	2,900	3,934
6.625% 4/1/18	5,055	5,132
7.25% 4/1/32	1,000	1,376
7.3% 5/13/19	3,000	3,212
State Street Corp. 2.65% 5/19/26	7,550	7,345
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,486
5.45% 5/15/19	2,000	2,095
Thomson Reuters Corp.:
3.35% 5/15/26	7,000	6,956
4.7% 10/15/19	4,000	4,164
		511,307
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,617
3.65% 7/21/27	4,500	4,418
4.5% 5/15/21	14,100	14,803
4.625% 7/1/22	9,450	10,060
American Express Co.:
2.5% 8/1/22	12,560	12,394
4.05% 12/3/42	6,975	7,176
7% 3/19/18	5,750	5,835
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,450
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,660
4.75% 7/15/21	4,000	4,296
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,647
1.7% 8/9/21	9,390	9,186
2% 3/5/20	3,900	3,887
2.1% 6/9/19	1,600	1,602
2.25% 12/1/19	6,600	6,616
2.4% 8/9/26	2,850	2,727
2.85% 6/1/22	4,000	4,055
Discover Financial Services 5.2% 4/27/22	1,000	1,081
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,426
2.875% 10/1/18	1,575	1,586
3.2% 1/15/21	3,600	3,656
3.219% 1/9/22	3,500	3,537
3.336% 3/18/21	4,250	4,330
3.815% 11/2/27	10,630	10,592
4.134% 8/4/25	7,000	7,196
4.25% 9/20/22	1,800	1,888
4.375% 8/6/23	4,000	4,211
4.389% 1/8/26	3,290	3,433
5.875% 8/2/21	11,375	12,571
Synchrony Financial:
2.7% 2/3/20	8,000	8,019
3% 8/15/19	5,675	5,729
3.7% 8/4/26	4,723	4,645
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,975
2.1% 1/17/19	6,000	6,010
2.125% 7/18/19	10,400	10,406
2.15% 3/12/20	6,750	6,749
2.6% 1/11/22	8,000	8,045
2.75% 5/17/21	2,600	2,630
		223,144
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,471
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,467
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,575
3.125% 3/15/26	11,500	11,581
4.5% 2/11/43	2,000	2,239
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,596
3.9% 3/15/27	5,640	5,548
4.125% 6/15/26	7,550	7,597
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22 (a)	12,250	12,108
3.875% 1/15/27 (a)	8,100	7,945
Export Development Canada 1% 6/15/18	5,290	5,272
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,676
3.373% 11/15/25	10,000	10,156
4.418% 11/15/35	20,239	21,497
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,149
5.875% 1/14/38	4,474	5,656
6.875% 1/10/39	1,146	1,622
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	17,674
ING U.S., Inc. 5.7% 7/15/43	3,750	4,443
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,578
1.375% 5/24/21	5,659	5,513
2% 1/26/22	32,427	32,164
KfW:
1% 1/26/18	11,500	11,487
1.125% 8/6/18	5,700	5,680
1.5% 2/6/19	4,200	4,183
1.5% 6/15/21	29,860	29,166
1.75% 10/15/19	15,575	15,527
1.875% 6/30/20	5,670	5,649
2% 5/2/25	3,825	3,692
2.125% 3/7/22	8,182	8,137
2.5% 11/20/24	10,425	10,427
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,958
2.5% 11/15/27	8,840	8,748
Ontario Province 2% 1/30/19	5,000	5,002
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,608
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,789
		328,580
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,301
4.35% 11/3/45	4,000	4,404
5.9% 6/15/19	3,000	3,173
AFLAC, Inc. 4% 10/15/46	3,780	3,875
Allstate Corp.:
3.28% 12/15/26	4,720	4,776
4.2% 12/15/46	7,560	8,016
American International Group, Inc.:
3.375% 8/15/20	5,775	5,919
3.75% 7/10/25	2,850	2,921
3.875% 1/15/35	2,700	2,640
3.9% 4/1/26	3,770	3,885
4.5% 7/16/44	8,875	9,287
4.875% 6/1/22	9,000	9,754
5.85% 1/16/18	2,000	2,010
6.4% 12/15/20	2,900	3,227
Aon PLC:
3.5% 6/14/24	2,000	2,049
4% 11/27/23	3,000	3,156
4.6% 6/14/44	1,600	1,709
4.75% 5/15/45	5,880	6,418
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,557
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,200
Lincoln National Corp. 3.625% 12/12/26	6,000	6,074
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,871
2.35% 3/6/20	4,750	4,752
2.55% 10/15/18	5,800	5,822
3.5% 6/3/24	1,900	1,960
4.05% 10/15/23	6,775	7,159
4.35% 1/30/47	2,800	3,047
MetLife, Inc.:
4.6% 5/13/46	2,000	2,216
4.721% 12/15/44 (b)	5,000	5,604
5.875% 2/6/41	2,400	3,064
7.717% 2/15/19	9,000	9,606
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,032
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	8,347
Progressive Corp. 2.45% 1/15/27	4,740	4,499
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,916
5.1% 8/15/43	4,000	4,725
5.4% 6/13/35	447	540
5.625% 5/12/41	2,000	2,533
5.7% 12/14/36	380	469
6.2% 11/15/40	2,400	3,258
7.375% 6/15/19	3,000	3,231
The Chubb Corp.:
5.75% 5/15/18	4,175	4,248
6.5% 5/15/38	3,510	4,879
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,577
6.25% 6/15/37	8,350	11,194
		199,900

TOTAL FINANCIALS		2,832,217

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,703
2.5% 5/14/20	7,100	7,136
2.9% 11/6/22	5,700	5,699
3.6% 5/14/25	9,000	9,194
4.3% 5/14/36	6,260	6,544
4.4% 11/6/42	4,775	4,982
4.7% 5/14/45	8,980	9,759
Amgen, Inc.:
2.2% 5/22/19	11,425	11,438
2.6% 8/19/26	10,500	9,948
3.125% 5/1/25	2,000	2,002
3.875% 11/15/21	9,600	10,002
4.4% 5/1/45	4,000	4,220
4.663% 6/15/51	12,474	13,452
Celgene Corp.:
2.875% 8/15/20	3,000	3,028
3.875% 8/15/25	9,500	9,785
5% 8/15/45	4,300	4,728
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,784
3.65% 3/1/26	6,180	6,386
4.15% 3/1/47	12,440	12,771
4.75% 3/1/46	11,000	12,341
		150,902
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,415
3.75% 11/30/26	12,300	12,539
4.75% 11/30/36	4,500	4,946
4.9% 11/30/46	10,400	11,617
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,881
3.7% 6/6/27	6,740	6,716
4.685% 12/15/44	13,900	14,717
Danaher Corp. 2.4% 9/15/20	7,361	7,401
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,945
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,275
4.625% 3/15/45	12,925	14,725
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,381
		138,558
Health Care Providers & Services - 0.5%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,304
4.125% 11/15/42	4,411	4,306
Anthem, Inc. 3.65% 12/1/27	13,000	13,058
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,861
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,562
Cigna Corp. 4% 2/15/22	4,600	4,808
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,796
3% 7/15/23	10,000	9,880
4.5% 2/25/26	11,660	12,299
4.8% 7/15/46	7,600	7,864
6.125% 11/15/41	3,000	3,602
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,141
Humana, Inc. 4.95% 10/1/44	2,500	2,768
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,116
McKesson Corp.:
1.4% 3/15/18	4,725	4,722
3.796% 3/15/24	5,000	5,154
4.883% 3/15/44	5,000	5,377
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,186
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,670
4.063% 8/1/56	2,630	2,687
NYU Hospitals Center 4.784% 7/1/44	7,600	8,562
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,585
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,858
2.3% 12/15/19	8,625	8,653
2.7% 7/15/20	6,000	6,078
2.875% 12/15/21	2,575	2,611
3.375% 4/15/27	5,400	5,528
3.75% 7/15/25	3,500	3,681
3.75% 10/15/47	9,560	9,518
4.2% 1/15/47	3,600	3,852
4.375% 3/15/42	11,800	12,791
4.75% 7/15/45	1,670	1,912
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,000
3.3% 1/15/23	2,000	2,030
4.625% 5/15/42	2,600	2,779
4.65% 1/15/43	2,000	2,125
		184,724
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,857
3% 4/15/23	4,670	4,687
4.15% 2/1/24	4,379	4,631
5.3% 2/1/44	5,820	6,840
		19,015
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,348
3.45% 3/15/22	18,025	18,325
3.8% 3/15/25	8,820	8,876
4.55% 3/15/35	6,650	6,900
4.75% 3/15/45	6,330	6,614
Allergan PLC 3.25% 10/1/22	3,000	3,018
AstraZeneca PLC:
4.375% 11/16/45	7,540	8,016
6.45% 9/15/37	3,250	4,336
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,639
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,736
6.375% 5/15/38	7,218	9,957
Johnson & Johnson:
1.65% 3/1/21	3,770	3,709
2.45% 3/1/26	5,590	5,440
3.4% 1/15/38	9,330	9,326
3.625% 3/3/37	4,000	4,133
4.5% 12/5/43	6,625	7,558
4.85% 5/15/41	4,260	5,038
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,989
1.85% 2/10/20	9,000	8,966
2.4% 9/15/22	2,000	1,991
3.6% 9/15/42	2,000	1,993
3.7% 2/10/45	6,400	6,471
3.875% 1/15/21	1,000	1,047
5% 6/30/19	5,970	6,256
Mylan N.V.:
3.15% 6/15/21	2,000	2,011
3.95% 6/15/26	2,830	2,821
5.25% 6/15/46	3,300	3,517
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,585
2.4% 9/21/22	3,750	3,730
3% 11/20/25	10,470	10,544
3.1% 5/17/27	5,890	5,961
3.7% 9/21/42	2,825	2,852
4% 11/20/45	5,240	5,558
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,713
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,205
4.9% 12/15/44	2,268	2,312
Pfizer, Inc.:
3% 12/15/26	6,700	6,733
4% 12/15/36	6,500	6,976
4.125% 12/15/46	3,290	3,522
4.4% 5/15/44	4,190	4,666
7.2% 3/15/39	5,400	8,124
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,156
2.875% 9/23/23	9,450	9,247
3.2% 9/23/26	33,180	31,877
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	12,957
2.8% 7/21/23	11,370	10,038
3.15% 10/1/26	4,700	3,920
Zoetis, Inc.:
3.25% 2/1/23	5,000	5,083
3.95% 9/12/47	2,000	1,993
4.7% 2/1/43	1,300	1,418
		347,201

TOTAL HEALTH CARE		840,400

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,864
4.09% 9/15/52	9,558	9,786
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,894
3.25% 1/15/28	8,400	8,401
3.85% 4/15/45	1,875	1,852
4.03% 10/15/47	9,930	10,122
4.75% 6/1/43	4,000	4,525
Raytheon Co.:
3.125% 10/15/20	2,000	2,050
3.15% 12/15/24	8,900	9,076
4.875% 10/15/40	1,000	1,190
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,532
4.35% 4/15/47	6,600	7,036
The Boeing Co.:
2.125% 3/1/22	3,760	3,736
2.5% 3/1/25	4,600	4,492
3.65% 3/1/47	2,760	2,762
6% 3/15/19	1,000	1,051
6.875% 3/15/39	3,300	4,801
United Technologies Corp.:
2.3% 5/4/22	10,000	9,882
2.65% 11/1/26	4,800	4,597
3.1% 6/1/22	2,875	2,933
3.75% 11/1/46	3,850	3,766
4.05% 5/4/47	2,330	2,398
4.5% 4/15/20	4,000	4,206
4.5% 6/1/42	7,380	8,052
5.7% 4/15/40	2,000	2,516
		132,520
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,375
3.2% 2/1/25	3,820	3,859
3.9% 2/1/35	5,900	5,924
4.4% 1/15/47	8,000	8,287
4.55% 4/1/46	1,500	1,593
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,127
3.4% 11/15/46	2,650	2,523
6.2% 1/15/38	2,500	3,377
		44,065
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,736	2,907
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,597	7,651
Continental Airlines, Inc.:
4% 10/29/24	3,748	3,911
6.9% 1/2/18	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	672	685
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,451
		24,637
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,110
3.2% 3/15/25	11,275	11,316
5.5% 9/15/19	4,000	4,221
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,184
2.9% 9/15/22	6,675	6,746
		31,577
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	5,725	5,737
4% 11/2/32	1,900	1,970
4.15% 11/2/42	1,900	1,936
Fortive Corp. 2.35% 6/15/21	6,600	6,543
General Electric Capital Corp. 6.15% 8/7/37	544	707
		16,893
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,936
2.875% 10/15/27	4,000	3,966
3.125% 9/19/46	2,760	2,534
Covidien International Finance SA 3.2% 6/15/22	2,150	2,200
Danaher Corp. 4.375% 9/15/45	2,370	2,631
General Electric Co.:
3.375% 3/11/24	5,500	5,659
4.5% 3/11/44	14,650	15,854
5.25% 12/6/17	18,540	18,544
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,856
3.812% 11/21/47 (a)	1,400	1,420
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,675
2.8% 12/15/21	6,610	6,616
3.8% 12/15/26	8,500	8,737
		84,628
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.4% 6/6/22	10,000	9,955
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,018
3.803% 8/15/42	2,500	2,599
5.3% 9/15/35	7,000	8,383
Deere & Co. 5.375% 10/16/29	1,000	1,210
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,098
4.65% 11/1/44	6,000	6,543
John Deere Capital Corp.:
1.3% 3/12/18	3,675	3,672
1.95% 12/13/18	4,825	4,832
1.95% 3/4/19	9,600	9,601
2.05% 3/10/20	7,675	7,654
2.25% 4/17/19	10,250	10,275
2.55% 1/8/21	10,401	10,477
2.65% 6/24/24	10,460	10,369
2.65% 6/10/26	5,000	4,867
2.8% 1/27/23	5,000	5,044
2.8% 3/6/23	3,250	3,274
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,678
4.1% 3/1/47 (a)	5,660	5,908
		121,457
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,227
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,851
3.05% 3/15/22	10,000	10,234
3.25% 6/15/27	7,500	7,600
3.9% 8/1/46	4,640	4,813
4.125% 6/15/47	2,850	3,032
4.15% 4/1/45	1,700	1,820
4.375% 9/1/42	4,500	4,913
4.55% 9/1/44	3,000	3,353
4.9% 4/1/44	4,000	4,691
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,064
3.2% 8/2/46	3,300	3,092
CSX Corp.:
3.25% 6/1/27	5,000	4,979
3.4% 8/1/24	4,625	4,747
3.8% 11/1/46	5,720	5,550
3.95% 5/1/50	3,575	3,455
4.1% 3/15/44	6,775	6,925
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,612
3.25% 12/1/21	5,000	5,103
3.95% 10/1/42	1,900	1,924
4.65% 1/15/46	3,260	3,677
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,554
3% 4/15/27	5,000	5,001
3.35% 8/15/46	4,720	4,420
3.6% 9/15/37	3,300	3,336
3.799% 10/1/51	2,800	2,793
		122,766
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,293
3.375% 6/1/21	14,024	14,345
3.75% 2/1/22	3,820	3,960
		27,598

TOTAL INDUSTRIALS		606,141

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,916
2.2% 9/20/23	7,510	7,332
2.5% 9/20/26	5,000	4,820
3.5% 6/15/25	4,270	4,457
4.45% 1/15/20	2,000	2,096
4.95% 2/15/19	3,479	3,602
5.9% 2/15/39	12,416	16,584
		48,807
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,483
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,910
6.02% 6/15/26 (a)	16,140	17,730
8.35% 7/15/46 (a)	2,890	3,626
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,997
2.375% 12/17/18	3,000	3,010
3.45% 8/1/24	3,650	3,752
7.125% 10/1/37	2,475	3,490
		59,998
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,165
3.625% 5/19/21	3,780	3,964
		6,129
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,820
IBM Corp.:
2.5% 1/27/22	7,800	7,813
3.625% 2/12/24	10,000	10,474
4.7% 2/19/46	4,950	5,699
7.625% 10/15/18	13,000	13,636
IBM Credit LLC 2.2% 9/8/22	9,000	8,836
MasterCard, Inc. 3.8% 11/21/46	3,800	3,917
Visa, Inc.:
2.2% 12/14/20	5,700	5,697
2.75% 9/15/27	11,920	11,692
3.15% 12/14/25	9,010	9,175
4.3% 12/14/45	6,640	7,357
		89,116
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	10,339
Intel Corp.:
2.35% 5/11/22	17,000	16,905
3.3% 10/1/21	15,000	15,530
4.1% 5/19/46	7,000	7,429
4.1% 5/11/47	2,400	2,566
4.9% 7/29/45	3,000	3,600
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,272
4.3% 5/20/47	10,100	9,692
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,769
		77,102
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,649
2.4% 2/6/22	15,000	15,036
2.7% 2/12/25	17,175	17,097
3.45% 8/8/36	6,100	6,152
3.625% 12/15/23	26,150	27,578
3.7% 8/8/46	16,730	17,052
3.95% 8/8/56	5,000	5,212
4.1% 2/6/37	12,740	13,971
4.2% 6/1/19	2,000	2,067
4.25% 2/6/47	4,780	5,317
4.45% 11/3/45	12,570	14,335
5.3% 2/8/41	1,500	1,892
Oracle Corp.:
1.9% 9/15/21	8,400	8,273
2.25% 10/8/19	4,725	4,745
2.5% 5/15/22	9,600	9,613
2.65% 7/15/26	9,000	8,724
2.95% 5/15/25	5,000	5,015
3.4% 7/8/24	4,725	4,877
3.85% 7/15/36	10,130	10,472
4% 7/15/46	9,800	10,124
4.125% 5/15/45	3,000	3,149
4.3% 7/8/34	3,875	4,226
5.375% 7/15/40	12,500	15,361
5.75% 4/15/18	7,400	7,509
		237,446
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,491
2.1% 9/12/22	8,500	8,344
2.15% 2/9/22	5,000	4,948
2.25% 2/23/21	15,000	14,986
2.3% 5/11/22	8,000	7,952
2.45% 8/4/26	20,600	19,739
2.7% 5/13/22	6,650	6,705
2.9% 9/12/27	14,050	13,868
3% 11/13/27	10,000	9,910
3.2% 5/13/25	10,490	10,702
3.2% 5/11/27	5,570	5,630
3.85% 5/4/43	13,000	13,254
4.25% 2/9/47	2,500	2,668
4.375% 5/13/45	4,690	5,149
4.65% 2/23/46	5,650	6,445
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,304
4.9% 10/15/25 (b)	9,750	10,152
6.2% 10/15/35 (b)	3,890	4,122
6.35% 10/15/45 (b)	1,880	1,921
HP, Inc.:
4.3% 6/1/21	2,780	2,915
6% 9/15/41	1,500	1,588
Xerox Corp.:
2.75% 3/15/19	5,000	4,998
4.5% 5/15/21	4,000	4,140
5.625% 12/15/19	1,000	1,051
		174,982

TOTAL INFORMATION TECHNOLOGY		693,580

MATERIALS - 0.9%
Chemicals - 0.5%
Agrium, Inc. 5.25% 1/15/45	3,500	4,029
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,037
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,182
4.15% 2/15/43	4,000	4,084
4.625% 1/15/20	3,000	3,152
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,202
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,650
2.25% 1/12/20	3,775	3,772
2.7% 11/1/26	6,600	6,322
5.5% 12/8/41	3,000	3,700
LYB International Finance BV:
4% 7/15/23	5,625	5,870
4.875% 3/15/44	5,850	6,381
LYB International Finance II BV 3.5% 3/2/27	9,470	9,426
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,795
5% 4/15/19	1,000	1,029
Monsanto Co.:
2.125% 7/15/19	7,458	7,432
2.75% 7/15/21	6,357	6,390
2.85% 4/15/25	3,825	3,716
3.95% 4/15/45	1,390	1,338
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,800
4% 12/15/26	11,400	11,846
4.875% 3/30/20	1,500	1,574
5.625% 12/1/40	1,800	2,127
Praxair, Inc.:
2.2% 8/15/22	2,000	1,975
2.45% 2/15/22	4,650	4,659
3.2% 1/30/26	6,340	6,487
3.55% 11/7/42	2,000	1,973
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,711
3.45% 6/1/27	4,730	4,775
4.5% 6/1/47	8,530	8,975
The Dow Chemical Co.:
3% 11/15/22	4,900	4,934
4.125% 11/15/21	7,700	8,089
4.375% 11/15/42	4,875	5,029
8.55% 5/15/19	2,358	2,567
9.4% 5/15/39	3,000	5,056
The Mosaic Co.:
4.05% 11/15/27	5,760	5,714
4.25% 11/15/23	10,888	11,258
5.625% 11/15/43	3,750	3,982
Westlake Chemical Corp. 5% 8/15/46	2,000	2,201
		188,239
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,213
International Paper Co.:
3.65% 6/15/24	4,725	4,895
3.8% 1/15/26	2,880	2,971
4.4% 8/15/47	3,800	3,883
4.75% 2/15/22	11,500	12,392
5.15% 5/15/46	1,810	2,066
		29,420
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	4,500	5,161
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,841
5% 9/30/43	3,000	3,564
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,046
Nucor Corp.:
4% 8/1/23	3,000	3,151
5.2% 8/1/43	4,000	4,725
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,333
3.75% 6/15/25	21,300	22,353
7.125% 7/15/28	2,000	2,652
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,060
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,812
5.25% 11/8/42	5,775	6,448
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,838
5.875% 6/10/21	8,220	9,011
Vale SA 5.625% 9/11/42	6,600	7,165
		96,160

TOTAL MATERIALS		313,819

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,808
3.9% 6/15/23	5,650	5,830
American Tower Corp.:
3.4% 2/15/19	7,475	7,562
3.55% 7/15/27	8,550	8,469
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,920
4.125% 5/15/21	2,100	2,203
DDR Corp.:
3.375% 5/15/23	2,825	2,773
3.9% 8/15/24	4,538	4,519
4.625% 7/15/22	1,900	1,993
Duke Realty LP:
3.625% 4/15/23	2,750	2,820
3.75% 12/1/24	5,750	5,917
ERP Operating LP:
2.375% 7/1/19	5,750	5,769
3% 4/15/23	1,875	1,897
4.625% 12/15/21	5,700	6,129
Federal Realty Investment Trust 3% 8/1/22	4,750	4,797
HCP, Inc.:
3.4% 2/1/25	8,000	7,952
3.875% 8/15/24	7,575	7,759
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,473
3.75% 3/15/23	8,660	8,956
Kimco Realty Corp.:
3.8% 4/1/27	4,000	4,024
4.45% 9/1/47	5,180	5,146
6.875% 10/1/19	1,000	1,080
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,134
4.5% 1/15/25	8,010	7,976
4.5% 4/1/27	9,500	9,293
Simon Property Group LP:
2.625% 6/15/22	7,930	7,926
3.375% 12/1/27 (d)	14,000	13,890
4.125% 12/1/21	3,200	3,380
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,825
		158,220
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,885
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,152
Digital Realty Trust LP 3.7% 8/15/27	8,000	8,029
Liberty Property LP:
3.25% 10/1/26	4,660	4,566
3.375% 6/15/23	2,775	2,807
3.75% 4/1/25	4,750	4,848
4.4% 2/15/24	7,425	7,917
4.75% 10/1/20	1,000	1,054
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	4,365
4.5% 4/18/22	4,210	4,226
Tanger Properties LP:
3.75% 12/1/24	6,500	6,508
3.875% 7/15/27	6,200	6,139
Ventas Realty LP:
3.125% 6/15/23	6,315	6,298
3.25% 10/15/26	3,500	3,405
3.5% 2/1/25	4,000	4,027
3.85% 4/1/27	9,500	9,655
4.125% 1/15/26	1,450	1,507
4.375% 2/1/45	3,000	3,030
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,752
		93,170

TOTAL REAL ESTATE		251,390

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,353
2.8% 2/17/21	9,000	9,037
2.85% 2/14/23	8,670	8,615
3.4% 5/15/25	9,270	9,079
3.8% 3/15/22	10,000	10,344
4.125% 2/17/26	27,320	27,830
4.35% 6/15/45	24,760	22,366
4.5% 3/9/48	9,570	8,756
4.55% 3/9/49	183	169
4.75% 5/15/46	10,300	9,847
4.9% 8/14/37	10,450	10,408
5.15% 11/15/46 (a)	843	855
5.15% 2/14/50	24,040	23,796
5.55% 8/15/41	7,300	7,799
5.8% 2/15/19	4,000	4,163
5.875% 10/1/19	2,905	3,094
6.35% 3/15/40	1,000	1,159
6.375% 3/1/41	6,850	7,998
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,701
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,718
Orange SA:
5.375% 7/8/19	4,000	4,195
5.5% 2/6/44	3,000	3,655
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	13,707
5.213% 3/8/47	6,550	7,192
5.462% 2/16/21	2,700	2,922
5.877% 7/15/19	2,000	2,110
7.045% 6/20/36	2,600	3,428
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,598
3.5% 11/1/24	3,000	3,038
4.272% 1/15/36	24,278	23,847
4.4% 11/1/34	3,775	3,793
4.75% 11/1/41	1,000	1,011
5.012% 4/15/49	11,779	12,199
5.012% 8/21/54	12,557	12,663
5.25% 3/16/37	15,500	16,945
5.5% 3/16/47	11,880	13,280
6.55% 9/15/43	12,516	16,049
		342,719
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,357
6.125% 11/15/37	8,365	10,288
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,414
3.625% 12/15/25	2,000	2,043
4.1% 10/1/23	4,825	5,091
5.45% 10/1/43	5,775	6,855
Vodafone Group PLC:
1.5% 2/19/18	7,700	7,694
2.5% 9/26/22	3,000	2,975
2.95% 2/19/23	6,900	6,911
5.45% 6/10/19	6,000	6,290
		55,918

TOTAL TELECOMMUNICATION SERVICES		398,637

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,853
3.75% 3/1/45	1,000	1,008
4.15% 8/15/44	4,650	4,939
5.2% 6/1/41	3,850	4,533
AmerenUE 3.9% 9/15/42	3,700	3,833
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,000
2.95% 12/15/22	4,000	4,032
Appalachian Power Co. 4.45% 6/1/45	6,000	6,546
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,929
3.5% 8/15/46	2,500	2,403
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,402
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,864
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,669
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,125
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,075
3.4% 9/1/21	1,000	1,030
3.65% 6/15/46	2,860	2,838
3.7% 3/1/45	3,100	3,099
3.75% 8/15/47	6,150	6,233
5.8% 3/15/18	9,945	10,059
Detroit Edison Co. 2.65% 6/15/22	8,000	8,007
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,958
3.75% 6/1/45	2,000	2,027
4% 9/30/42	3,750	3,935
5.25% 1/15/18	4,355	4,373
Duke Energy Corp.:
1.8% 9/1/21	15,460	15,061
2.1% 6/15/18	4,650	4,654
2.65% 9/1/26	13,350	12,727
3.4% 10/1/46	2,500	2,375
3.75% 4/15/24	6,000	6,257
3.75% 9/1/46	9,130	8,865
3.95% 10/15/23	2,443	2,572
4.8% 12/15/45	2,790	3,150
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,929
4.375% 3/30/44	2,000	2,209
Edison International 2.95% 3/15/23	8,190	8,227
Entergy Corp.:
2.95% 9/1/26	4,700	4,553
4% 7/15/22	6,640	6,969
Eversource Energy:
2.9% 10/1/24	8,550	8,473
3.35% 3/15/26	6,610	6,630
Exelon Corp.:
3.95% 6/15/25	7,830	8,172
5.1% 6/15/45	1,100	1,269
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,672
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,183
3.25% 6/1/24	4,725	4,857
4.05% 10/1/44	5,419	5,825
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,815
Nevada Power Co. 6.5% 8/1/18	1,555	1,602
Northern States Power Co.:
3.4% 8/15/42	2,000	1,943
4.125% 5/15/44	4,500	4,832
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,734
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,935
2.95% 3/1/26	6,800	6,625
3.75% 8/15/42	5,900	5,659
4% 12/1/46	1,350	1,352
5.4% 1/15/40	4,000	4,737
PacifiCorp:
3.6% 4/1/24	4,000	4,166
6% 1/15/39	6,193	8,208
PG&E Corp. 2.4% 3/1/19	2,406	2,409
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,246
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,850
3.4% 6/1/23	2,675	2,735
4.2% 6/15/22	2,000	2,118
4.7% 6/1/43	1,800	1,969
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,816
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,783
6% 12/1/39	5,200	6,628
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,913
3.8% 6/15/47	4,630	4,755
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,824
4% 6/1/44	5,000	5,135
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,119
Southern California Edison Co. 4% 4/1/47	10,000	10,636
Southern Co.:
2.35% 7/1/21	6,600	6,537
3.25% 7/1/26	11,000	10,828
4.4% 7/1/46	7,320	7,664
Tampa Electric Co. 6.15% 5/15/37	6,260	7,976
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,021
3.45% 2/15/24	2,750	2,829
3.8% 9/15/47	8,210	8,309
4.2% 5/15/45	2,400	2,576
4.45% 2/15/44	2,750	3,061
5% 6/30/19	5,000	5,200
6% 5/15/37	2,000	2,584
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,072
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,045
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,879
3.35% 12/1/26	3,000	3,033
		454,557
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	13,319
Southern California Gas Co. 2.6% 6/15/26	13,230	12,811
		26,130
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,659
4.75% 6/15/46	5,210	5,570
		14,229
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,318
5.15% 11/15/43	1,650	1,957
5.75% 4/1/18	3,750	3,796
6.5% 9/15/37	7,605	10,389
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,677
CMS Energy Corp. 4.875% 3/1/44	5,000	5,724
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,933
4.45% 6/15/20	2,000	2,112
4.45% 3/15/44	8,000	8,863
5.5% 12/1/39	2,500	3,125
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,432
Consumers Energy Co. 2.85% 5/15/22	6,650	6,731
Delmarva Power & Light 4% 6/1/42	4,000	4,047
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	1,000	940
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	1,000	990
2.5% 12/1/19	6,700	6,713
3.9% 10/1/25	12,900	13,461
4.9% 8/1/41	2,000	2,248
DTE Energy Co. 2.85% 10/1/26	6,000	5,759
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	4,031
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,735
4.375% 5/15/47	4,780	5,103
4.8% 2/15/44	5,500	6,088
6.25% 12/15/40	2,453	3,153
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,191
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,137
Sempra Energy:
2.4% 3/15/20	12,406	12,405
2.875% 10/1/22	3,000	3,005
3.25% 6/15/27	6,100	6,028
4.05% 12/1/23	5,000	5,239
6% 10/15/39	1,000	1,285
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	4,228	4,061
		174,676

TOTAL UTILITIES		669,592

TOTAL NONCONVERTIBLE BONDS
(Cost $8,700,182)		8,943,298

U.S. Government and Government Agency Obligations - 42.6%
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,270
1.25% 8/17/21	30,311	29,471
1.5% 11/30/20	18,106	17,875
1.875% 9/18/18	15,050	15,079
1.875% 4/5/22	32,247	31,870
1.875% 9/24/26	13,350	12,603
2% 10/5/22	36,870	36,512
2.125% 4/24/26	4,000	3,873
2.625% 9/6/24	4,000	4,058
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,459
1.125% 7/14/21	13,270	12,848
1.375% 2/18/21	20,300	19,918
1.875% 11/29/21	19,170	19,007
2% 9/9/22	38,000	37,629
5.5% 7/15/36	1,500	2,033
Freddie Mac:
1% 12/15/17	59,006	59,003
1.375% 5/1/20	14,000	13,832
2.375% 1/13/22	13,000	13,128
3.75% 3/27/19	2,300	2,360
6.25% 7/15/32	7,700	10,775
6.75% 3/15/31	26,000	37,148
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,536
5.375% 4/1/56	5,395	7,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		569,767

U.S. Treasury Obligations - 41.0%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	47,377
2.5% 2/15/45	106,220	99,374
2.5% 2/15/46	89,150	83,219
2.5% 5/15/46	78,650	73,372
2.75% 8/15/47	39,070	38,354
2.875% 8/15/45	78,240	78,827
2.875% 11/15/46	122,930	123,737
3% 11/15/44	8,970	9,264
3% 5/15/45	43,090	44,475
3% 11/15/45	86,290	89,024
3% 2/15/47	136,950	141,283
3% 5/15/47	97,530	100,616
3.125% 8/15/44	32,960	34,826
3.375% 5/15/44	72,390	79,883
3.5% 2/15/39	8,315	9,381
3.625% 8/15/43	26,640	30,597
3.625% 2/15/44	67,570	77,711
3.75% 11/15/43	44,780	52,515
3.875% 8/15/40	30,080	35,762
4.25% 5/15/39	26,000	32,489
4.25% 11/15/40	811	1,016
4.375% 2/15/38	8,200	10,385
4.375% 11/15/39	100	127
4.375% 5/15/40	8,000	10,185
4.375% 5/15/41	57,765	73,795
4.5% 2/15/36	113,580	145,294
4.5% 5/15/38	15,000	19,310
4.5% 8/15/39	39,000	50,363
4.625% 2/15/40	21,500	28,255
4.75% 2/15/37	68,560	90,622
4.75% 2/15/41	54,830	73,539
5% 5/15/37 (e)	248,180	337,796
5.375% 2/15/31	53,470	70,812
6.25% 5/15/30	86,360	121,140
8.875% 2/15/19	6,960	7,559
9% 11/15/18	4,000	4,278
9.125% 5/15/18	3,000	3,103
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,997
0.75% 2/15/19	129,060	127,558
0.75% 7/15/19	218,640	215,087
0.875% 1/15/18	8,670	8,666
0.875% 7/15/18	39,220	39,067
0.875% 4/15/19	111,790	110,476
0.875% 5/15/19	158,915	156,935
0.875% 6/15/19	158,550	156,444
0.875% 9/15/19	256,560	252,441
1% 11/30/18	141,630	140,695
1% 3/15/19	44,780	44,353
1% 10/15/19	4,990	4,917
1.125% 1/15/19	52,100	51,766
1.125% 2/28/21	39,910	38,859
1.125% 6/30/21	71,040	68,876
1.125% 7/31/21	270	261
1.125% 8/31/21	68,410	66,171
1.125% 9/30/21	171,290	165,502
1.25% 11/30/18	47,480	47,276
1.25% 12/15/18	24,740	24,627
1.25% 1/31/19	14,670	14,592
1.25% 4/30/19	100,760	100,063
1.25% 8/31/19	31,460	31,175
1.25% 1/31/20	825	815
1.25% 3/31/21	112,290	109,658
1.25% 10/31/21	44,670	43,328
1.25% 7/31/23	74,300	70,481
1.375% 6/30/18	31,800	31,780
1.375% 7/31/18	1,175	1,174
1.375% 9/30/18	27,760	27,704
1.375% 2/28/19	98,500	98,061
1.375% 7/31/19	70,270	69,834
1.375% 12/15/19	103,400	102,515
1.375% 1/15/20	298,415	295,711
1.375% 1/31/20	20,920	20,729
1.375% 2/15/20	161,270	159,682
1.375% 2/29/20	49,140	48,649
1.375% 3/31/20	6,630	6,559
1.375% 4/30/20	232,560	229,916
1.375% 8/31/20	78,960	77,890
1.375% 9/15/20	222,260	219,256
1.375% 9/30/20	25,600	25,234
1.375% 10/31/20	5,720	5,634
1.375% 1/31/21	20,530	20,167
1.375% 4/30/21	85,980	84,230
1.375% 5/31/21	64,380	63,022
1.375% 6/30/23	65,070	62,216
1.375% 8/31/23	21,470	20,485
1.375% 9/30/23	79,110	75,417
1.5% 8/31/18	192,755	192,642
1.5% 12/31/18	4,060	4,051
1.5% 1/31/19	37,180	37,086
1.5% 2/28/19	32,250	32,157
1.5% 3/31/19	12,800	12,760
1.5% 10/31/19	36,700	36,496
1.5% 11/30/19	51,090	50,793
1.5% 4/15/20	163,720	162,396
1.5% 5/15/20	184,420	182,842
1.5% 5/31/20	39,630	39,279
1.5% 6/15/20	160,530	159,088
1.5% 7/15/20	307,300	304,371
1.5% 8/15/20	15,000	14,852
1.5% 1/31/22	4,370	4,269
1.5% 2/28/23	15,050	14,544
1.5% 3/31/23	90,980	87,831
1.5% 8/15/26	87,340	81,172
1.625% 4/30/19	4,980	4,971
1.625% 7/31/19	130,304	129,978
1.625% 8/31/19	290,380	289,575
1.625% 12/31/19	8,990	8,955
1.625% 3/15/20	151,490	150,762
1.625% 6/30/20	50,460	50,149
1.625% 7/31/20	47,580	47,266
1.625% 10/15/20	199,250	197,717
1.625% 11/15/20	208,270	207,367
1.625% 11/30/20	94,780	93,965
1.625% 8/31/22	94,180	92,028
1.625% 4/30/23	47,390	46,013
1.625% 5/31/23	52,030	50,467
1.625% 10/31/23	94,170	90,988
1.625% 2/15/26	50,280	47,438
1.625% 5/15/26	5,610	5,280
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,223
1.75% 10/31/20	9,960	9,916
1.75% 12/31/20	71,130	70,727
1.75% 11/30/21	84,370	83,362
1.75% 3/31/22	117,000	115,359
1.75% 5/31/22	79,360	78,117
1.75% 6/30/22	27,300	26,853
1.75% 9/30/22	28,790	28,269
1.75% 1/31/23	25,640	25,113
1.875% 6/30/20	24,290	24,298
1.875% 11/30/21	81,260	80,752
1.875% 1/31/22	54,860	54,391
1.875% 2/28/22	131,780	130,601
1.875% 3/31/22	132,820	131,554
1.875% 4/30/22	121,810	120,582
1.875% 5/31/22	16,035	15,882
1.875% 7/31/22	139,950	138,348
1.875% 8/31/22	69,670	68,854
1.875% 9/30/22	79,000	78,037
1.875% 10/31/22	27,400	27,056
1.875% 8/31/24	104,100	101,343
2% 11/30/20	31,910	31,985
2% 2/28/21	26,380	26,414
2% 5/31/21	40,290	40,293
2% 8/31/21	108,300	108,203
2% 10/31/21	29,700	29,645
2% 12/31/21	65,460	65,266
2% 7/31/22	48,060	47,799
2% 10/31/22	87,440	86,880
2% 11/30/22	148,010	146,987
2% 4/30/24	58,490	57,485
2% 5/31/24	98,730	96,998
2% 6/30/24	97,830	96,049
2% 2/15/25	3,635	3,555
2% 8/15/25	36,140	35,225
2% 11/15/26	153,170	148,096
2.125% 8/31/20	49,753	50,072
2.125% 1/31/21	3,060	3,077
2.125% 6/30/21	7,260	7,290
2.125% 8/15/21	90,750	91,080
2.125% 9/30/21	43,640	43,780
2.125% 12/31/21	15,950	15,992
2.125% 6/30/22	40,770	40,783
2.125% 12/31/22	63,040	62,934
2.125% 11/30/23	116,310	115,592
2.125% 2/29/24	52,620	52,164
2.125% 3/31/24	114,480	113,411
2.125% 7/31/24	52,100	51,526
2.125% 9/30/24	89,850	88,794
2.125% 5/15/25	58,355	57,482
2.25% 4/30/21	42,310	42,672
2.25% 7/31/21	31,690	31,941
2.25% 12/31/23	2,930	2,929
2.25% 1/31/24	76,020	75,946
2.25% 10/31/24	133,930	133,391
2.25% 11/15/24	85,930	85,551
2.25% 11/15/25	106,250	105,304
2.25% 2/15/27	130,890	129,019
2.25% 8/15/27	116,540	114,701
2.25% 11/15/27	55,890	55,056
2.375% 8/15/24	78,790	79,107
2.375% 5/15/27	89,320	88,926
2.5% 8/15/23	97,170	98,628
2.5% 5/15/24	95,500	96,686
2.625% 4/30/18	10,200	10,251
2.625% 8/15/20	141,000	143,748
2.625% 11/15/20	94,180	96,108
2.75% 12/31/17	3,000	3,004
2.75% 11/15/23	102,790	105,725
2.75% 2/15/24	135,610	139,360
3.125% 5/15/21	50,876	52,816
3.375% 11/15/19	27,740	28,583
3.5% 2/15/18	4,000	4,018
3.5% 5/15/20	81,800	85,018
3.625% 2/15/20	59,600	61,928
3.625% 2/15/21	39,800	41,871
3.875% 5/15/18	8,000	8,087
4% 8/15/18	22,000	22,369

TOTAL U.S. TREASURY OBLIGATIONS		14,283,411

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,821,593)		14,853,178

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 13.4%
12 month U.S. LIBOR + 1.530% 3.249% 11/1/34 (b)(c)	7,323	7,645
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,862	3,022
12 month U.S. LIBOR + 1.880% 3.542% 11/1/34 (b)(c)	538	568
2.5% 3/1/22 to 2/1/47	379,654	378,839
2.5% 12/1/32 (d)	9,700	9,677
2.5% 12/1/47 (d)	600	577
3% 4/1/24 to 7/1/47	1,285,968	1,293,185
3% 12/1/32 (d)	17,700	18,028
3% 12/1/47 (d)	23,000	22,931
3.5% 9/1/18 to 12/1/47	1,004,458	1,033,825
3.5% 4/1/29 (d)	5,412	5,623
3.5% 12/1/47 (d)	191,400	196,195
3.5% 12/1/47 (d)	77,400	79,339
4% 7/1/18 to 10/1/47	818,912	858,361
4% 7/1/30 (d)	969	1,022
4% 12/1/47 (d)	49,700	51,923
4.5% 1/1/19 to 8/1/47	335,111	357,852
4.5% 12/1/47 (d)	14,000	14,892
5% 12/1/20 to 10/1/45 (d)	136,275	147,778
5.5% 7/1/23 to 2/1/42	99,949	110,961
6% 2/1/23 to 7/1/41	39,645	44,839
6.5% 3/1/22 to 6/1/40	15,058	17,236

TOTAL FANNIE MAE		4,654,318

Freddie Mac - 6.7%
12 month U.S. LIBOR + 1.915% 3.651% 9/1/37 (b)(c)	753	784
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.566% 3/1/36 (b)(c)	3,991	4,122
U.S. TREASURY 1 YEAR INDEX + 2.229% 2.986% 12/1/35 (b)(c)	3,139	3,320
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.068% 3/1/35 (b)(c)	1,459	1,532
2.5% 1/1/22 to 10/1/32	214,478	214,528
3% 3/1/27 to 10/1/47 (d)	789,229	792,917
3.5% 9/1/25 to 10/1/47	758,150	779,582
3.5% 8/1/47	2,096	2,151
3.5% 9/1/47	498	511
4% 4/1/25 to 7/1/47	344,815	361,431
4.5% 6/1/25 to 12/1/44	77,813	83,380
5% 4/1/23 to 9/1/40	39,991	43,600
5.5% 5/1/23 to 6/1/41	38,810	43,111
6% 4/1/32 to 8/1/37	1,171	1,320
6.5% 8/1/36 to 12/1/37	300	342

TOTAL FREDDIE MAC		2,332,631

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	95	95
Ginnie Mae - 8.1%
3.5% 10/15/40 to 5/20/47	960,913	995,988
4% 1/15/25 to 1/20/47	417,984	439,742
5% 7/15/38 to 4/20/47	76,823	84,138
5% 3/15/44 (d)	2,297	2,509
2.5% 10/20/42 to 8/20/47	27,195	26,638
2.5% 12/1/47 (d)	300	292
3% 4/15/42 to 11/20/47	766,392	773,825
3% 12/1/47 (d)	19,600	19,747
3.5% 12/1/47 (d)	22,800	23,571
3.5% 12/1/47 (d)	46,800	48,383
3.5% 12/1/47 (d)	45,500	47,039
4% 12/1/47 (d)	98,950	103,333
4% 12/1/47 (d)	18,400	19,215
4.5% 3/20/33 to 3/20/47 (d)	197,899	211,069
5.5% 10/20/32 to 11/20/46	29,480	33,025
6% 5/20/34 to 12/15/40	10,600	12,146
6.5% 8/20/36 to 1/15/39	2,018	2,316

TOTAL GINNIE MAE		2,842,976

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,876,470)		9,830,020

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	$4,600	$4,566
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,497
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,407
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,835
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,237
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,726
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,921
2.19% 11/20/23	5,680	5,646
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,749
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,796
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	1,121	1,121
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,954
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,469
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	370	370
Series 2015-1 Class A3, 1.05% 10/15/18	984	983
Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,955
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	1,108	1,108
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	1,695	1,694
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,106
TOTAL ASSET-BACKED SECURITIES
(Cost $107,022)		107,140

Commercial Mortgage Securities - 1.6%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,240
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,130
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	12,280
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/12/46	14,140	14,957
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	19,309
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,710	9,266
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	19,089
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,741
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,080
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,006
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	19,771
Series K034 Class A2, 3.531% 7/25/23	9,000	9,435
Series K057 Class A2, 2.57% 7/25/26	5,660	5,546
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	27,215
Series K013 Class A2, 3.974% 1/25/21	11,575	12,139
Series K020 Class A2, 2.373% 5/25/22	10,400	10,395
Series K036 Class A2, 3.527% 10/25/23	8,975	9,408
Series K046 Class A2, 3.205% 3/25/25	33,300	34,305
Series K053 Class A2, 2.995% 12/25/25	7,111	7,217
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,287
Series K062 Class A1, 3.032% 9/25/26	21,371	21,986
Series K064 Class A2, 3.224% 3/25/27	17,250	17,676
Series K068 Class A2, 3.244% 8/25/27	8,060	8,257
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,362
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,898
Series 2014-C21 Class A5, 3.7748% 8/15/47	18,530	19,370
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,075
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,365	21,139
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,314
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,743
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	21,053
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,798
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	76	76
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1692% 8/15/46 (b)	18,892	20,280
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,917
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,273
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,940
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	10,122
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,970
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $544,116)		543,065

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,337
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,697
California Gen. Oblig. 7.55% 4/1/39	15,000	23,214
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	2,035
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	8,075
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,845
Series 2011, 5.877% 3/1/19	9,700	10,036
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,553
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,409
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,494
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,484
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,178
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,484
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,671
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,715
Port Auth. of New York& New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,322
Series 2010 164, 5.647% 11/1/40	5,210	6,743
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,271
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,084
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,233
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,296
Series 2015 AP, 3.931% 5/15/45	3,740	3,823
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,838
TOTAL MUNICIPAL SECURITIES
(Cost $173,175)		197,837

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province 1.9% 12/6/19	$9,500	$9,449
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,220
Canadian Government:
1.125% 3/19/18	6,640	6,632
2% 11/15/22	4,730	4,679
Chilean Republic:
3.125% 1/21/26	1,000	1,013
3.25% 9/14/21	9,000	9,311
3.86% 6/21/47	3,000	3,060
Colombian Republic:
2.625% 3/15/23	7,575	7,401
4% 2/26/24	4,825	5,006
4.5% 1/28/26	1,000	1,069
5% 6/15/45	8,640	9,029
5.625% 2/26/44	7,775	8,829
6.125% 1/18/41	4,750	5,664
7.375% 3/18/19	3,450	3,661
Export Development Canada 1.5% 10/3/18	1,700	1,696
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,147
Hungarian Republic 5.75% 11/22/23	18,900	21,688
Israeli State 4% 6/30/22	7,000	7,444
Italian Republic 6.875% 9/27/23	6,000	7,144
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,665
3% 6/30/25	2,400	2,474
KfW:
1.5% 4/20/20	2,825	2,791
1.875% 4/1/19	16,930	16,929
2.125% 1/17/23	12,000	11,881
2.75% 10/1/20	4,175	4,253
4% 1/27/20	3,000	3,126
4.875% 6/17/19	25,000	26,119
Korean Republic 7.125% 4/16/19	6,650	7,072
Manitoba Province:
2.1% 9/6/22	1,900	1,865
2.125% 5/4/22	4,000	3,943
3.05% 5/14/24	1,500	1,534
New Brunswick Province 2.75% 6/15/18	4,350	4,373
Ontario Province:
2.25% 5/18/22	5,820	5,775
2.4% 2/8/22	5,210	5,203
2.5% 4/27/26	5,000	4,905
4% 10/7/19	15,000	15,511
Panamanian Republic:
3.75% 3/16/25	3,800	3,976
3.875% 3/17/28	9,600	10,056
4% 9/22/24	4,800	5,130
4.3% 4/29/53	5,675	5,902
5.2% 1/30/20	1,800	1,915
Peruvian Republic:
4.125% 8/25/27	2,800	3,066
5.625% 11/18/50	7,150	9,152
6.55% 3/14/37	3,075	4,143
7.125% 3/30/19	1,900	2,046
Philippine Republic:
3.95% 1/20/40	8,100	8,350
4.2% 1/21/24	4,765	5,177
6.375% 10/23/34	10,375	13,845
6.5% 1/20/20	6,144	6,707
Polish Government:
3.25% 4/6/26	6,600	6,751
4% 1/22/24	4,550	4,865
5% 3/23/22	14,500	15,934
Province of British Columbia 2.25% 6/2/26	3,770	3,645
Province of Quebec:
2.375% 1/31/22	3,800	3,796
2.75% 8/25/21	20,000	20,287
2.75% 4/12/27	4,750	4,714
2.875% 10/16/24	2,075	2,107
Quebec Province 2.5% 4/20/26	5,660	5,562
Ukraine Government 1.471% 9/29/21	10,300	10,049
United Mexican States:
3.5% 1/21/21	7,400	7,740
3.625% 3/15/22	3,000	3,132
4% 10/2/23	18,750	19,716
4.125% 1/21/26	3,200	3,363
4.35% 1/15/47	14,410	13,949
4.6% 1/23/46	5,800	5,771
4.6% 2/10/48	4,750	4,769
4.75% 3/8/44	9,700	9,855
5.55% 1/21/45	3,916	4,451
6.05% 1/11/40	4,800	5,707
Uruguay Republic:
4.125% 11/20/45	4,750	4,762
4.375% 10/27/27	12,250	13,230
4.5% 8/14/24	3,625	3,971
5.1% 6/18/50	5,755	6,331
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $524,040)		535,483

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,896
1.25% 7/26/21	9,390	9,082
1.625% 10/2/18	2,800	2,797
2.375% 9/23/21	2,900	2,918
Asian Development Bank:
1.125% 6/5/18	7,290	7,269
1.5% 1/22/20	4,750	4,703
1.75% 9/13/22	14,272	13,933
1.875% 4/12/19	12,000	12,003
1.875% 2/18/22	2,000	1,973
2% 4/24/26	6,300	6,041
2.125% 11/24/21	4,825	4,813
Council of Europe Development Bank 1% 3/7/18	1,900	1,897
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,734
1.125% 8/24/20	4,690	4,576
1.75% 6/14/19	4,700	4,687
1.75% 11/26/19	2,875	2,861
2.125% 3/7/22	4,690	4,674
European Investment Bank:
1.125% 8/15/18	6,590	6,563
1.25% 5/15/18	3,550	3,544
1.375% 6/15/20	2,725	2,681
1.375% 9/15/21	17,570	16,979
1.625% 12/18/18	30,900	30,843
1.625% 6/15/21	7,000	6,866
1.75% 6/17/19	8,625	8,607
1.875% 3/15/19	3,000	3,001
1.875% 2/10/25	3,000	2,873
2% 3/15/21	4,770	4,747
2% 12/15/22	14,167	13,937
2.125% 10/15/21	2,840	2,830
2.25% 3/15/22	15,900	15,873
2.25% 8/15/22	1,880	1,876
2.375% 6/15/22	14,000	14,042
2.375% 5/24/27	4,000	3,929
2.5% 4/15/21	4,650	4,701
2.5% 10/15/24	5,725	5,736
2.875% 9/15/20	9,000	9,199
3.25% 1/29/24	2,000	2,090
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,371
1.75% 9/14/22	6,150	6,010
2.125% 1/15/25	1,830	1,793
3% 10/4/23	3,575	3,695
3.875% 9/17/19	5,000	5,171
4.375% 1/24/44	4,000	4,809
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,582
1.125% 8/10/20	19,800	19,351
1.375% 9/20/21	5,230	5,078
1.625% 3/9/21	6,000	5,907
1.625% 2/10/22	3,900	3,811
1.75% 4/19/23	6,700	6,497
1.875% 10/7/19	3,825	3,823
1.875% 10/27/26	4,760	4,508
2.25% 6/24/21	16,075	16,120
2.5% 11/25/24	5,700	5,717
2.5% 7/29/25	3,790	3,789
International Finance Corp.:
1.125% 7/20/21	6,550	6,312
1.625% 7/16/20	2,870	2,841
1.75% 9/16/19	11,350	11,321
Nordic Investment Bank 1.125% 2/25/19	6,600	6,546
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $383,952)		381,826

Bank Notes - 0.0%
Bank of America NA 6% 10/15/36	2,419	3,132
KeyBank NA 2.5% 12/15/19	4,000	4,016
Regions Bank 7.5% 5/15/18	2,000	2,048
UBS AG Stamford Branch:
5.75% 4/25/18	$830	$843
5.875% 12/20/17	2,034	2,038
TOTAL BANK NOTES
(Cost $11,408)		12,077
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.13% (f)
(Cost $245,620)	245,570,623	245,620
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.3%
Investments in repurchase agreements in a joint trading account at 1.04%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations) # (g)
(Cost $88,496)	88,499	88,496
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $35,476,074)		35,738,040
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(908,966)
NET ASSETS - 100%		$34,829,074

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/47	$(22,600)	$(22,532)
Ginnie Mae
4% 12/1/47	(49,000)	(51,170)
TOTAL TBA SALE COMMITMENTS
(Proceeds $73,943)		$(73,702)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,135,000 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $264,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$575
Total	$575

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$8,943,298	$--	$8,943,298	$--
U.S. Government and Government Agency Obligations	14,853,178	--	14,853,178	--
U.S. Government Agency - Mortgage Securities	9,830,020	--	9,830,020	--
Asset-Backed Securities	107,140	--	107,140	--
Commercial Mortgage Securities	543,065	--	543,065	--
Municipal Securities	197,837	--	197,837	--
Foreign Government and Government Agency Obligations	535,483	--	535,483	--
Supranational Obligations	381,826	--	381,826	--
Bank Notes	12,077	--	12,077	--
Money Market Funds	245,620	245,620	--	--
Repurchase Agreements	88,496	--	88,496	--
Total Investments in Securities:	$35,738,040	$245,620	$35,492,420	$--
Other Financial Instruments:
TBA Sale Commitments	$(73,702)	$--	$(73,702)	$--
Total Other Financial Instruments:	$(73,702)	$--	$(73,702)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$88,496,000 due 12/01/17 at 1.04%
Deutsche Bank Securities, Inc.	$14,500
J.P. Morgan Securities, Inc.	73,996
$88,496

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

November 30, 2017

LIG-QTLY-0118
1.873111.109

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18	$15,850,000	$16,033,936
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,378,157
3.25% 5/15/18	8,305,000	8,356,388
3.5% 7/10/19	18,875,000	19,192,561
4.2% 3/1/21	27,410,000	28,571,477
4.25% 5/15/23	9,285,000	9,691,183
4.375% 9/25/21	41,737,000	43,956,353
		152,180,055
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,698,544
4.25% 6/15/23	18,902,000	20,159,405
		22,857,949
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,825,201
3.7% 1/30/26	12,567,000	13,062,249
		17,887,450
Media - 1.5%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,834,665
7.75% 12/1/45	10,133,000	14,932,233
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	48,121,915
4.908% 7/23/25	25,893,000	27,350,262
5.375% 5/1/47	17,649,000	17,839,609
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	30,734,357
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,203,206
4.5% 9/15/42	19,770,000	18,286,472
5.5% 9/1/41	14,842,000	15,467,985
5.875% 11/15/40	9,556,000	10,279,660
6.55% 5/1/37	40,036,000	45,837,596
6.75% 7/1/18	23,280,000	23,887,497
7.3% 7/1/38	30,237,000	37,242,238
8.25% 4/1/19	42,627,000	45,838,882
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,761,424
6.2% 3/15/40	15,555,000	18,451,555
		414,069,556

TOTAL CONSUMER DISCRETIONARY		606,995,010

CONSUMER STAPLES - 2.3%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	51,521,743
3.3% 2/1/23	55,080,000	56,473,428
4.7% 2/1/36	52,149,000	57,738,700
4.9% 2/1/46	59,642,000	67,212,336
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	16,792,000	17,523,047
		250,469,254
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	23,290,575
3.5% 7/20/22	13,624,000	13,876,094
4% 12/5/23	18,015,000	18,760,931
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,317,850
		70,245,450
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,723,844
9.25% 8/6/19	1,547,000	1,725,434
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,297,592
2.95% 7/21/20 (a)	24,400,000	24,633,058
3.75% 7/21/22 (a)	56,649,000	58,575,122
4.25% 7/21/25 (a)	25,864,000	27,038,084
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,498,109
3.25% 6/12/20	5,106,000	5,198,484
4% 6/12/22	17,554,000	18,314,579
4.45% 6/12/25	12,732,000	13,589,889
5.7% 8/15/35	6,607,000	7,772,720
5.85% 8/15/45	50,684,000	61,722,746
6.15% 9/15/43	11,136,000	14,055,853
7.25% 6/15/37	15,680,000	21,631,493
		310,777,007

TOTAL CONSUMER STAPLES		631,491,711

ENERGY - 6.1%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,200,370
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,345,631
6.5% 4/1/20	2,078,000	2,252,220
Ensco PLC:
5.2% 3/15/25	32,677,000	26,795,140
5.75% 10/1/44	12,542,000	8,277,720
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,288,789
4.85% 11/15/35	11,266,000	12,302,007
Noble Holding International Ltd.:
5.75% 3/16/18	1,918,000	1,916,849
7.7% 4/1/25 (b)	32,232,000	27,155,460
8.7% 4/1/45 (b)	11,807,000	9,268,495
		118,802,681
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	42,734,516
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,644,155
5.55% 3/15/26	16,886,000	18,770,647
6.45% 9/15/36	4,820,000	5,804,227
6.6% 3/15/46	22,900,000	28,698,224
Canadian Natural Resources Ltd.:
1.75% 1/15/18	10,142,000	10,137,663
5.85% 2/1/35	11,807,000	13,714,871
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	26,894,000	26,601,353
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,905,217
3.3% 6/1/20	23,925,000	24,312,099
4.5% 6/1/25	7,318,000	7,778,240
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,758,340
5.35% 3/15/20 (a)	39,799,000	41,191,965
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	38,773,823
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,433,740
El Paso Corp. 6.5% 9/15/20	21,920,000	24,054,500
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,712,414
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,896,278
3.9% 5/15/24 (b)	7,314,000	7,338,935
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,830,447
4.375% 10/15/20	16,600,000	17,316,540
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,554,481
5.5% 12/1/46	9,479,000	10,922,812
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,007,621
3.75% 2/15/25	16,764,000	17,229,372
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,698,560
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,286,344
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,304,600
Petro-Canada 6.05% 5/15/18	2,920,000	2,971,188
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	68,679,832
5.625% 5/20/43	47,507,000	42,578,149
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	81,955,000	85,233,200
Petroleos Mexicanos:
3.5% 7/23/20	22,730,000	23,095,044
3.5% 1/30/23	28,927,000	28,377,387
4.5% 1/23/26	25,619,000	25,613,876
4.625% 9/21/23	51,115,000	52,776,238
4.875% 1/24/22	17,019,000	17,793,194
4.875% 1/18/24	25,208,000	26,216,320
5.375% 3/13/22 (a)	10,290,000	11,000,010
5.5% 1/21/21	41,149,000	43,926,558
5.5% 6/27/44	29,591,000	27,682,381
5.625% 1/23/46	24,828,000	23,214,180
6% 3/5/20	10,740,000	11,454,210
6.375% 1/23/45	22,458,000	22,907,160
6.5% 3/13/27 (a)	23,110,000	25,484,553
6.5% 6/2/41	47,555,000	49,562,297
6.75% 9/21/47	59,102,000	62,494,455
6.75% 9/21/47 (a)	24,105,000	25,488,627
6.875% 8/4/26	20,000,000	22,820,000
8% 5/3/19	13,934,000	15,006,918
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,467,192
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,102,895
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,035,034
3.85% 10/15/23	20,000,000	19,930,864
Southwestern Energy Co. 6.7% 1/23/25 (b)	13,262,000	13,792,480
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	18,174,000
4.55% 6/24/24	86,182,000	89,306,098
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,417,869
4.65% 7/1/26	5,606,000	5,818,199
5.375% 6/1/21	39,434,000	41,947,065
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,886,424
3.9% 1/15/25	6,023,000	6,134,598
4% 11/15/21	7,970,000	8,261,858
4.125% 11/15/20	4,302,000	4,466,392
4.3% 3/4/24	17,006,000	17,822,094
4.5% 11/15/23	8,697,000	9,209,733
		1,515,560,556

TOTAL ENERGY		1,634,363,237

FINANCIALS - 12.5%
Banks - 6.0%
Bank of America Corp.:
2.25% 4/21/20	682,000	680,243
2.6% 1/15/19	45,756,000	46,007,019
3.3% 1/11/23	1,820,000	1,857,958
3.5% 4/19/26	25,446,000	25,857,263
3.875% 8/1/25	28,293,000	29,656,795
3.95% 4/21/25	22,702,000	23,338,609
4.1% 7/24/23	35,172,000	37,274,761
4.2% 8/26/24	36,930,000	38,781,499
4.25% 10/22/26	24,664,000	25,876,216
5.65% 5/1/18	16,400,000	16,653,395
5.75% 12/1/17	32,792,000	32,792,000
5.875% 1/5/21	9,805,000	10,777,766
Barclays PLC:
2.75% 11/8/19	20,644,000	20,744,185
3.25% 1/12/21	24,010,000	24,312,694
4.375% 1/12/26	32,341,000	33,603,851
Citigroup, Inc.:
2.4% 2/18/20	81,119,000	81,068,162
2.75% 4/25/22	25,000,000	24,939,656
2.9% 12/8/21	20,972,000	21,091,326
4.05% 7/30/22	10,740,000	11,193,179
4.4% 6/10/25	52,520,000	55,161,012
5.5% 9/13/25	11,022,000	12,400,277
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,712,424
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	28,138,945
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,770,756
3.75% 3/26/25	26,750,000	27,318,933
3.8% 9/15/22	38,070,000	39,311,187
3.8% 6/9/23	42,579,000	43,998,731
Discover Bank:
4.2% 8/8/23	35,498,000	37,393,381
7% 4/15/20	9,043,000	9,905,175
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,593,401
8.25% 3/1/38	12,528,000	18,853,823
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,692,485
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,708,514
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,531,190
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,010,911
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	38,589,270
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,714,347
2.2% 10/22/19	22,906,000	22,913,662
2.35% 1/28/19	21,611,000	21,690,177
2.95% 10/1/26	27,458,000	26,817,287
3.25% 9/23/22	53,888,000	55,097,572
3.875% 9/10/24	52,753,000	54,944,743
4.125% 12/15/26	48,163,000	50,172,798
4.25% 10/15/20	40,500,000	42,503,639
4.35% 8/15/21	37,606,000	39,957,424
4.625% 5/10/21	10,326,000	11,029,537
4.95% 3/25/20	8,235,000	8,721,385
Rabobank Nederland 4.375% 8/4/25	39,970,000	42,090,409
Regions Bank 6.45% 6/26/37	40,184,000	50,233,738
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,305,185
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	45,157,492
5.125% 5/28/24	45,938,000	48,786,945
6% 12/19/23	30,612,000	33,861,078
6.1% 6/10/23	35,599,000	39,286,839
6.125% 12/15/22	71,538,000	78,865,516
Wachovia Corp. 5.75% 2/1/18	4,000,000	4,026,023
		1,615,772,788
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	30,926,530
4.25% 2/15/24	23,736,000	24,908,679
Credit Suisse AG 6% 2/15/18	27,227,000	27,449,703
Deutsche Bank AG:
4.25% 10/14/21	9,445,000	9,829,266
4.5% 4/1/25	67,755,000	68,730,856
Deutsche Bank AG London Branch 1.875% 2/13/18	51,007,000	51,010,296
Deutsche Bank AG New York Branch 3.3% 11/16/22	36,695,000	36,616,504
Goldman Sachs Group, Inc.:
2.6% 4/23/20	20,000,000	20,064,611
2.876% 10/31/22 (b)	158,668,000	158,418,780
3.272% 9/29/25 (b)	52,832,000	52,392,889
5.25% 7/27/21	17,979,000	19,549,802
6% 6/15/20	16,000,000	17,354,778
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,622,093
Lazard Group LLC 4.25% 11/14/20	20,221,000	21,177,531
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,155,132
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,850,592
3.25% 1/15/28 (a)	11,244,000	11,081,800
4.875% 2/15/24	10,558,000	11,593,000
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,604,650
2.8% 6/16/20	40,000,000	40,350,944
3.7% 10/23/24	18,925,000	19,535,744
3.75% 2/25/23	53,516,000	55,406,290
4.1% 5/22/23	20,000,000	20,883,186
4.875% 11/1/22	39,633,000	42,673,421
5% 11/24/25	6,349,000	6,936,770
5.625% 9/23/19	16,919,000	17,884,423
5.75% 1/25/21	26,624,000	29,142,691
7.3% 5/13/19	22,127,000	23,691,400
Thomson Reuters Corp. 3.85% 9/29/24	18,774,000	19,447,350
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	29,167,908
		917,457,619
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,306,199
4.5% 5/15/21	5,650,000	5,931,866
5% 10/1/21	8,475,000	9,062,917
Discover Financial Services:
3.75% 3/4/25	20,000,000	20,132,286
3.85% 11/21/22	38,277,000	39,424,650
3.95% 11/6/24	16,412,000	16,812,400
5.2% 4/27/22	16,852,000	18,221,678
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,371,882
2.875% 10/1/18	27,070,000	27,251,305
Hyundai Capital America 2.875% 8/9/18 (a)	12,509,000	12,549,698
Synchrony Financial:
3% 8/15/19	8,044,000	8,120,393
3.75% 8/15/21	12,146,000	12,466,882
4.25% 8/15/24	12,226,000	12,728,252
		220,380,408
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	35,631,396
3.85% 2/1/25	22,346,000	22,310,852
3.875% 8/15/22	17,670,000	18,143,387
4.125% 6/15/26	10,088,000	10,150,513
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	13,611,821
		99,847,969
Insurance - 1.9%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,048,150
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,793,639
3.3% 3/1/21	11,928,000	12,187,177
3.875% 1/15/35	29,736,000	29,073,529
4.875% 6/1/22	26,181,000	28,374,898
Aon Corp. 5% 9/30/20	5,687,000	6,084,694
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	11,133,000	11,049,503
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	30,220,090
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	24,875,728
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,075,900
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	35,596,022
MetLife, Inc.:
1.903% 12/15/17(b)	5,102,000	5,101,857
3.048% 12/15/22 (b)	21,302,000	21,627,293
4.75% 2/8/21	6,004,000	6,438,265
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	22,966,343
3% 1/10/23 (a)	15,204,000	15,360,945
Pacific LifeCorp 5.125% 1/30/43 (a)	30,812,000	34,280,700
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,562,097
5.375% 5/15/45 (b)	27,275,000	29,320,625
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,913,773
7.375% 6/15/19	3,820,000	4,114,046
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	33,361,194
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,136,735
4.125% 11/1/24 (a)	10,239,000	10,777,122
Unum Group:
3.875% 11/5/25	25,368,000	25,917,165
5.625% 9/15/20	18,528,000	20,021,614
5.75% 8/15/42	40,693,000	48,981,071
		501,260,175

TOTAL FINANCIALS		3,354,718,959

HEALTH CARE - 1.5%
Biotechnology - 0.3%
AbbVie, Inc.:
2.9% 11/6/22	25,191,000	25,185,256
4.5% 5/14/35	36,362,000	38,879,771
		64,065,027
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	6,576,000	6,605,792
Health Care Providers & Services - 0.1%
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,504,926
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,335,007
		32,839,933
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	4,078,000	4,087,876
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,410,023
3.45% 3/15/22	25,461,000	25,884,785
Allergan PLC 3.25% 10/1/22	15,000,000	15,091,147
Mylan N.V.:
2.5% 6/7/19	12,126,000	12,116,749
3.15% 6/15/21	24,804,000	24,941,106
3.95% 6/15/26	37,112,000	36,999,270
Perrigo Finance PLC:
3.5% 12/15/21	2,562,000	2,604,907
3.9% 12/15/24	19,061,000	19,406,959
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	48,924,487
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	15,939,418
2.8% 7/21/23	27,416,000	24,203,621
3.15% 10/1/26	14,782,000	12,329,507
Zoetis, Inc. 3.25% 2/1/23	33,171,000	33,722,702
		294,574,681

TOTAL HEALTH CARE		402,173,309

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	16,228,015
6.375% 6/1/19 (a)	9,485,000	10,039,374
		26,267,389
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	450,288	466,048
6.795% 8/2/18	18,412	18,711
6.9% 1/2/18	44,744	44,798
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	496,877	501,846
8.36% 1/20/19	1,184,750	1,186,231
		2,217,634
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,936,566
2.625% 9/4/18	24,956,000	25,038,899
3% 9/15/23	4,809,000	4,779,749
3.375% 6/1/21	12,831,000	13,124,679
3.75% 2/1/22	25,484,000	26,419,712
3.875% 4/1/21	17,429,000	18,122,914
4.25% 9/15/24	19,743,000	20,755,512
4.75% 3/1/20	19,421,000	20,387,278
		140,565,309
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,975,855

TOTAL INDUSTRIALS		172,026,187

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	4,946,000	4,961,818
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	3,138,000	3,207,210

TOTAL INFORMATION TECHNOLOGY		8,169,028

MATERIALS - 0.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,767,177
4.25% 11/15/20	6,609,000	6,922,564
		27,689,741
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,904,250
6.75% 10/19/75 (a)(b)	24,962,000	29,267,945
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,127,000	8,106,276
4.5% 8/1/47 (a)	6,415,000	6,696,747
Vale Overseas Ltd. 4.375% 1/11/22	22,000,000	22,845,900
		77,821,118

TOTAL MATERIALS		105,510,859

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,840,857
4.6% 4/1/22	7,545,000	8,017,709
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,531,108
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,817,291
Boston Properties, Inc. 3.85% 2/1/23	10,817,000	11,314,500
Camden Property Trust:
2.95% 12/15/22	12,066,000	12,104,818
4.25% 1/15/24	20,255,000	21,284,987
Corporate Office Properties LP 5% 7/1/25	16,542,000	17,672,635
DDR Corp.:
3.625% 2/1/25	14,393,000	13,959,782
3.9% 8/15/24	3,662,000	3,646,768
4.25% 2/1/26	9,452,000	9,465,162
4.625% 7/15/22	19,208,000	20,149,388
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,515,853
3.75% 12/1/24	9,068,000	9,331,328
3.875% 10/15/22	20,422,000	21,269,121
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,432,992
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,943,716
4.75% 7/15/20	31,427,000	33,200,703
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,277,277
Health Care REIT, Inc. 2.25% 3/15/18	10,222,000	10,236,464
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,006,524
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	30,326,318
4.5% 1/15/25	13,762,000	13,703,852
4.5% 4/1/27	73,646,000	72,037,655
4.75% 1/15/28	30,475,000	30,117,288
4.95% 4/1/24	7,519,000	7,851,547
5.25% 1/15/26	29,837,000	31,108,054
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,553,045
5% 12/15/23	4,225,000	4,419,568
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,690,781
WP Carey, Inc. 4% 2/1/25	30,215,000	30,330,205
		529,157,296
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	30,680,000	31,368,311
3.95% 11/15/27	17,688,000	17,500,022
4.1% 10/1/24	24,424,000	24,884,111
4.55% 10/1/29	23,929,000	24,427,039
4.95% 4/15/18	19,325,000	19,488,073
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,664,671
3.95% 7/1/22	17,850,000	18,675,722
4.75% 10/1/25	18,728,000	20,400,148
5.25% 3/15/21	10,656,000	11,477,728
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,869,033
3.75% 4/1/25	17,751,000	18,116,837
4.125% 6/15/22	11,558,000	12,185,458
4.4% 2/15/24	32,513,000	34,665,890
4.75% 10/1/20	17,245,000	18,175,324
Mack-Cali Realty LP:
3.15% 5/15/23	41,165,000	38,230,626
4.5% 4/18/22	7,126,000	7,153,851
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,627,531
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,545,092
3.75% 12/1/24	17,037,000	17,058,182
3.875% 12/1/23	10,722,000	10,825,332
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,379,929
3.5% 2/1/25	8,762,000	8,821,944
4.125% 1/15/26	8,443,000	8,774,234
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,583,788
4% 4/30/19	8,644,000	8,822,412
4.25% 3/1/22	5,600,000	5,878,800
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,075,915
		454,676,003

TOTAL REAL ESTATE		983,833,299

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,981,233
3% 6/30/22	20,000,000	19,969,437
3.4% 5/15/25	51,500,000	50,437,486
3.6% 2/17/23	59,546,000	60,903,295
5.875% 10/1/19	16,408,000	17,476,211
6.3% 1/15/38	40,737,000	47,599,774
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	248,428
Verizon Communications, Inc.:
2.625% 2/21/20	21,259,000	21,404,243
5.012% 8/21/54	41,944,000	42,299,321
5.5% 3/16/47	18,182,000	20,324,449
		298,643,877
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,456,178

TOTAL TELECOMMUNICATION SERVICES		315,100,055

UTILITIES - 2.4%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,104,005
2.95% 12/15/22	9,568,000	9,644,028
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,761,906
6.4% 9/15/20 (a)	34,900,000	38,326,245
Eversource Energy:
1.45% 5/1/18	7,067,000	7,056,667
2.8% 5/1/23	32,099,000	32,040,319
Exelon Corp. 2.85% 6/15/20	7,468,000	7,538,330
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	69,592,928
7.375% 11/15/31	30,718,000	40,940,541
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	23,150,880
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	42,612,981
3.7% 9/1/24 (a)	10,405,000	10,359,524
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,309,604
Nevada Power Co. 6.5% 5/15/18	15,159,000	15,476,647
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,806,832
PG&E Corp. 2.4% 3/1/19	3,334,000	3,338,086
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,814,308
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	42,688,387
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,743,120
		407,305,338
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,036,538
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,937,297
2.7% 6/15/21	5,862,000	5,861,166
3.55% 6/15/26	9,377,000	9,399,204
		21,197,667
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,017,109
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	66,502,000	62,511,880
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	7,991,000	7,911,090
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	13,991,787
5.95% 6/15/41	21,763,000	27,305,630
6.8% 1/15/19	1,039,000	1,090,833
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,377,783
6.5% 12/15/20	8,451,000	9,366,126
Sempra Energy 2.875% 10/1/22	9,886,000	9,903,588
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	13,102,000	12,584,864
		203,060,690

TOTAL UTILITIES		638,600,233

TOTAL NONCONVERTIBLE BONDS
(Cost $8,552,083,340)		8,852,981,887

U.S. Government and Government Agency Obligations - 36.3%
U.S. Treasury Inflation-Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$136,112,759	$131,626,770
0.875% 2/15/47	111,716,165	111,636,530
1% 2/15/46	84,791,938	87,204,748
1.375% 2/15/44	271,410,771	302,901,450
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	372,800,718	366,383,813
0.125% 7/15/26	234,450,116	226,729,769
0.25% 1/15/25	26,051,750	25,639,586
0.375% 7/15/25	342,348,262	340,197,950
0.375% 1/15/27	125,647,057	123,369,624
0.375% 7/15/27	68,612,000	67,482,889
0.625% 1/15/26	207,750,000	209,212,989

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,992,386,118

U.S. Treasury Obligations - 28.8%
U.S. Treasury Bonds:
3% 5/15/45	226,184,000	233,455,463
3% 11/15/45	197,310,000	203,560,720
3% 2/15/47	459,054,000	473,578,753
3% 5/15/47	207,840,000	214,416,186
U.S. Treasury Notes:
1% 5/15/18	96,174,000	95,993,674
1.25% 3/31/21	384,860,000	375,839,844
1.25% 10/31/21	890,411,000	863,663,891
1.375% 4/30/21	143,110,000	140,197,488
1.5% 5/15/20	253,710,000	251,539,590
1.75% 12/31/20	345,223,000	343,267,636
1.75% 6/30/22	511,054,000	502,689,482
1.875% 3/31/22	1,061,519,000	1,051,401,377
1.875% 7/31/22	225,905,000	223,319,447
1.875% 9/30/22	260,000,000	256,831,250
2% 12/31/21	766,143,000	763,868,513
2% 11/15/26	94,726,000	91,588,201
2.125% 7/31/24	458,189,000	453,141,764
2.125% 11/30/24	783,747,000	773,766,468
2.25% 10/31/24	175,271,000	174,565,808
2.375% 5/15/27	232,280,000	231,254,702

TOTAL U.S. TREASURY OBLIGATIONS		7,717,940,257

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,794,235,768)		9,710,326,375

U.S. Government Agency - Mortgage Securities - 20.5%
Fannie Mae - 10.5%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(c)	38,469	39,980
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (b)(c)	128,187	133,930
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (b)(c)	103,126	107,594
12 month U.S. LIBOR + 1.495% 3.081% 1/1/35 (b)(c)	204,697	210,676
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (b)(c)	36,117	37,747
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(c)	126,576	130,616
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(c)	55,475	58,242
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (b)(c)	264,022	276,362
12 month U.S. LIBOR + 1.617% 3.267% 3/1/33 (b)(c)	139,106	145,542
12 month U.S. LIBOR + 1.641% 3.368% 9/1/36 (b)(c)	106,430	109,974
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(c)	72,534	76,050
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (b)(c)	136,469	144,499
12 month U.S. LIBOR + 1.718% 3.45% 5/1/35 (b)(c)	340,582	357,874
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	2,014,664	2,100,130
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	348,867	367,547
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	588,912	623,947
12 month U.S. LIBOR + 1.745% 3.397% 7/1/35 (b)(c)	234,891	246,065
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (b)(c)	1,299,733	1,374,657
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (b)(c)	1,281,026	1,344,093
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(c)	1,779,259	1,850,985
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	559,419	587,398
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	290,160	308,159
12 month U.S. LIBOR + 1.812% 3.464% 12/1/40 (b)(c)	11,906,999	12,490,251
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (b)(c)	605,844	634,919
12 month U.S. LIBOR + 1.815% 3.565% 9/1/41 (b)(c)	430,500	447,961
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(c)	1,892,817	1,984,230
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	1,175,694	1,245,807
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (b)(c)	1,493,599	1,556,756
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(c)	972,150	1,010,043
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(c)	219,155	232,184
12 month U.S. LIBOR + 1.900% 3.718% 7/1/37 (b)(c)	98,871	103,017
12 month U.S. LIBOR + 1.932% 3.695% 9/1/36 (b)(c)	301,074	317,098
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (b)(c)	2,837	2,925
6 month U.S. LIBOR + 1.475% 2.892% 10/1/33 (b)(c)	37,441	38,565
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (b)(c)	387,479	399,967
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (b)(c)	1,692	1,754
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (b)(c)	21,484	22,151
6 month U.S. LIBOR + 1.535% 2.939% 12/1/34 (b)(c)	112,256	115,954
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (b)(c)	55,466	57,318
6 month U.S. LIBOR + 1.556% 3.014% 10/1/33 (b)(c)	43,109	44,657
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (b)(c)	59,891	61,983
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (b)(c)	8,111	8,472
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (b)(c)	56,460	59,418
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	102,667	108,489
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.14% 12/1/33 (b)(c)	1,194,481	1,252,066
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.181% 6/1/36 (b)(c)	453,381	479,803
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.471% 10/1/33 (b)(c)	198,723	210,077
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.452% 7/1/34 (b)(c)	343,704	362,540
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.308% 5/1/35 (b)(c)	91,004	96,346
2.5% 11/1/31 to 4/1/43	157,452,124	156,806,010
3% 11/1/23 to 3/1/47 (d)	941,008,117	947,891,880
3% 12/1/32 (d)	20,650,000	21,032,347
3% 12/1/47 (d)	18,700,000	18,643,634
3.5% 5/1/26 to 10/1/56	590,624,825	609,557,134
3.5% 12/1/47 (d)	54,100,000	55,455,340
3.5% 12/1/47 (d)	54,100,000	55,455,340
3.5% 12/1/47 (d)	40,450,000	41,463,374
3.5% 12/1/47 (d)	40,450,000	41,463,374
4% 9/1/24 to 10/1/47	437,480,795	459,981,829
4% 12/1/47 (d)	47,600,000	49,728,667
4.5% 4/1/21 to 8/1/56	146,803,094	157,295,019
5% 3/1/18 to 8/1/56	57,977,968	63,376,693
5.255% 8/1/41	3,238,112	3,510,547
5.5% 1/1/18 to 6/1/40	11,211,712	12,387,781
6% 7/1/19 to 1/1/42	25,338,049	28,609,727
6.309% 2/1/39	4,824,133	5,263,476
6.5% 1/1/18 to 8/1/39	37,190,088	42,092,450
7% 9/1/18 to 7/1/37	2,660,711	3,045,192
7.5% 11/1/22 to 2/1/32	1,220,415	1,407,305
8% 7/1/29 to 3/1/37	30,029	35,955
8.5% 12/1/19 to 9/1/25	1,953	2,166
9.5% 6/1/18 to 2/1/25	6,566	6,774
10.5% 8/1/20	406	413

TOTAL FANNIE MAE		2,808,489,245

Freddie Mac - 5.5%
12 month U.S. LIBOR + 1.325% 2.938% 1/1/36 (b)(c)	113,415	117,252
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(c)	36,034	37,296
12 month U.S. LIBOR + 1.375% 2.996% 3/1/36 (b)(c)	385,719	400,777
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (b)(c)	303,830	312,637
12 month U.S. LIBOR + 1.515% 3.099% 11/1/35 (b)(c)	173,627	181,271
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (b)(c)	1,622,958	1,716,577
12 month U.S. LIBOR + 1.750% 3.411% 12/1/40 (b)(c)	7,118,871	7,391,234
12 month U.S. LIBOR + 1.754% 3.111% 9/1/41 (b)(c)	2,227,136	2,303,351
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(c)	79,117	83,701
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (b)(c)	177,841	188,070
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (b)(c)	1,149,475	1,201,050
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (b)(c)	1,021,891	1,075,602
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (b)(c)	1,205,674	1,277,418
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (b)(c)	1,232,046	1,285,199
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(c)	1,120,694	1,190,214
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (b)(c)	1,496,945	1,564,025
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (b)(c)	1,365,534	1,427,007
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (b)(c)	45,133	47,830
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (b)(c)	242,348	256,203
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(c)	125,426	133,207
12 month U.S. LIBOR + 2.160% 3.66% 11/1/35 (b)(c)	93,273	98,757
12 month U.S. LIBOR + 2.197% 3.772% 3/1/33 (b)(c)	6,575	6,953
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (b)(c)	244,532	259,701
6 month U.S. LIBOR + 1.125% 2.549% 8/1/37 (b)(c)	74,422	75,748
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(c)	98,546	101,336
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (b)(c)	151,762	157,004
6 month U.S. LIBOR + 1.647% 3.04% 2/1/37 (b)(c)	301,279	313,714
6 month U.S. LIBOR + 1.655% 3.112% 4/1/35 (b)(c)	213,998	222,421
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(c)	61,882	64,509
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(c)	115,120	120,276
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(c)	57,338	59,577
6 month U.S. LIBOR + 1.932% 3.275% 10/1/36 (b)(c)	430,102	443,670
6 month U.S. LIBOR + 1.976% 3.39% 10/1/35 (b)(c)	258,845	271,612
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (b)(c)	52,139	55,024
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(c)	158,793	164,672
6 month U.S. LIBOR + 2.066% 3.454% 6/1/37 (b)(c)	86,413	91,311
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (b)(c)	197,091	209,317
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.904% 6/1/33 (b)(c)	361,070	375,927
U.S. TREASURY 1 YEAR INDEX + 2.248% 2.972% 1/1/35 (b)(c)	21,144	22,254
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.215% 6/1/33 (b)(c)	872,942	920,240
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.243% 3/1/35 (b)(c)	1,590,189	1,675,566
2.5% 7/1/31	8,717,938	8,722,365
3% 10/1/28 to 12/1/47	469,706,897	471,591,118
3.5% 6/1/27 to 9/1/46 (e)(f)(g)	514,136,791	530,804,612
3.5% 8/1/47	14,654,145	15,033,861
4% 6/1/33 to 6/1/47	272,209,149	286,443,450
4.5% 6/1/25 to 7/1/44	51,129,052	54,878,263
5% 3/1/19 to 7/1/41	40,891,081	44,723,817
5.5% 12/1/17 to 4/1/41	8,853,667	9,787,837
6% 2/1/19 to 12/1/37	4,233,387	4,752,259
6.5% 5/1/18 to 9/1/39	6,754,690	7,673,548
7% 6/1/21 to 9/1/36	2,357,119	2,712,138
7.5% 1/1/27 to 1/1/33	57,688	66,996
8% 7/1/24 to 1/1/37	73,603	86,839
8.5% 9/1/19 to 1/1/28	69,025	79,216
9% 10/1/20	38	40
9.5% 5/1/21 to 7/1/21	226	239
10% 2/1/20 to 11/1/20	101	105
11% 7/1/19 to 9/1/20	28	29

TOTAL FREDDIE MAC		1,465,256,242

Ginnie Mae - 4.5%
3% 4/15/42 to 10/20/47 (e)	499,181,469	503,643,259
3.5% 11/15/40 to 7/20/46	307,325,767	319,122,003
4% 2/15/39 to 1/15/47	182,825,981	192,951,241
4.5% 6/20/33 to 8/15/41	93,405,229	100,346,186
5.5% 6/15/33 to 9/15/39	4,037,796	4,535,548
6% 10/15/30 to 5/15/40	7,019,471	8,108,609
7% 10/15/22 to 3/15/33	3,277,842	3,811,586
7.5% 8/15/21 to 9/15/31	1,052,531	1,200,515
8% 11/15/21 to 11/15/29	332,833	376,081
8.5% 10/15/21 to 1/15/31	68,861	80,003
9% 9/15/19 to 1/15/23	1,650	1,756
9.5% 12/15/20 to 2/15/25	653	700
3.5% 12/1/47 (d)	26,500,000	27,396,445
5% 12/15/32 to 9/15/41	41,824,356	46,060,508
6.5% 3/20/31 to 11/15/37	716,480	823,143
11% 7/20/19 to 9/20/19	731	763

TOTAL GINNIE MAE		1,208,458,346

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,519,052,130)		5,482,203,833

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	$562,768	$560,811
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	169,698	170,982
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7503% 6/15/32 (a)(b)(c)(h)	2,746,400	1,631,790
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (b)(c)	27,220	26,586
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	73,246	67,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	40,480	38,682
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (b)(c)	352,936	355,284
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	985,190	987,260
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	878,888	337,345
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	1,127,060	1,079,236
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (b)(c)	15,940	6,526
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.3629% 2/25/35 (b)(c)	872,630	876,973
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	44,112,250	45,909,471
Class AA, 2.487% 12/16/41 (a)	10,513,500	10,439,593
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	23,008,339	23,004,787
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	1,471,000	1,240,064
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	42,219	39,930
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	65,027	65,158
Series 2004-7 Class AF5, 5.868% 1/25/35	2,790,593	2,826,811
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (b)(c)	27,804	27,011
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	16,988,000	17,122,205
Class A2II, 4.03% 11/20/47 (a)	24,326,000	24,499,931
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	31,732	30,580
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (b)(c)	114,269	110,556
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (b)(c)	2,091	1,856
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (b)(c)	801,000	793,116
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	282,636	226,577
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	1,050,092	1,002,874
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (a)(b)(c)	378,063	366,488
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (a)(b)(c)	136,683	128,277
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (a)(b)(c)	226,719	210,961
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (a)(b)(c)	86,186	78,933
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	134,399	11,339
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	177,220	179,225
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (b)(c)	274,049	270,501
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	1,215,878	847,539
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	2,867,000	2,107,259
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (b)(c)	228,334	48,272
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	74,225	70,030
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	111,180	109,456
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	2,286	1,408
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	929,923	902,139
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	48,462	46,958
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	82,522	81,335
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	94,083	4,068
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (a)(b)(c)	3,908,000	3,938,457
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.5675% 9/27/66 (a)(b)(c)	25,093,910	25,094,138
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (b)(c)	1,164,000	1,154,675
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	380,570	383,459
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	558,000	445,959
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (b)(c)	1,245,000	1,247,795
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	4,173	3,846
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (b)(c)	380,648	376,313
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	98,020	97,960
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (b)(c)	17,872	17,542
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	115,176	110,153
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (a)(b)(c)(h)	2,300,000	1,230,500
TOTAL ASSET-BACKED SECURITIES
(Cost $162,212,014)		173,044,930

Collateralized Mortgage Obligations - 2.5%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.8886% 1/25/35 (b)(c)	381,640	383,235
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (b)	129,804	131,120
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (b)	324,559	313,497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	285,139	279,395
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (b)(c)	347,489	343,558
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	171,091	121,256
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (a)(b)(c)	159,831	90,574
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	14,545	14,370
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (b)	23,870	23,869

TOTAL PRIVATE SPONSOR		1,700,874

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.1275% 2/25/32 (b)(c)	46,613	47,356
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2827% 3/18/32 (b)(c)	82,281	83,923
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.3275% 4/25/32 (b)(c)	100,655	102,754
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.3275% 10/25/32 (b)(c)	132,545	135,232
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.0775% 1/25/32 (b)(c)	48,030	48,763
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.7275% 1/25/18 (b)(c)	399	400
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.7725% 12/25/33 (b)(i)(j)	1,577,794	363,052
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.3525% 11/25/36 (b)(i)(j)	1,175,772	207,124
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	54,255	57,271
Series 1993-207 Class H, 6.5% 11/25/23	778,315	841,995
Series 1996-28 Class PK, 6.5% 7/25/25	252,507	273,960
Series 1999-17 Class PG, 6% 4/25/29	730,705	798,173
Series 1999-32 Class PL, 6% 7/25/29	694,649	759,728
Series 1999-33 Class PK, 6% 7/25/29	495,072	542,165
Series 2001-52 Class YZ, 6.5% 10/25/31	60,656	68,950
Series 2003-28 Class KG, 5.5% 4/25/23	446,325	471,037
Series 2005-102 Class CO 11/25/35 (k)	389,772	347,215
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.0985% 8/25/35 (b)(j)	133,376	162,167
Series 2005-81 Class PC, 5.5% 9/25/35	940,328	1,017,679
Series 2006-12 Class BO 10/25/35 (k)	1,747,901	1,559,790
Series 2006-37 Class OW 5/25/36 (k)	164,781	143,764
Series 2006-45 Class OP 6/25/36 (k)	529,519	463,089
Series 2006-62 Class KP 4/25/36 (k)	859,758	751,282
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	151,881	173,602
Series 1999-25 Class Z, 6% 6/25/29	542,440	602,392
Series 2001-20 Class Z, 6% 5/25/31	777,947	843,117
Series 2001-31 Class ZC, 6.5% 7/25/31	395,659	446,329
Series 2002-16 Class ZD, 6.5% 4/25/32	212,694	241,884
Series 2002-74 Class SV, 7.550%- 1 month U.S. LIBOR 6.2225% 11/25/32 (b)(i)(j)	1,013,174	154,138
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,245,277
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	2,505,950	262,573
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.3125% 12/25/36 (b)(i)(j)	760,626	152,737
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.1125% 5/25/37 (b)(i)(j)	441,438	76,647
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.0449% 9/25/23 (b)(j)	33,055	40,321
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.7725% 3/25/33 (b)(i)(j)	106,470	20,680
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.1725% 5/25/18 (b)(i)(j)	5,306	55
Series 2005-72 Class ZC, 5.5% 8/25/35	5,715,798	6,172,349
Series 2005-79 Class ZC, 5.9% 9/25/35	1,834,674	2,080,556
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 32.655% 6/25/37 (b)(j)	376,029	726,767
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (b)(j)	567,604	1,085,762
Class SB, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (b)(j)	236,710	409,150
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.0225% 3/25/38 (b)(i)(j)	3,015,586	481,651
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.9225% 3/25/24 (b)(i)(j)	363	3
Series 2009-76 Class MI, 5.5% 9/25/24 (i)	24,769	649
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	176,534	7,007
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	252,422	9,516
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.0325% 6/25/21 (b)(i)(j)	151,805	4,324
Series 2010-12 Class AI, 5% 12/25/18 (i)	181,893	1,611
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.7225% 12/25/40 (b)(i)(j)	2,837,616	431,058
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	2,586,724	282,574
Series 2010-150 Class ZC, 4.75% 1/25/41	6,663,827	7,319,870
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	116,425	3,223
Series 2010-23:
Class AI, 5% 12/25/18 (i)	43,765	424
Class HI, 4.5% 10/25/18 (i)	76,690	979
Series 2010-29 Class LI, 4.5% 6/25/19 (i)	181,626	1,937
Series 2010-95 Class ZC, 5% 9/25/40	13,835,915	15,285,908
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	685,596	37,425
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.2825% 4/25/41 (b)(i)(j)	4,404,829	612,992
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.2225% 11/25/41 (b)(i)(j)	4,294,946	708,954
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.2725% 8/25/39 (b)(i)(j)	3,767,121	467,293
Series 2011-39 Class ZA, 6% 11/25/32	2,016,594	2,255,319
Series 2011-4 Class PZ, 5% 2/25/41	2,677,386	3,014,581
Series 2011-67 Class AI, 4% 7/25/26 (i)	803,092	75,392
Series 2011-83 Class DI, 6% 9/25/26 (i)	1,089,656	102,850
Series 2012-100 Class WI, 3% 9/25/27 (i)	6,851,984	641,964
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.3225% 12/25/30 (b)(i)(j)	2,491,510	307,748
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.1225% 5/25/42 (b)(i)(j)	8,904,174	1,654,379
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.2225% 6/25/41 (b)(i)(j)	3,325,326	448,694
Series 2013-133 Class IB, 3% 4/25/32 (i)	4,716,833	426,969
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.7225% 1/25/44 (b)(i)(j)	2,117,587	335,352
Series 2013-51 Class GI, 3% 10/25/32(i)	6,071,064	600,820
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.3925% 6/25/35 (b)(i)(j)	2,414,615	428,785
Series 2015-42:
Class IL, 6% 6/25/45 (i)	8,835,617	2,077,125
Class LS, 6.200% - 1 month U.S. LIBOR 4.8725% 6/25/45 (b)(i)(j)	9,327,011	1,427,980
Series 2015-70 Class JC, 3% 10/25/45	12,778,809	12,925,298
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.7725% 5/25/39 (b)(i)(j)	17,957,033	2,922,421
Series 2017-30 Class AI, 5.5% 5/25/47	4,559,766	1,036,617
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (i)	4,589	32
Class 5, 5.5% 7/25/33 (i)	428,237	85,060
Series 343 Class 16, 5.5% 5/25/34 (i)	368,640	65,960
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	264,034	61,157
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	169,732	29,444
Class 13, 6% 3/25/34 (i)	231,222	45,589
Series 359 Class 19, 6% 7/25/35 (b)(i)	149,095	28,148
Series 384 Class 6, 5% 7/25/37 (i)	1,863,129	343,500
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0503% 1/15/32 (b)(c)	36,353	36,926
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1503% 3/15/32 (b)(c)	50,781	51,717
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2503% 3/15/32 (b)(c)	57,708	58,854
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1503% 6/15/31 (b)(c)	97,323	99,006
Class FG, 1 month U.S. LIBOR + 0.900% 2.1503% 3/15/32 (b)(c)	30,472	31,013
Series 3346 Class FA, 1 month U.S. LIBOR + 0.230% 1.4803% 2/15/19 (b)(c)	9,038	9,038
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.5003% 5/15/37 (b)(c)	2,189,845	2,187,081
planned amortization class:
Series 2006-15 Class OP 3/25/36 (k)	1,553,693	1,357,537
Series 2095 Class PE, 6% 11/15/28	805,257	882,526
Series 2101 Class PD, 6% 11/15/28	73,322	77,925
Series 2121 Class MG, 6% 2/15/29	331,117	362,872
Series 2131 Class BG, 6% 3/15/29	2,268,574	2,490,569
Series 2137 Class PG, 6% 3/15/29	358,481	388,995
Series 2154 Class PT, 6% 5/15/29	581,044	638,287
Series 2162 Class PH, 6% 6/15/29	134,726	145,383
Series 2520 Class BE, 6% 11/15/32	730,435	780,241
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3497% 3/15/23 (b)(i)(j)	37,179	2,843
Series 2693 Class MD, 5.5% 10/15/33	2,023,638	2,237,604
Series 2802 Class OB, 6% 5/15/34	1,285,452	1,390,262
Series 2937 Class KC, 4.5% 2/15/20	697,147	705,066
Series 2962 Class BE, 4.5% 4/15/20	1,010,815	1,030,695
Series 3002 Class NE, 5% 7/15/35	2,047,021	2,200,892
Series 3110 Class OP 9/15/35 (k)	979,335	898,380
Series 3119 Class PO 2/15/36 (k)	1,791,366	1,560,681
Series 3121 Class KO 3/15/36 (k)	316,032	277,607
Series 3123 Class LO 3/15/36 (k)	1,008,273	881,432
Series 3145 Class GO 4/15/36 (k)	946,601	827,651
Series 3189 Class PD, 6% 7/15/36	1,897,102	2,138,997
Series 3225 Class EO 10/15/36 (k)	565,993	495,183
Series 3258 Class PM, 5.5% 12/15/36	940,731	1,023,288
Series 3415 Class PC, 5% 12/15/37	729,867	786,506
Series 3786 Class HI, 4% 3/15/38 (i)	2,414,593	189,517
Series 3806 Class UP, 4.5% 2/15/41	5,569,258	5,867,482
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,763,795
sequential payer:
Series 2135 Class JE, 6% 3/15/29	164,388	180,556
Series 2274 Class ZM, 6.5% 1/15/31	186,588	210,172
Series 2281 Class ZB, 6% 3/15/30	448,054	475,249
Series 2303 Class ZV, 6% 4/15/31	190,681	209,812
Series 2357 Class ZB, 6.5% 9/15/31	1,372,740	1,565,988
Series 2502 Class ZC, 6% 9/15/32	381,990	409,823
Series 2519 Class ZD, 5.5% 11/15/32	629,052	667,424
Series 2546 Class MJ, 5.5% 3/15/23	275,298	286,524
Series 2601 Class TB, 5.5% 4/15/23	130,503	137,969
Series 2998 Class LY, 5.5% 7/15/25	401,892	428,710
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	6,045,096
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3497% 2/15/36 (b)(i)(j)	676,319	128,970
Series 2013-4281 Class AI, 4% 12/15/28 (i)	8,186,516	709,000
Series 2017-4683 Class LM, 3% 5/15/47	10,901,880	11,026,369
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.6732% 8/15/24 (b)(j)	15,572	21,616
Class SD, 86.400% - 1 month U.S. LIBOR 70.1964% 8/15/24 (b)(j)	22,909	40,768
Series 2933 Class ZM, 5.75% 2/15/35	3,855,237	4,413,541
Series 2935 Class ZK, 5.5% 2/15/35	7,566,842	8,410,471
Series 2947 Class XZ, 6% 3/15/35	2,529,642	2,772,825
Series 2996 Class ZD, 5.5% 6/15/35	2,985,558	3,381,633
Series 3055 Class CS, 6.590%- 1 month U.S. LIBOR 5.3397% 10/15/35 (b)(i)(j)	931,062	172,862
Series 3237 Class C, 5.5% 11/15/36	4,459,822	4,984,804
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4097% 11/15/36 (b)(i)(j)	2,273,160	418,937
Series 3284 Class CI, 6.120%- 1 month U.S. LIBOR 4.8697% 3/15/37 (b)(i)(j)	5,228,275	881,957
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.4997% 3/15/37 (b)(i)(j)	3,289,493	641,361
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5097% 4/15/37 (b)(i)(j)	5,015,859	1,006,752
Series 3336 Class LI, 6.580%- 1 month U.S. LIBOR 5.3297% 6/15/37 (b)(i)(j)	1,576,285	259,182
Series 3772 Class BI, 4.5% 10/15/18 (i)	273,618	3,119
Series 3949 Class MK, 4.5% 10/15/34	1,466,410	1,552,620
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.6997% 9/15/41 (b)(i)(j)	3,988,675	586,289
Series 4055 Class BI, 3.5% 5/15/31 (i)	4,346,967	442,365
Series 4149 Class IO, 3% 1/15/33 (i)	2,608,614	329,284
Series 4314 Class AI, 5% 3/15/34 (i)	1,603,180	173,381
Series 4427 Class LI, 3.5% 2/15/34 (i)	7,415,708	904,504
Series 4471 Class PA 4% 12/15/40	16,550,317	17,132,746
target amortization class Series 2156 Class TC, 6.25% 5/15/29	449,649	478,473
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1503% 2/15/24 (b)(c)	177,058	178,969
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	286,632	314,345
Series 2056 Class Z, 6% 5/15/28	654,280	716,609
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	14,399,701	15,152,714
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4265% 6/16/37 (b)(i)(j)	986,181	192,858
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.79% 3/20/60 (b)(c)(l)	12,528,518	12,532,907
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 7/20/60 (b)(c)(l)	1,435,576	1,426,180
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5333% 9/20/60 (b)(c)(l)	1,742,077	1,729,658
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5333% 8/20/60 (b)(c)(l)	1,953,552	1,939,571
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6133% 12/20/60 (b)(c)(l)	3,497,261	3,479,842
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 12/20/60 (b)(c)(l)	5,451,834	5,446,372
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 2/20/61 (b)(c)(l)	10,839,392	10,829,077
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7233% 2/20/61 (b)(c)(l)	14,210,466	14,193,280
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 4/20/61 (b)(c)(l)	4,854,421	4,849,569
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (b)(c)(l)	6,652,117	6,644,985
Class FC, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (b)(c)(l)	5,263,548	5,258,072
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7633% 6/20/61 (b)(c)(l)	6,768,420	6,767,160
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 10/20/61 (b)(c)(l)	7,678,127	7,691,586
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 11/20/61 (b)(c)(l)	6,554,962	6,586,305
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 1/20/62 (b)(c)(l)	4,301,941	4,322,163
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 1/20/62 (b)(c)(l)	6,305,037	6,321,961
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 3/20/62 (b)(c)(l)	3,930,117	3,939,953
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (b)(c)(l)	3,643,720	3,650,466
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7533% 10/20/62 (b)(c)(l)	1,062,672	1,062,181
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7633% 7/20/60 (b)(c)(l)	10,802,260	10,822,912
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5933% 3/20/63 (b)(c)(l)	1,261,993	1,254,867
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 1/20/64 (b)(c)(l)	6,232,930	6,244,395
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8333% 12/20/63 (b)(c)(l)	16,535,503	16,570,844
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7333% 6/20/64 (b)(c)(l)	5,207,709	5,202,174
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.5333% 3/20/65 (b)(c)(l)	10,701,606	10,699,892
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5133% 5/20/63 (b)(c)(l)	8,041,097	8,038,432
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4333% 4/20/63 (b)(c)(l)	11,814,002	11,802,464
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	819,088	912,393
Series 1997-8 Class PE, 7.5% 5/16/27	346,808	399,987
Series 2010-158 Class MS, 10.000%- 1 month U.S. LIBOR 7.4347% 12/20/40 (b)(j)	6,361,000	7,122,221
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	1,734,054	205,990
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,155,347	3,430,857
Series 2010-160 Class DY, 4% 12/20/40	19,145,543	20,173,668
Series 2010-170 Class B, 4% 12/20/40	4,317,283	4,549,185
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	22,577,253	22,418,135
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8833% 11/20/65 (b)(c)(l)	23,259,365	23,329,012
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2365% 5/16/34 (b)(i)(j)	549,379	93,790
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9365% 8/17/34 (b)(i)(j)	648,875	135,284
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.619% 6/16/37 (b)(j)	39,592	69,978
Series 2010-116 Class QB, 4% 9/16/40	4,760,764	5,008,997
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.6865% 2/16/40 (b)(i)(j)	3,918,983	569,605
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 5/20/60 (b)(c)(l)	4,501,627	4,472,733
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8173% 7/20/41 (b)(i)(j)	1,942,014	304,413
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4365% 6/16/42 (b)(i)(j)	2,007,681	358,893
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.9564% 4/20/39 (b)(j)	5,383,693	5,598,520
Class ST, 8.800% - 1 month U.S. LIBOR 7.0898% 8/20/39 (b)(j)	13,694,355	14,463,159
Series 2013-149 Class MA, 2.5% 5/20/40	23,117,520	22,965,067
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	50,382,054	50,522,575
Series 2015-H17:
Class GZ, 4.4182% 5/20/65 (b)(l)	1,774,379	1,856,135
Class HA, 2.5% 5/20/65 (l)	41,480,608	41,598,086
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)	1,190,981	1,194,046
Class JA, 2.5% 6/20/65 (l)	26,928,537	27,002,448
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (b)(c)(l)	30,099,240	30,185,504

TOTAL U.S. GOVERNMENT AGENCY		680,150,234

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $687,499,092)		681,851,108

Commercial Mortgage Securities - 1.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(i)	45,823	417
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (a)(b)(c)	11,180	11,041
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	452,314	423,636
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (a)(b)(c)	13,687	10,648
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	145,851	135,664
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (a)(b)(c)	29,522	27,229
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (a)(b)(c)	63,964	58,471
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (a)(b)(c)	23,898	21,376
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (a)(b)(c)	23,898	18,158
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (a)(b)(c)	25,304	19,356
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (a)(b)(c)	13,309	10,705
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	300,067	278,977
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	656,737	627,313
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	615,262	582,829
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	188,521	152,545
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (a)(b)(c)	98,373	79,773
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (a)(b)(c)	79,617	58,917
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	271,849	253,566
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	108,099	100,711
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	115,240	106,817
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	185,911	159,705
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	326,268	271,671
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	108,964	83,847
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(h)(i)	7,548,356	1
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (a)(b)(c)	4,988,000	4,987,992
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (a)(b)(c)	4,859,000	4,859,005
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (a)(b)(c)	7,352,000	7,356,613
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	58,787,412	58,160,327
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (b)(c)	14,700,000	14,699,999
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (b)(c)	29,400,000	29,399,997
sequential payer Series K069 Class A1, 2.892% 6/25/27	15,600,000	15,792,002
Series 2017-K727 Class A2, 2.946% 7/25/24	26,783,000	27,238,295
Series 2017-K728 Class A2, 3.121% 8/25/24 (b)	17,000,000	17,408,605
Series K068 Class A1, 2.952% 2/25/27	7,284,557	7,400,738
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	25,600,000	25,914,010
Class CFX, 3.3822% 12/15/34 (a)(b)	21,481,000	21,659,844
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,314,704
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	103,732	103,676
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	25,328,000	25,224,971
Class B, 4.181% 11/15/34 (a)	8,939,000	8,960,564
Class C, 5.205% 11/15/34 (a)	6,271,000	6,367,116
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $295,641,306)		297,341,831

Municipal Securities - 1.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,789,163
7.5% 4/1/34	18,570,000	27,222,134
7.6% 11/1/40	39,105,000	61,794,503
7.625% 3/1/40	9,470,000	14,641,472
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,194,133
Series 2010 C1, 7.781% 1/1/35	28,545,000	34,066,174
Series 2012 B, 5.432% 1/1/42	7,305,000	7,115,581
Series 2014 B, 6.314% 1/1/44	8,605,000	9,217,246
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,568,000	5,615,996
4.95% 6/1/23	21,305,000	22,198,106
5.1% 6/1/33	93,565,000	92,984,897
Series 2010-1, 6.63% 2/1/35	21,560,000	23,900,554
Series 2010-3:
5.547% 4/1/19	655,000	674,467
6.725% 4/1/35	31,715,000	35,069,813
7.35% 7/1/35	14,750,000	17,090,678
Series 2011:
5.665% 3/1/18	26,580,000	26,805,133
5.877% 3/1/19	70,360,000	72,799,381
Series 2013:
2.69% 12/1/17	6,955,000	6,955,000
3.14% 12/1/18	7,215,000	7,227,554
TOTAL MUNICIPAL SECURITIES
(Cost $450,794,885)		477,361,985

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:		$
4.25% 1/7/25	26,790,000	27,111,480
5.625% 1/7/41	27,107,000	27,622,033
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,807,135)		54,733,513

Bank Notes - 1.0%
Capital One NA:
1.65% 2/5/18	$25,752,000	$25,740,927
2.95% 7/23/21	31,087,000	31,290,086
Discover Bank:
(Delaware) 3.2% 8/9/21	37,401,000	37,998,450
3.1% 6/4/20	34,762,000	35,218,680
8.7% 11/18/19	3,837,000	4,247,667
KeyBank NA:
1.65% 2/1/18	16,646,000	16,646,025
6.95% 2/1/28	3,200,000	4,005,987
RBS Citizens NA 2.5% 3/14/19	13,902,000	13,947,280
Regions Bank 7.5% 5/15/18	55,802,000	57,149,039
UBS AG Stamford Branch 1.8% 3/26/18	39,521,000	39,536,388
TOTAL BANK NOTES
(Cost $262,657,930)		265,780,529
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.13% (m)
(Cost $973,099,295)	972,932,505	973,127,092
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $26,750,082,895)		26,968,753,083
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(185,404,309)
NET ASSETS - 100%		$26,783,348,774

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/47	$(35,600,000)	$(35,492,694)
3% 12/1/47	(18,900,000)	(18,843,032)
3% 12/1/47	(4,800,000)	(4,785,532)

TOTAL FANNIE MAE		(59,121,258)

Freddie Mac
3% 12/1/47	(150,000,000)	(149,559,585)
TOTAL TBA SALE COMMITMENTS
(Proceeds $209,171,884)		$(208,680,843)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	95	March 2018	$15,663,125	$(120,338)	$(120,338)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,235	March 2018	153,197,891	827,172	827,172
CBOT 2-Year U.S. Treasury Note Contracts (United States)	331	March 2018	70,968,469	51,073	51,073
CBOT Long Term U.S. Treasury Bond Contracts (United States)	181	March 2018	27,461,094	146,673	146,673

TOTAL SOLD					1,024,918

TOTAL FUTURES CONTRACTS					$904,580

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Dec. 2027	$12,900,000	$250,720	$0	$250,720

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,044,659,317 or 3.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,860,016.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $764,836.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $303,896.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,521,952
Total	$3,521,952

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,852,981,887	$--	$8,852,981,887	$--
U.S. Government and Government Agency Obligations	9,710,326,375	--	9,710,326,375	--
U.S. Government Agency - Mortgage Securities	5,482,203,833	--	5,482,203,833	--
Asset-Backed Securities	173,044,930	--	170,182,640	2,862,290
Collateralized Mortgage Obligations	681,851,108	--	681,851,108	--
Commercial Mortgage Securities	297,341,831	--	297,341,830	1
Municipal Securities	477,361,985	--	477,361,985	--
Foreign Government and Government Agency Obligations	54,733,513	--	54,733,513	--
Bank Notes	265,780,529	--	265,780,529	--
Money Market Funds	973,127,092	973,127,092	--	--
Total Investments in Securities:	$26,968,753,083	$973,127,092	$25,992,763,700	$2,862,291
Derivative Instruments:
Assets
Futures Contracts	$1,024,918	$1,024,918	$--	$--
Swaps	250,720	--	250,720	--
Total Assets	$1,275,638	$1,024,918	$250,720	$--
Liabilities
Futures Contracts	$(120,338)	$(120,338)	$--	$--
Total Liabilities	$(120,338)	$(120,338)	$--	$--
Total Derivative Instruments:	$1,155,300	$904,580	$250,720	$--
Other Financial Instruments:
TBA Sale Commitments	$(208,680,843)	$--	$(208,680,843)	$--
Total Other Financial Instruments:	$(208,680,843)	$--	$(208,680,843)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

November 30, 2017

CBD-QTLY-0118
1.907010.107

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 1.3%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,211,684
General Motors Co. 5% 4/1/35	2,537,000	2,639,157
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,871,057
		14,721,898
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	493,357
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	7,051,132
		7,544,489
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.:
3.7% 1/30/26	527,000	547,768
4.875% 12/9/45	7,437,000	8,418,802
Wyndham Worldwide Corp. 4.15% 4/1/24	5,200,000	5,224,328
		14,190,898
Household Durables - 1.5%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,580,880
3.75% 3/1/19	4,500,000	4,557,876
4% 2/15/20	5,000,000	5,146,945
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,958,438
		17,244,139
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	2,112,000	2,102,562
4.25% 8/22/57 (a)	1,824,000	1,915,670
4.8% 12/5/34	5,101,000	5,880,805
		9,899,037
Media - 2.3%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	785,426
4.5% 2/15/21	1,621,000	1,713,425
6.9% 8/15/39	300,000	399,181
7.75% 12/1/45	111,000	163,572
CBS Corp. 2.3% 8/15/19	3,480,000	3,483,414
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	5,256,160
Comcast Corp.:
3.999% 11/1/49 (a)	1,587,000	1,577,632
4.65% 7/15/42	2,200,000	2,400,670
Historic Tw, Inc. 6.625% 5/15/29	1,460,000	1,799,904
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	649,276
5.875% 11/15/40	1,648,000	1,772,800
6.55% 5/1/37	1,329,000	1,521,585
6.75% 7/1/18	700,000	718,267
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,993,883
6.2% 3/15/40	1,700,000	2,016,563
		27,251,758
Specialty Retail - 0.8%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,722
Home Depot, Inc. 5.95% 4/1/41	941,000	1,242,650
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,708,728
		9,213,100
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors U.S.A., Inc. 4% 11/1/24 (a)	4,585,000	4,606,085

TOTAL CONSUMER DISCRETIONARY		104,671,404

CONSUMER STAPLES - 5.9%
Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	11,973,483
3.3% 2/1/23	2,385,000	2,445,336
4.7% 2/1/36	2,258,000	2,500,028
4.9% 2/1/46	2,583,000	2,910,859
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,072,420
4.25% 5/1/23	3,315,000	3,517,297
Heineken NV 4% 10/1/42 (a)	96,000	96,639
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,099,004
		32,615,066
Food Products - 0.8%
H.J. Heinz Co. 4.375% 6/1/46	2,600,000	2,506,447
McCormick & Co., Inc. 3.15% 8/15/24	5,856,000	5,878,353
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,647,821
		10,032,621
Tobacco - 2.3%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,885,842
Bat Capital Corp. 3.222% 8/15/24 (a)	6,050,000	6,029,846
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,730,555
4.25% 7/21/25 (a)	1,134,000	1,185,477
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,200,457
Reynolds American, Inc.:
3.25% 6/12/20	235,000	239,257
4% 6/12/22	366,000	381,858
4.45% 6/12/25	585,000	624,418
5.7% 8/15/35	304,000	357,637
5.85% 8/15/45	4,487,000	5,464,248
		27,099,595

TOTAL CONSUMER STAPLES		69,747,282

ENERGY - 14.5%
Energy Equipment & Services - 0.4%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,516,442
6.5% 4/1/20	658,000	713,167
		4,229,609
Oil, Gas & Consumable Fuels - 14.1%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,479,820
8.125% 9/15/30	1,062,000	1,420,670
Anadarko Finance Co. 7.5% 5/1/31	614,000	784,237
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,385,982
5.55% 3/15/26	744,000	827,038
6.6% 3/15/46	2,986,000	3,742,048
Antero Resources Corp. 5% 3/1/25	4,200,000	4,273,500
Apache Corp. 4.75% 4/15/43	3,233,000	3,271,345
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	3,077,113
4.95% 12/15/24	4,120,000	4,379,060
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,425,132
5.85% 2/1/35	528,000	613,319
6.25% 3/15/38	4,352,000	5,357,090
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	5,050,246
4.25% 4/15/27 (a)	2,900,000	2,868,444
5.2% 9/15/43	1,331,000	1,313,840
5.7% 10/15/19	1,189,000	1,253,396
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	6,216,979
Continental Resources, Inc. 5% 9/15/22	4,200,000	4,278,750
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	162,345
5.35% 3/15/20 (a)	10,096,000	10,449,360
5.85% 5/21/43 (a)(b)	7,500,000	6,975,000
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	370,000
2.7% 4/1/19	64,000	63,600
3.875% 3/15/23	222,000	221,445
4.95% 4/1/22	1,925,000	2,002,000
5.6% 4/1/44	340,000	332,350
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,609,750
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	146,100
Enbridge, Inc.:
4.25% 12/1/26	425,000	442,725
5.5% 12/1/46	3,794,000	4,371,890
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,019,451
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	163,576
3.75% 2/15/25	547,000	562,185
4.85% 3/15/44	2,023,000	2,147,966
4.95% 10/15/54	2,437,000	2,593,383
EQT Corp.:
2.5% 10/1/20	1,071,000	1,066,502
3.9% 10/1/27	5,900,000	5,783,258
Exxon Mobil Corp. 4.114% 3/1/46	5,034,000	5,400,542
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	345,323
3.95% 9/1/22	518,000	535,931
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,940,729
5% 2/15/21 (a)	562,000	598,594
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,640,607
Petro-Canada 6.05% 5/15/18	4,470,000	4,548,359
Petroleos Mexicanos:
5.375% 3/13/22 (a)	620,000	662,780
5.5% 2/4/19	1,440,000	1,487,952
5.5% 1/21/21	545,000	581,788
6% 3/5/20	116,000	123,714
6.375% 2/4/21	3,870,000	4,227,975
6.375% 1/23/45	937,000	955,740
6.5% 3/13/27 (a)	3,048,000	3,361,182
6.5% 3/13/27 (a)	3,550,000	3,914,763
6.75% 9/21/47 (a)	1,390,000	1,469,786
6.875% 8/4/26	2,930,000	3,343,130
Phillips 66 Co. 4.3% 4/1/22	300,000	318,653
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	3,940,731
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	689,687
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,547,144
4.5% 3/15/45	971,000	979,769
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,440,926
5.4% 10/1/47	1,951,000	1,942,504
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,174,966
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	943,018
Western Gas Partners LP:
4.65% 7/1/26	264,000	273,993
5.375% 6/1/21	1,273,000	1,354,126
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,534,653
3.9% 1/15/25	280,000	285,188
		167,065,148

TOTAL ENERGY		171,294,757

FINANCIALS - 31.3%
Banks - 12.8%
Bank of America Corp.:
3.705% 4/24/28 (b)	7,000,000	7,169,414
4% 1/22/25	3,277,000	3,384,364
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,768,258
Barclays PLC 3.65% 3/16/25	4,116,000	4,107,838
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 2.7461% 9/1/23 (b)(c)	8,780,000	9,015,095
4.05% 7/30/22	316,000	329,334
4.4% 6/10/25	1,221,000	1,282,399
5.5% 9/13/25	1,317,000	1,481,688
8.125% 7/15/39	1,924,000	3,000,214
Citizens Bank NA 2.55% 5/13/21	338,000	336,926
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,575,153
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,491,506
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,574,322
Discover Bank:
2% 2/21/18	3,900,000	3,900,971
7% 4/15/20	2,391,000	2,618,962
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,241,002
8.25% 3/1/38	3,848,000	5,790,989
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,576,174
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,237,834
7% 12/15/20	1,087,000	1,221,543
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	7,406,193
5.71% 1/15/26 (a)	1,569,000	1,663,184
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,270,385
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,897,514
3.1% 7/6/21	2,463,000	2,492,846
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,193,390
4.625% 12/1/23	4,531,000	4,870,631
Regions Bank 6.45% 6/26/37	2,611,000	3,263,993
Regions Financial Corp. 3.2% 2/8/21	614,000	625,285
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,265,329
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,782,886
6.1% 6/10/23	1,000,000	1,103,594
6.125% 12/15/22	5,972,000	6,583,702
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,208,968
2.7% 1/27/22	5,507,000	5,499,855
Synovus Financial Corp. 3.125% 11/1/22	1,972,000	1,962,101
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,999,136
		151,192,978
Capital Markets - 9.2%
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,835,972
Credit Suisse AG 6% 2/15/18	122,000	122,998
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,858,382
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,187,750
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	4,110,327
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,990,576
3.5% 11/16/26	5,750,000	5,755,614
3.75% 5/22/25	10,750,000	11,018,888
3.75% 2/25/26	5,000,000	5,117,467
5.25% 7/27/21	1,227,000	1,334,201
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,862,031
Moody's Corp.:
2.75% 7/15/19	6,920,000	6,972,642
5.25% 7/15/44	3,386,000	4,026,164
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,201,351
4.3% 1/27/45	948,000	997,322
4.875% 11/1/22	9,466,000	10,192,178
5.5% 7/28/21	1,222,000	1,342,128
5.75% 1/25/21	557,000	609,693
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,629,664
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,014,520
4% 6/15/25	6,038,000	6,338,641
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,899,234
		108,417,743
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	395,000	401,978
3.95% 2/1/22	7,500,000	7,754,508
5% 10/1/21	3,970,000	4,245,402
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,738,976
4.75% 9/10/18	4,500,000	4,567,500
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,614,096
5.2% 4/27/22	2,355,000	2,546,407
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	4,967,579
Synchrony Financial 2.6% 1/15/19	5,000,000	5,017,113
		37,853,559
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	118,151
General Electric Capital Corp. 5.875% 1/14/38	150,000	189,615
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,089,088
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,582,437
		9,979,291
Insurance - 5.3%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	577,980
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,650,740
4.5% 7/16/44	5,833,000	6,103,643
Aon Corp. 6.25% 9/30/40	253,000	328,452
Aon PLC 4.75% 5/15/45	6,000,000	6,549,301
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,848,951
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,410,929
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	66,000	65,505
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,256,940
8.125% 6/15/38 (b)	4,915,000	5,050,163
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,690,251
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,762,840
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,351,945
5.375% 12/1/41 (a)	148,000	177,108
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,429,660
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,418,750
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,481,605
Unum Group:
5.625% 9/15/20	1,846,000	1,994,813
5.75% 8/15/42	3,748,000	4,511,367
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,811,284
		62,472,227

TOTAL FINANCIALS		369,915,798

HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories 3.75% 11/30/26	8,100,000	8,257,358
Becton, Dickinson & Co.:
2.404% 6/5/20	5,470,000	5,434,998
2.894% 6/6/22	5,415,000	5,376,050
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,772,692
		23,841,098
Health Care Providers & Services - 2.2%
Anthem, Inc. 3.35% 12/1/24	5,925,000	5,960,947
Express Scripts Holding Co. 4.5% 2/25/26	8,807,000	9,289,958
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,741,515
3.95% 10/15/42	132,000	134,878
4.25% 3/15/43	2,500,000	2,662,060
4.625% 7/15/35	745,000	850,691
4.625% 11/15/41	965,000	1,085,945
4.75% 7/15/45	1,829,000	2,094,553
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,319,356
		26,139,903
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	509,924
Pharmaceuticals - 2.8%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,678,416
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	756,000	771,120
Perrigo Co. PLC 3.5% 3/15/21	898,000	912,293
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,261,889
2.4% 9/23/21	5,300,000	5,214,147
2.875% 9/23/23	3,000,000	2,935,469
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	12,950,000	11,432,627
Zoetis, Inc. 3.45% 11/13/20	286,000	293,507
		32,499,468

TOTAL HEALTH CARE		82,990,393

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.6%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,267,264
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,065,701
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	3,065,424
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	5,968,633
4.03% 10/15/47	6,000,000	6,115,917
		19,482,939
Airlines - 0.6%
American Airlines, Inc. 3.75% 10/15/25	5,940,000	5,954,850
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	551,396
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	8,409	8,493
8.36% 1/20/19	7,508	7,518
		6,522,257
Industrial Conglomerates - 1.0%
General Electric Co. 4.125% 10/9/42	434,000	442,397
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,475,210
2.8% 12/15/21	1,681,000	1,682,547
3.8% 12/15/26	1,738,000	1,786,404
		11,386,558
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	609,588
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,079,275
4.4% 3/15/42	2,500,000	2,748,660
		3,827,935
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.75% 2/1/22	1,086,000	1,125,875

TOTAL INDUSTRIALS		42,955,152

INFORMATION TECHNOLOGY - 4.1%
Electronic Equipment & Components - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,746,986
6.02% 6/15/26 (a)	3,770,000	4,141,361
		7,888,347
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	926,169
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,487,900
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,723,061
		11,210,961
Software - 0.9%
Microsoft Corp. 3.7% 8/8/46	6,065,000	6,181,775
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,412,052
5.375% 7/15/40	240,000	294,924
		10,888,751
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.:
3.2% 5/11/27	5,120,000	5,175,272
3.85% 8/4/46	5,043,000	5,111,920
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,591,723
6.2% 10/15/35 (b)	3,426,000	3,630,320
		17,509,235

TOTAL INFORMATION TECHNOLOGY		48,423,463

MATERIALS - 1.4%
Chemicals - 1.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,219,671
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,363,332
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,033,933
The Mosaic Co. 4.25% 11/15/23	4,195,000	4,337,657
		14,954,593
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	441,595
6.75% 10/19/75 (a)(b)	1,010,000	1,184,225
Vale Overseas Ltd. 6.875% 11/10/39	161,000	196,774
		1,822,594

TOTAL MATERIALS		16,777,187

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Camden Property Trust 4.25% 1/15/24	758,000	796,545
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,335,733
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,152,014
3.7% 6/15/21	476,000	485,712
DDR Corp. 4.625% 7/15/22	5,991,000	6,284,620
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,567,128
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,669,304
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	252,063
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,625,298
		30,168,417
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,221,752
4.1% 10/1/24	3,000,000	3,056,515
4.55% 10/1/29	2,014,000	2,055,918
4.95% 4/15/18	290,000	292,447
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,519,707
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,099,476
4.125% 6/15/22	1,832,000	1,931,455
4.75% 10/1/20	752,000	792,568
Mack-Cali Realty LP 4.5% 4/18/22	94,000	94,367
Ventas Realty LP 4.125% 1/15/26	345,000	358,535
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	508,254
		13,930,994

TOTAL REAL ESTATE		44,099,411

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,920,135
3.4% 8/14/24	11,057,000	11,018,369
4.5% 5/15/35	4,270,000	4,156,056
4.75% 5/15/46	2,316,000	2,214,082
5.45% 3/1/47	1,000,000	1,053,435
5.55% 8/15/41	2,700,000	2,884,481
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,634,782
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	622,842
3.5% 11/1/21	1,420,000	1,462,143
4.522% 9/15/48	5,000,000	4,832,312
4.6% 4/1/21	460,000	490,375
4.862% 8/21/46	5,287,000	5,395,307
		43,684,319
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,640,302

TOTAL TELECOMMUNICATION SERVICES		48,324,621

UTILITIES - 7.8%
Electric Utilities - 3.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,215,000	1,216,856
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,990,289
DPL, Inc. 6.75% 10/1/19	9,600,000	10,056,000
Duke Energy Corp. 1.8% 9/1/21	675,000	657,575
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,557,116
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,819,059
5.9% 12/1/21 (a)	500,000	554,406
6.4% 9/15/20 (a)	1,310,000	1,438,607
Eversource Energy 2.9% 10/1/24	5,855,000	5,802,002
Exelon Corp. 3.497% 6/1/22 (b)	3,131,000	3,204,485
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,413,279
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,920,043
3.7% 9/1/24 (a)	477,000	474,915
ITC Holdings Corp. 2.7% 11/15/22 (a)	1,493,000	1,488,140
Southern Co. 1.85% 7/1/19	6,599,000	6,565,133
Tampa Electric Co. 6.55% 5/15/36	500,000	654,049
TECO Finance, Inc. 5.15% 3/15/20	114,000	120,638
Xcel Energy, Inc. 4.8% 9/15/41	554,000	617,336
		45,549,928
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,132,400
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,192,099
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,366,331
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,898
		12,709,728
Independent Power and Renewable Electricity Producers - 0.6%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,444,979
Multi-Utilities - 2.2%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	7,158,000	6,728,520
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	145,000	143,550
2.579% 7/1/20 (b)	1,965,000	1,966,227
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,106,715
3.49% 5/15/27	4,000,000	4,044,258
5.25% 2/15/43	234,000	272,656
5.95% 6/15/41	1,493,000	1,873,239
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,979,106
5.625% 7/15/22	4,240,000	4,702,335
6.5% 12/15/20	613,000	679,379
Sempra Energy 2.875% 10/1/22	224,000	224,399
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	117,000	112,382
		25,832,766

TOTAL UTILITIES		91,537,401

TOTAL NONCONVERTIBLE BONDS
(Cost $1,058,605,327)		1,090,736,869

U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $17,651,321)	19,621,000	18,315,744

Municipal Securities - 0.7%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,596,743
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$59,294
7.5% 4/1/34	1,165,000	1,707,797
7.55% 4/1/39	1,815,000	2,808,858
7.625% 3/1/40	345,000	533,401
TOTAL MUNICIPAL SECURITIES
(Cost $6,636,089)		7,706,093

Foreign Government and Government Agency Obligations - 0.5%
United Mexican States 4.6% 2/10/48
(Cost $5,835,236)	$5,900,000	$5,923,600

Bank Notes - 1.2%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	4,993,952
Compass Bank 2.875% 6/29/22	1,234,000	1,225,534
Regions Bank 7.5% 5/15/18	7,499,000	7,680,023
TOTAL BANK NOTES
(Cost $13,858,662)		13,899,509

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22
(Cost $14,473,018)	$12,560,000	$14,329,784
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.13% (d)
(Cost $29,430,634)	29,424,780	29,430,665
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,146,490,287)		1,180,342,264
NET OTHER ASSETS (LIABILITIES) - 0.1%		750,126
NET ASSETS - 100%		$1,181,092,390

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,049,065 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,033
Total	$101,033

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,090,736,869	$--	$1,090,736,869	$--
U.S. Government and Government Agency Obligations	18,315,744	--	18,315,744	--
Municipal Securities	7,706,093	--	7,706,093	--
Foreign Government and Government Agency Obligations	5,923,600	--	5,923,600	--
Bank Notes	13,899,509	--	13,899,509	--
Preferred Securities	14,329,784	--	14,329,784	--
Money Market Funds	29,430,665	29,430,665	--	--
Total Investments in Securities:	$1,180,342,264	$29,430,665	$1,150,911,599	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

November 30, 2017

FCV-QTLY-0118
1.924095.106

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 3.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.5125% 1/22/19 (a)(b)	$30,000,000	$30,017,070
3 month U.S. LIBOR + 0.280% 1.7157% 11/19/18 (a)(b)	29,500,000	29,556,869
3 month U.S. LIBOR + 0.825% 2.2709% 2/22/19 (a)(b)	20,694,000	20,871,830
2% 11/13/19	30,000,000	29,944,774
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.380% 1.7267% 4/6/20 (a)(b)(c)	25,659,000	25,775,877
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.250% 1.6414% 11/5/18 (a)(b)(c)	20,200,000	20,214,307
3 month U.S. LIBOR + 0.420% 1.7361% 3/2/18 (a)(b)(c)	22,500,000	22,515,749
3 month U.S. LIBOR + 0.530% 1.9214% 5/5/20 (a)(b)(c)	25,000,000	25,082,282
3 month U.S. LIBOR + 0.620% 1.998% 10/30/19 (a)(b)(c)	20,100,000	20,213,040
3 month U.S. LIBOR + 0.630% 1.9767% 1/6/20 (a)(b)(c)	35,000,000	35,194,652
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.930% 2.2886% 4/13/20 (a)(b)	28,000,000	28,279,440
3 month U.S. LIBOR + 1.450% 2.8526% 5/9/19 (a)(b)	4,930,000	5,003,302
		292,669,192
Media - 0.6%
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.0361% 9/20/19 (a)(b)	11,737,000	11,788,140
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.685% 2.0442% 4/15/18 (a)(b)(c)	34,167,000	34,247,984
		46,036,124

TOTAL CONSUMER DISCRETIONARY		338,705,316

CONSUMER STAPLES - 0.8%
Tobacco - 0.8%
Bat Capital Corp. 3 month U.S. LIBOR + 0.590% 2.0029% 8/14/20 (a)(b)(c)	10,500,000	10,552,831
BAT International Finance PLC 3 month U.S. LIBOR + 0.510% 1.83% 6/15/18 (a)(b)(c)	31,200,000	31,248,896
Philip Morris International, Inc. 3 month U.S. LIBOR + 0.420% 1.8607% 2/21/20 (a)(b)	20,428,000	20,525,681
		62,327,408
ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.350% 1.7629% 8/14/18 (a)(b)	30,000,000	30,053,736
3 month U.S. LIBOR + 0.540% 1.9498% 5/10/19 (a)(b)	10,161,000	10,217,444
3 month U.S. LIBOR + 0.630% 1.9594% 9/26/18 (a)(b)	10,662,000	10,708,071
1.768% 9/19/19	14,940,000	14,851,986
Chevron Corp. 3 month U.S. LIBOR + 0.500% 1.919% 5/16/18 (a)(b)	23,250,000	23,296,356
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.600% 2.0676% 2/28/18 (a)(b)	27,050,000	27,088,895
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 1.6603% 9/12/19 (a)(b)	20,000,000	20,108,417
3 month U.S. LIBOR + 0.580% 1.9898% 11/10/18 (a)(b)	37,271,000	37,458,690
Statoil ASA 3 month U.S. LIBOR + 0.460% 1.857% 11/8/18 (a)(b)	30,718,000	30,824,564
TransCanada PipeLines Ltd.:
3 month U.S. LIBOR + 0.275% 1.6969% 11/15/19 (a)(b)	41,250,000	41,259,694
3 month U.S. LIBOR + 0.790% 2.1467% 1/12/18 (a)(b)	35,092,000	35,115,364
		280,983,217
FINANCIALS - 54.3%
Banks - 39.6%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.640% 1.9939% 1/18/19 (a)(b)(c)	59,640,000	59,932,057
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.750% 2.169% 11/16/18 (a)(b)(c)	20,000,000	20,115,930
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.560% 1.9759% 5/15/18 (a)(b)	75,000,000	75,156,150
Bank of America Corp.:
3 month U.S. LIBOR + 0.870% 2.205% 4/1/19 (a)(b)	91,106,000	91,853,980
3 month U.S. LIBOR + 1.040% 2.3992% 1/15/19 (a)(b)	70,204,000	70,830,376
3 month U.S. LIBOR + 1.070% 2.3931% 3/22/18 (a)(b)	111,851,000	112,164,861
Bank of Montreal:
3 month U.S. LIBOR + 0.250% 1.5672% 9/11/19 (a)(b)	24,080,000	24,084,995
3 month U.S. LIBOR + 0.440% 1.76% 6/15/20 (a)(b)	25,120,000	25,203,868
3 month U.S. LIBOR + 0.600% 1.9103% 12/12/19 (a)(b)	16,000,000	16,125,904
3 month U.S. LIBOR + 0.600% 1.9503% 4/9/18 (a)(b)	4,000,000	4,006,980
1.35% 8/28/18	25,000,000	24,908,371
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.390% 1.7492% 7/14/20 (a)(b)	13,902,000	13,926,614
3 month U.S. LIBOR + 0.620% 1.9361% 12/5/19 (a)(b)	18,495,000	18,642,547
3 month U.S. LIBOR + 0.830% 2.1892% 1/15/19 (a)(b)	19,500,000	19,641,572
1.375% 12/18/17	9,479,000	9,479,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
3 month U.S. LIBOR + 0.550% 1.8661% 3/5/18 (a)(b)(c)	43,200,000	43,249,805
3 month U.S. LIBOR + 1.020% 2.3392% 9/14/18 (a)(b)(c)	19,035,000	19,165,523
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.8526% 7/20/20 (a)(b)(c)	68,890,000	69,119,119
2.5% 10/29/18 (c)	17,510,000	17,587,775
Barclays Bank PLC:
3 month U.S. LIBOR + 0.550% 1.9419% 8/7/19 (a)(b)	37,000,000	37,120,250
3 month U.S. LIBOR + 0.650% 2.0419% 8/7/20 (a)(b)	32,150,000	32,301,798
Barclays PLC 2% 3/16/18	16,400,000	16,399,754
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 2.0368% 2/1/19 (a)(b)	7,159,000	7,199,374
3 month U.S. LIBOR + 0.860% 2.18% 6/15/18 (a)(b)	67,509,000	67,753,704
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 1.8092% 1/15/20 (a)(b)	30,000,000	30,130,462
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 1.8361% 9/6/19 (a)(b)	65,258,000	65,585,755
Capital One NA:
3 month U.S. LIBOR + 0.680% 2.0714% 2/5/18 (a)(b)	26,125,000	26,135,109
3 month U.S. LIBOR + 1.150% 2.5719% 8/17/18 (a)(b)	45,550,000	45,793,237
Citibank NA:
3 month U.S. LIBOR + 0.230% 1.6326% 11/9/18 (a)(b)	25,000,000	25,030,981
3 month U.S. LIBOR + 0.340% 1.665% 3/20/19 (a)(b)	19,700,000	19,731,126
1.85% 9/18/19	35,500,000	35,316,084
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.1403% 1/10/20 (a)(b)	25,000,000	25,204,375
3 month U.S. LIBOR + 0.880% 2.258% 7/30/18 (a)(b)	25,000,000	25,100,587
3 month U.S. LIBOR + 0.930% 2.2472% 6/7/19 (a)(b)	70,000,000	70,628,308
3 month U.S. LIBOR + 1.700% 3.1159% 5/15/18 (a)(b)	38,239,000	38,496,939
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 1.8561% 3/2/20 (a)(b)	45,000,000	45,124,362
3 month U.S. LIBOR + 0.570% 2.0321% 5/26/20 (a)(b)	15,000,000	15,037,273
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 1.7672% 3/10/20 (a)(b)(c)	25,000,000	25,074,290
3 month U.S. LIBOR + 0.640% 2.0319% 11/7/19 (a)(b)(c)	27,100,000	27,299,763
3 month U.S. LIBOR + 0.790% 2.1712% 11/2/18 (a)(b)(c)	50,772,000	51,056,654
3 month U.S. LIBOR + 1.060% 2.38% 3/15/19 (a)(b)(c)	25,678,000	25,955,066
Credit Agricole SA 3 month U.S. LIBOR + 0.800% 2.1592% 4/15/19 (a)(b)(c)	55,815,000	56,238,666
Credit Suisse New York Branch:
3 month U.S. LIBOR + 0.680% 2.0545% 4/27/18 (a)(b)	6,000,000	6,012,967
3 month U.S. LIBOR + 0.690% 2.068% 1/29/18 (a)(b)	31,304,000	31,328,521
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 1.9197% 9/27/19 (a)(b)	29,000,000	29,173,420
3 month U.S. LIBOR + 0.910% 2.3457% 8/20/18 (a)(b)	30,000,000	30,147,148
HSBC Bank PLC 3 month U.S. LIBOR + 0.640% 2.0559% 5/15/18 (a)(b)(c)	17,530,000	17,569,006
HSBC U.S.A., Inc. 3 month U.S. LIBOR + 0.610% 2.0229% 11/13/19 (a)(b)	15,000,000	15,089,301
Huntington National Bank 3 month U.S. LIBOR + 0.510% 1.8272% 3/10/20 (a)(b)	28,473,000	28,616,227
ING Bank NV:
3 month U.S. LIBOR + 0.550% 1.8711% 3/16/18 (a)(b)(c)	69,747,000	69,852,245
3 month U.S. LIBOR + 1.130% 2.4531% 3/22/19 (a)(b)(c)	20,500,000	20,748,703
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.400% 1.7761% 9/21/18 (a)(b)	20,000,000	20,045,522
3 month U.S. LIBOR + 0.590% 1.9183% 9/23/19 (a)(b)	25,631,000	25,823,485
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 1.9174% 4/25/18 (a)(b)	23,000,000	23,041,423
3 month U.S. LIBOR + 0.900% 2.2674% 1/25/18 (a)(b)	51,276,000	51,332,711
3 month U.S. LIBOR + 0.955% 2.3175% 1/23/20 (a)(b)	39,411,000	39,928,061
KeyBank NA 3 month U.S. LIBOR + 0.520% 1.8361% 6/1/18 (a)(b)	50,150,000	50,252,937
Lloyds Bank PLC 3 month U.S. LIBOR + 0.550% 1.9629% 5/14/18 (a)(b)	30,000,000	30,055,007
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.640% 1.9694% 3/26/18 (a)(b)(c)	25,000,000	25,042,172
3 month U.S. LIBOR + 1.190% 2.5526% 10/20/18 (a)(b)(c)	10,000,000	10,089,830
MUFG Americas Holdings Corp. 3 month U.S. LIBOR + 0.570% 1.9726% 2/9/18 (a)(b)	32,600,000	32,613,095
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 1.9559% 5/22/20 (a)(b)(c)	40,000,000	40,190,966
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 1.9473% 5/29/20 (a)(b)(c)	40,000,000	40,207,600
3 month U.S. LIBOR + 0.840% 2.1611% 9/17/18 (a)(b)(c)	24,350,000	24,497,400
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 1.7957% 5/19/20 (a)(b)	40,430,000	40,525,415
3 month U.S. LIBOR + 0.400% 1.7172% 12/7/18 (a)(b)	30,500,000	30,585,943
3 month U.S. LIBOR + 0.420% 1.7361% 6/1/18 (a)(b)	12,300,000	12,319,821
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 1.6419% 8/7/18 (a)(b)	30,000,000	30,028,866
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 1.6961% 3/2/20 (a)(b)	35,000,000	35,117,403
3 month U.S. LIBOR + 0.450% 1.8003% 1/10/19 (a)(b)	20,000,000	20,061,000
3 month U.S. LIBOR + 0.480% 1.858% 7/29/19 (a)(b)	20,320,000	20,413,055
1.5% 1/16/18	15,000,000	14,998,685
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.310% 1.6639% 10/18/19 (a)(b)	20,000,000	20,006,600
3 month U.S. LIBOR + 0.540% 1.8964% 1/11/19 (a)(b)	80,000,000	80,272,724
3 month U.S. LIBOR + 0.580% 1.9392% 1/16/18 (a)(b)	53,500,000	53,526,750
3 month U.S. LIBOR + 0.740% 2.1025% 7/23/18 (a)(b)	31,700,000	31,818,333
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.490% 1.8061% 9/6/19 (a)(b)	20,000,000	20,115,800
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.420% 1.7739% 1/18/19 (a)(b)	24,500,000	24,581,340
3 month U.S. LIBOR + 0.440% 1.775% 7/2/19 (a)(b)	30,800,000	30,935,129
1.45% 9/6/18	25,000,000	24,918,091
U.S. Bank NA:
3 month U.S. LIBOR + 0.410% 1.7806% 4/26/19 (a)(b)	20,500,000	20,574,191
1.45% 1/29/18	18,500,000	18,496,015
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.400% 1.7192% 9/14/18 (a)(b)	24,150,000	24,202,647
3 month U.S. LIBOR + 0.460% 1.8225% 4/22/19 (a)(b)	20,270,000	20,350,476
3 month U.S. LIBOR + 0.630% 1.9925% 4/23/18 (a)(b)	41,045,000	41,129,594
3 month U.S. LIBOR + 0.880% 2.2425% 7/22/20 (a)(b)	8,377,000	8,509,538
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.500% 1.9676% 11/28/18 (a)(b)	17,000,000	17,068,177
3 month U.S. LIBOR + 0.600% 2.0623% 5/24/19 (a)(b)	14,860,000	14,942,059
3 month U.S. LIBOR + 0.740% 2.1025% 1/22/18 (a)(b)	50,408,000	50,453,206
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 1.8921% 5/25/18 (a)(b)	30,000,000	30,047,700
3 month U.S. LIBOR + 0.560% 1.9957% 8/19/19 (a)(b)	40,500,000	40,711,815
3 month U.S. LIBOR + 0.740% 2.118% 7/30/18 (a)(b)	9,260,000	9,298,504
3 month U.S. LIBOR + 0.740% 2.2023% 11/23/18 (a)(b)	22,000,000	22,130,685
		3,018,706,653
Capital Markets - 6.1%
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 0.680% 2.0929% 2/13/18 (a)(b)	5,528,000	5,530,770
3 month U.S. LIBOR + 1.450% 2.8039% 1/18/19 (a)(b)	65,235,000	65,950,570
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.1167% 12/13/19 (a)(b)	18,500,000	18,651,167
3 month U.S. LIBOR + 1.040% 2.4074% 4/25/19 (a)(b)	11,462,000	11,574,617
3 month U.S. LIBOR + 1.100% 2.5159% 11/15/18 (a)(b)	24,575,000	24,762,507
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 2.0825% 1/5/18 (a)(b)	68,170,000	68,202,637
3 month U.S. LIBOR + 0.740% 2.1025% 7/23/19 (a)(b)	57,001,000	57,349,162
3 month U.S. LIBOR + 0.800% 2.2129% 2/14/20 (a)(b)	30,000,000	30,138,357
3 month U.S. LIBOR + 0.850% 2.2148% 1/24/19 (a)(b)	8,600,000	8,652,806
3 month U.S. LIBOR + 1.375% 2.7518% 2/1/19 (a)(b)	11,123,000	11,262,983
UBS AG London Branch:
3 month U.S. LIBOR + 0.320% 1.7988% 5/28/19 (a)(b)(c)	35,400,000	35,413,098
3 month U.S. LIBOR + 0.580% 1.8972% 6/8/20 (a)(b)(c)	25,400,000	25,534,518
1.6372% 12/7/18 (a)(c)	24,000,000	24,039,120
UBS AG Stamford Branch:
3 month U.S. LIBOR + 0.640% 2.0529% 8/14/19 (a)(b)	31,221,000	31,440,234
3 month U.S. LIBOR + 0.700% 2.0294% 3/26/18 (a)(b)	49,579,000	49,673,794
		468,176,340
Consumer Finance - 3.4%
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 1.7148% 5/3/19 (a)(b)	20,000,000	20,050,688
3 month U.S. LIBOR + 0.430% 1.7461% 3/3/20 (a)(b)	35,000,000	35,109,614
3 month U.S. LIBOR + 0.550% 1.8711% 3/18/19 (a)(b)	28,753,000	28,898,547
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 2.1729% 5/12/20 (a)(b)	25,000,000	25,164,741
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.510% 1.8603% 1/10/20 (a)(b)	35,000,000	35,255,934
1.5% 2/23/18	13,922,000	13,918,659
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 1.8112% 11/2/20 (a)(b)	9,450,000	9,423,168
3 month U.S. LIBOR + 0.830% 2.2429% 8/12/19 (a)(b)	15,273,000	15,367,408
3 month U.S. LIBOR + 1.000% 2.3503% 1/9/20 (a)(b)	14,000,000	14,159,880
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.320% 1.6767% 1/12/18 (a)(b)	13,080,000	13,083,762
3 month U.S. LIBOR + 0.380% 1.7267% 4/6/18 (a)(b)	20,000,000	20,024,751
3 month U.S. LIBOR + 0.820% 2.2557% 2/19/19 (a)(b)	30,000,000	30,277,322
		260,734,474
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 1.6064% 1/11/19 (a)(b)	20,500,000	20,552,786
3 month U.S. LIBOR + 0.550% 1.8672% 3/7/18 (a)(b)	20,000,000	20,029,829
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 1.6068% 2/1/19 (a)(b)(c)	22,860,000	22,874,648
		63,457,263
Insurance - 4.4%
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.250% 1.5797% 12/27/18 (a)(b)(c)	25,000,000	25,035,152
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.220% 1.5439% 9/19/19 (a)(b)(c)	50,250,000	50,275,175
3 month U.S. LIBOR + 0.340% 1.6592% 9/14/18 (a)(b)(c)	51,200,000	51,320,833
3 month U.S. LIBOR + 0.400% 1.7103% 6/12/20 (a)(b)(c)	15,000,000	15,056,942
3 month U.S. LIBOR + 0.430% 1.7539% 12/19/18 (a)(b)(c)	32,000,000	32,120,723
1.5% 1/10/18 (c)	12,785,000	12,783,816
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 1.5267% 7/6/18 (a)(b)(c)	25,750,000	25,770,461
3 month U.S. LIBOR + 0.270% 1.6203% 4/9/20 (a)(b)(c)	25,000,000	25,073,828
3 month U.S. LIBOR + 0.390% 1.7548% 10/24/19 (a)(b)(c)	30,000,000	30,156,140
3 month U.S. LIBOR + 0.400% 1.7467% 4/6/18 (a)(b)(c)	17,000,000	17,020,435
Principal Life Global Funding II:
3 month U.S. LIBOR + 0.300% 1.7407% 5/21/18 (a)(b)(c)	18,017,000	18,033,530
3 month U.S. LIBOR + 0.500% 1.8161% 12/1/17 (a)(b)(c)	5,000,000	5,000,000
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 2.1959% 8/15/18 (a)(b)	24,060,000	24,171,696
		331,818,731

TOTAL FINANCIALS		4,142,893,461

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.198% 11/30/20 (a)(b)	15,200,000	15,203,320
Pharmaceuticals - 0.2%
Actavis Funding SCS 3 month U.S. LIBOR + 1.080% 2.3903% 3/12/18 (a)(b)	14,444,000	14,477,068

TOTAL HEALTH CARE		29,680,388

INDUSTRIALS - 0.9%
Machinery - 0.9%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.130% 1.6073% 11/29/19 (a)(b)	16,000,000	16,006,210
3 month U.S. LIBOR + 0.180% 1.4961% 12/6/18 (a)(b)	20,000,000	20,015,662
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.570% 1.9186% 1/8/19 (a)(b)	21,500,000	21,613,168
1.65% 10/15/18	7,317,000	7,300,145
		64,935,185
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP 1.5% 2/1/18 (c)	13,058,000	13,056,072
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 1.9959% 5/22/20 (a)(b)	50,500,000	50,732,021
UTILITIES - 0.8%
Electric Utilities - 0.5%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 1.6714% 11/6/20 (a)(b)	38,125,000	38,124,993
Gas Utilities - 0.3%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 1.8773% 11/29/19 (a)(b)	26,271,000	26,260,718

TOTAL UTILITIES		64,385,711

TOTAL NONCONVERTIBLE BONDS
(Cost $5,036,798,690)		5,047,698,779

U.S. Treasury Obligations - 3.0%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.140% 1.4292% 1/31/19 (a)(b)	$70,050,000	$70,179,195
U.S. TREASURY 3 MONTH BILL + 0.170% 1.4592% 10/31/18 (a)(b)	50,000,000	50,091,599
0.75% 2/28/18	49,500,000	49,432,185
0.875% 6/15/19	62,000,000	61,176,563
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $231,063,412)		230,879,542

Bank Notes - 0.7%
UBS AG Stamford Branch 5.875% 12/20/17	18,004,000	18,039,998
Wells Fargo Bank NA 1.65% 1/22/18	33,800,000	33,797,819
TOTAL BANK NOTES
(Cost $51,853,164)		51,837,817

Certificates of Deposit - 5.7%
Bank of Montreal Chicago CD Program yankee:
1 month U.S. LIBOR + 0.320% 1.6486% 3/27/18 (a)(b)	20,000,000	20,018,080
3 month U.S. LIBOR + 0.450% 1.8033% 4/17/18 (a)(b)	30,000,000	30,016,569
Bank of Nova Scotia yankee 1 month U.S. LIBOR + 0.160% 1.4061% 4/10/18 (a)(b)	25,000,000	25,006,450
BNP Paribas New York Branch yankee:
1 month U.S. LIBOR + 0.140% 1.3861% 12/14/17 (a)(b)	30,000,000	30,002,430
1 month U.S. LIBOR + 0.150% 1.4786% 12/26/17 (a)(b)	30,000,000	30,006,000
1 month U.S. LIBOR + 0.170% 1.4121% 3/1/18 (a)(b)	30,000,000	30,014,430
1 month U.S. LIBOR + 0.190% 1.4361% 3/14/18 (a)(b)	20,000,000	20,009,780
1 month U.S. LIBOR + 0.190% 1.5186% 3/26/18 (a)(b)	30,000,000	30,014,580
Credit Agricole CIB yankee 1 month U.S. LIBOR + 0.200% 1.5286% 3/26/18 (a)(b)	40,000,000	40,019,600
Credit Suisse AG yankee:
1 month U.S. LIBOR + 0.190% 1.4321% 3/1/18 (a)(b)	20,000,000	20,010,520
1 month U.S. LIBOR + 0.260% 1.5021% 5/1/18 (a)(b)	70,000,000	70,037,030
1 month U.S. LIBOR + 0.260% 1.5049% 7/12/18 (a)(b)	50,000,000	50,018,900
Westpac Banking Corp. yankee:
1 month U.S. LIBOR + 0.230% 1.496% 12/12/17 (a)(b)	14,000,000	14,001,498
1 month U.S. LIBOR + 0.300% 1.6286% 3/26/18 (a)(b)	25,000,000	25,020,975
TOTAL CERTIFICATES OF DEPOSIT
(Cost $434,000,000)		434,196,842

Commercial Paper - 14.6%
ABN AMRO Funding U.S.A. LLC 1.55% 3/8/18	13,000,000	12,948,828
Atlantic Asset Securitization Corp.:
1.35% 1/3/18	20,775,000	20,748,591
1.45% 2/7/18	30,000,000	29,915,244
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1.45% 12/15/17 (c)	30,000,000	29,984,751
1.45% 12/21/17 (c)	15,000,000	14,989,185
1.65% 12/15/17 (c)	40,000,000	39,979,668
Bell Canada yankee:
1.4% 12/7/17	2,000,000	1,999,440
1.44% 12/13/17	5,000,000	4,997,386
1.44% 12/14/17	4,000,000	3,997,746
1.45% 12/4/17	8,000,000	7,998,723
1.45% 12/5/17	4,000,000	3,999,201
1.45% 12/18/17	7,000,000	6,994,876
1.5% 12/11/17	5,000,000	4,997,793
1.5% 12/11/17	30,000,000	29,986,755
1.5% 12/15/17	6,000,000	5,996,375
1.5% 12/18/17	39,000,000	38,971,452
1.51% 1/22/18	11,000,000	10,974,396
1.51% 1/22/18	4,000,000	3,990,690
1.51% 1/23/18	10,000,000	9,976,240
1.51% 1/23/18	14,000,000	13,966,736
1.65% 2/26/18	30,000,000	29,880,612
BPCE SA yankee:
1.42% 1/31/18	50,000,000	49,890,810
1.43% 1/31/18	30,000,000	29,934,486
1.43% 2/5/18	35,000,000	34,915,125
Dominion Resources, Inc.:
1.42% 12/12/17	3,000,000	2,998,618
1.42% 12/12/17	5,000,000	4,997,697
1.5% 2/1/18	10,000,000	9,972,770
1.52% 1/3/18	9,000,000	8,987,565
1.52% 1/10/18	8,000,000	7,986,452
1.52% 1/11/18	16,000,000	15,972,187
1.53% 1/8/18	6,000,000	5,990,380
1.53% 1/8/18	7,000,000	6,988,777
1.55% 1/23/18	20,000,000	19,954,100
1.58% 1/31/18	4,000,000	3,989,291
Duke Energy Corp.:
1.46% 1/3/18	45,000,000	44,937,824
1.46% 1/4/18	22,100,000	22,068,481
1.46% 1/8/18	4,000,000	3,993,587
ERP Operating LP:
1.4% 12/11/17	10,000,000	9,995,783
1.4% 12/12/17	7,000,000	6,996,775
Eversource Energy:
1.3% 12/4/17	18,000,000	17,997,127
1.3% 12/6/17	16,500,000	16,496,043
Gotham Funding Corp. yankee:
1.33% 12/1/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	21,000,000	20,999,311
1.33% 12/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	29,000,000	28,994,252
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.150% 1.4372% 12/21/17 (a)(b)	30,000,000	30,004,230
1 month U.S. LIBOR + 0.160% 1.4042% 1/8/18 (a)(b)	20,000,000	20,005,740
Ontario Teachers' Finance Trust:
1 month U.S. LIBOR + 0.120% 1.3621% 2/5/18 (a)(b)	30,000,000	30,009,960
yankee 1.67% 7/5/18 (c)	40,000,000	39,606,264
Rogers Communications, Inc. yankee:
1.35% 12/8/17	10,750,000	10,747,178
1.4% 12/14/17	11,000,000	10,994,080
1.45% 12/21/17	5,750,000	5,745,244
1.5% 1/4/18	12,000,000	11,982,886
1.51% 1/11/18	11,000,000	10,980,879
1.51% 1/11/18	30,000,000	29,947,851
Sempra Global:
1.37% 12/11/17	3,000,000	2,998,735
1.39% 12/5/17	9,000,000	8,998,294
1.39% 12/5/17	5,000,000	4,999,052
1.4% 12/6/17	3,750,000	3,749,145
1.53% 1/8/18	3,750,000	3,743,988
1.53% 1/9/18	3,000,000	2,995,057
Toyota Motor Credit Corp. 1 month U.S. LIBOR + 0.180% 1.4233% 6/29/18 (a)(b)	25,000,000	25,005,350
Tyson Foods, Inc.:
1.3% 12/6/17	7,000,000	6,998,404
1.31% 12/1/17	10,000,000	9,999,624
1.31% 12/1/17	10,000,000	9,999,246
1.33% 12/8/17	20,000,000	19,993,902
UBS AG London Branch:
1 month U.S. LIBOR + 0.150% 1.4327% 12/22/17 (a)(b)	60,000,000	60,009,180
1 month U.S. LIBOR + 0.160% 1.5068% 12/29/17 (a)(b)	15,000,000	15,003,600
1 month U.S. LIBOR + 0.200% 1.4439% 3/9/18 (a)(b)	10,000,000	10,004,390
Virginia Electric & Power Co.:
1.42% 1/10/18	25,000,000	24,955,898
1.43% 1/10/18	5,600,000	5,590,121
TOTAL COMMERCIAL PAPER
(Cost $1,117,365,064)		1,117,420,427

Master Notes - 1.3%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.350% 1.5522% 12/6/17 (a)(b)
(Cost $100,000,000)	100,000,000	100,000,000
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.13% (d)
(Cost $452,268,910)	452,208,274	452,298,715
	Maturity Amount	Value

Repurchase Agreements - 2.6%
With:
Mizuho Securities U.S.A., Inc. at:
2.35%, dated 8/11/17 due 2/7/18 (Collateralized by Corporate Obligations valued at $29,349,134, 1.61% - 5.80%, 9/25/35 - 8/25/45)	27,317,250	26,999,695
2.36%, dated 8/28/17 due 2/28/18 (Collateralized by Corporate Obligations valued at $59,769,930, 1.47% - 3.08%, 6/25/35 - 5/25/46)	55,663,422	54,998,031
2.4%, dated 9/29/17 due 3/28/18 (Collateralized by Corporate Obligations valued at $65,071,352, 1.34% - 6.77%, 5/15/20 - 9/25/37)	60,720,000	59,986,278
Morgan Stanley & Co., Inc. at 1.89%, dated:
9/13/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $25,609,862, 0.00% - 8.88%, 2/1/18 - 9/25/49)(a)(b)(e)	25,120,750	25,000,043
11/10/17 due 2/8/18:
(Collateralized by Corporate Obligations valued at $15,134,504, 0.00% - 9.68%, 4/15/21 - 6/13/50)(a)(b)(e)	14,066,150	13,998,939
(Collateralized by Corporate Obligations valued at $14,585,661, 0.00% - 6.63%, 3/1/18 - 1/15/87)(a)(b)(e)	14,066,150	13,998,939
TOTAL REPURCHASE AGREEMENTS
(Cost $195,000,000)		194,981,925
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,618,349,240)		7,629,314,047
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,504,468
NET ASSETS - 100%		$7,630,818,515

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,441,162,547 or 18.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,520,549
Total	$1,520,549

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,047,698,779	$--	$5,047,698,779	$--
U.S. Government and Government Agency Obligations	230,879,542	--	230,879,542	--
Bank Notes	51,837,817	--	51,837,817	--
Certificates of Deposit	434,196,842	--	434,196,842	--
Commercial Paper	1,117,420,427	--	1,117,420,427	--
Master Notes	100,000,000	--	100,000,000	--
Money Market Funds	452,298,715	452,298,715	--	--
Repurchase Agreements	194,981,925	--	194,981,925	--
Total Investments in Securities:	$7,629,314,047	$452,298,715	$7,177,015,332	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit, and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

November 30, 2017

SS1-QTLY-0118
1.9863242.102

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 3.1%
American Honda Finance Corp.:
1.5% 11/19/18	$3,105,000	$3,093,905
1.7% 2/22/19	1,546,000	1,539,565
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	7,418,000	7,402,474
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,000,000	1,976,345
1.65% 5/18/18 (a)	3,000,000	2,997,953
2.2% 5/5/20 (a)	5,000,000	4,975,324
2.25% 3/2/20 (a)	3,000,000	2,989,938
2.3% 1/6/20 (a)	4,300,000	4,292,779
2.3% 2/12/21 (a)	4,000,000	3,971,817
2.45% 5/18/20 (a)	2,000,000	2,000,991
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,000,000	3,991,950
2.4% 4/10/18	9,850,000	9,876,021
2.4% 5/9/19	5,000,000	5,000,591
2.45% 11/6/20	5,000,000	4,961,339
2.65% 4/13/20	3,008,000	3,013,157
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	2,000,000	1,996,250
		64,080,399
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	652,568
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	2,760,000	2,756,304
Media - 2.8%
21st Century Fox America, Inc.:
4.5% 2/15/21	8,640,000	9,132,627
8.25% 8/10/18	1,455,000	1,517,494
CBS Corp. 2.3% 8/15/19	3,393,000	3,396,328
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	9,500,000	9,654,856
Comcast Corp. 5.15% 3/1/20	4,500,000	4,788,947
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.0361% 9/20/19 (b)(c)	3,328,000	3,342,501
Historic Tw, Inc. 6.875% 6/15/18	5,000,000	5,125,644
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	9,983,965
NBCUniversal, Inc. 5.15% 4/30/20	5,000,000	5,344,548
Time Warner Cable, Inc. 6.75% 7/1/18	3,663,000	3,758,587
Time Warner, Inc. 4.75% 3/29/21	1,865,000	1,984,854
		58,030,351
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,180,000	4,148,733

TOTAL CONSUMER DISCRETIONARY		129,668,355

CONSUMER STAPLES - 4.4%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,731,391
2.65% 2/1/21	5,000,000	5,037,225
		19,768,616
Food & Staples Retailing - 0.9%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,531,486
2.25% 12/5/18	2,000,000	2,003,202
2.25% 8/12/19	2,680,000	2,677,353
2.8% 7/20/20	5,000,000	5,028,841
Kroger Co. 2.3% 1/15/19	4,080,000	4,087,013
		19,327,895
Food Products - 0.7%
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,047,211
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.9288% 5/30/19 (b)(c)	3,781,000	3,786,808
2.65% 8/15/19	2,471,000	2,484,374
		14,318,393
Tobacco - 1.8%
Bat Capital Corp. 2.297% 8/14/20 (a)	5,000,000	4,973,734
BAT International Finance PLC:
1.85% 6/15/18 (a)	8,000,000	7,995,237
2.75% 6/15/20 (a)	4,500,000	4,527,090
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,186,000	5,186,985
2.05% 7/20/18 (a)	5,300,000	5,299,439
Philip Morris International, Inc.:
1.375% 2/25/19	4,000,000	3,970,919
1.875% 1/15/19	3,100,000	3,098,358
Reynolds American, Inc. 3.25% 6/12/20	2,362,000	2,404,783
		37,456,545

TOTAL CONSUMER STAPLES		90,871,449

ENERGY - 5.5%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	170,000	169,898
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,657,080
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	5,449,000	5,470,903
		10,297,881
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	486,995
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,741,569
1.674% 2/13/18	3,918,000	3,918,684
1.676% 5/3/19	912,000	907,587
1.768% 9/19/19	4,198,000	4,173,269
2.315% 2/13/20	3,610,000	3,623,038
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	934,600
Cenovus Energy, Inc. 3% 8/15/22	1,139,000	1,124,804
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,228,734
ConocoPhillips Co. 2.2% 5/15/20	4,000,000	4,006,053
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,513
Energy Transfer Partners LP 2.5% 6/15/18	1,101,000	1,103,276
Enterprise Products Operating LP:
1.65% 5/7/18	5,506,000	5,500,214
2.55% 10/15/19	5,476,000	5,495,337
EOG Resources, Inc. 2.45% 4/1/20	4,995,000	4,999,144
EQT Corp. 2.5% 10/1/20	1,883,000	1,875,091
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	3,993,620
Kinder Morgan, Inc.:
2% 12/1/17	832,000	832,000
3.05% 12/1/19	5,096,000	5,139,993
Marathon Petroleum Corp. 2.7% 12/14/18	2,830,000	2,846,669
Petro-Canada 6.05% 5/15/18	3,047,000	3,100,414
Petroleos Mexicanos 5.5% 2/4/19	6,140,000	6,344,462
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,561,000	3,582,618
Shell International Finance BV 2.125% 5/11/20	12,509,000	12,495,933
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,176,000	3,363,817
TransCanada PipeLines Ltd.:
1.875% 1/12/18	4,751,000	4,751,000
2.125% 11/15/19	4,130,000	4,121,213
Western Gas Partners LP 5.375% 6/1/21	4,000,000	4,254,914
Williams Partners LP 3.6% 3/15/22	4,000,000	4,093,472
		102,275,033

TOTAL ENERGY		112,572,914

FINANCIALS - 32.0%
Banks - 17.0%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	10,500,000	10,498,121
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,006,360
Bank of America Corp.:
2.25% 4/21/20	1,700,000	1,695,620
2.6% 1/15/19	46,795,000	47,051,719
2.625% 10/19/20	7,000,000	7,027,958
2.65% 4/1/19	8,000,000	8,052,816
Bank of Montreal 2.1% 12/12/19	3,000,000	2,993,007
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 1.8526% 7/20/20 (a)(b)(c)	5,000,000	5,016,629
Barclays PLC:
2% 3/16/18	10,000,000	9,999,850
2.75% 11/8/19	5,000,000	5,024,265
BPCE SA 2.5% 12/10/18	3,000,000	3,013,122
Capital One NA 2.35% 1/31/20	4,000,000	3,986,634
Citibank NA 1.85% 9/18/19	5,000,000	4,974,096
Citigroup, Inc.:
1.7% 4/27/18	5,000,000	4,997,031
2.05% 6/7/19	8,000,000	7,972,017
2.4% 2/18/20	2,933,000	2,931,162
2.5% 9/26/18	9,000,000	9,034,699
2.5% 7/29/19	12,438,000	12,477,147
2.75% 4/25/22	3,000,000	2,992,759
Citizens Bank NA:
2.25% 3/2/20	4,500,000	4,483,131
2.25% 10/30/20	2,500,000	2,482,510
2.55% 5/13/21	2,684,000	2,675,474
Credit Agricole SA 2.625% 10/3/18 (a)	3,000,000	3,015,931
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	14,000,000	14,307,232
Credit Suisse New York Branch 1.75% 1/29/18	6,095,000	6,095,488
Discover Bank 2% 2/21/18	8,021,000	8,022,997
Fifth Third Bancorp:
2.875% 7/27/20	2,389,000	2,418,576
4.5% 6/1/18	2,133,000	2,159,143
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,047,378
2.625% 9/24/18	2,238,000	2,250,501
Huntington National Bank 2.375% 3/10/20	4,200,000	4,201,649
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,438,198
ING Groep NV 3.15% 3/29/22	4,250,000	4,296,136
JPMorgan Chase & Co.:
2.2% 10/22/19	1,459,000	1,459,488
2.25% 1/23/20	1,500,000	1,499,621
2.35% 1/28/19	11,088,000	11,128,624
2.55% 10/29/20	45,000,000	45,168,083
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,047,294
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,073,425
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	5,000,000	4,996,860
MUFG Americas Holdings Corp.:
1.625% 2/9/18	680,000	680,014
2.25% 2/10/20	1,364,000	1,358,459
Regions Financial Corp. 2.75% 8/14/22	3,254,000	3,237,560
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,487,235
2.15% 3/15/19	5,000,000	5,003,337
2.15% 10/26/20	5,000,000	4,969,130
SunTrust Bank 2.25% 1/31/20	6,050,000	6,050,720
The Toronto-Dominion Bank:
2.25% 11/5/19	5,000,000	5,011,850
2.5% 12/14/20	3,294,000	3,308,991
Wells Fargo & Co. 2.15% 1/15/19	10,000,000	10,007,465
Wells Fargo Bank NA 2.15% 12/6/19	10,165,000	10,156,698
Westpac Banking Corp.:
1.6% 8/19/19	4,000,000	3,960,712
2.15% 3/6/20	2,000,000	1,996,639
4.875% 11/19/19	2,000,000	2,100,327
		351,341,888
Capital Markets - 5.6%
CBOE Holdings, Inc. 1.95% 6/28/19	3,868,000	3,847,508
Deutsche Bank AG 2.7% 7/13/20	5,451,000	5,438,158
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,000,000	4,002,568
2.85% 5/10/19	5,100,000	5,122,491
Goldman Sachs Group, Inc.:
1.95% 7/23/19	5,000,000	4,973,684
2% 4/25/19	7,500,000	7,477,287
2.375% 1/22/18	10,673,000	10,681,432
2.625% 1/31/19	13,047,000	13,128,094
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,493,000	2,525,244
Moody's Corp.:
2.75% 7/15/19	3,257,000	3,281,777
2.75% 12/15/21	528,000	529,411
5.5% 9/1/20	5,251,000	5,668,618
Morgan Stanley:
2.45% 2/1/19	10,000,000	10,032,039
2.625% 11/17/21	15,000,000	14,966,678
2.65% 1/27/20	14,500,000	14,591,211
S&P Global, Inc. 2.5% 8/15/18	1,058,000	1,061,527
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,962,392
		115,290,119
Consumer Finance - 4.4%
American Express Credit Corp.:
1.875% 11/5/18	3,904,000	3,902,986
2.2% 3/3/20	4,000,000	3,993,818
2.25% 5/5/21	5,000,000	4,967,238
2.6% 9/14/20	6,000,000	6,043,543
Capital One Financial Corp.:
2.45% 4/24/19	2,492,000	2,498,612
2.5% 5/12/20	3,000,000	2,999,421
Caterpillar Financial Services Corp. 2.1% 1/10/20	2,930,000	2,925,473
Ford Motor Credit Co. LLC:
1.897% 8/12/19	2,000,000	1,982,048
2.262% 3/28/19	6,000,000	5,990,750
2.343% 11/2/20	2,000,000	1,980,384
2.425% 6/12/20	15,000,000	14,937,781
2.597% 11/4/19	2,500,000	2,508,878
3.336% 3/18/21	8,000,000	8,150,080
Hyundai Capital America:
2% 3/19/18 (a)	3,047,000	3,045,634
2% 7/1/19 (a)	4,000,000	3,949,808
Synchrony Financial:
2.6% 1/15/19	3,720,000	3,732,732
3% 8/15/19	2,024,000	2,043,222
Toyota Motor Credit Corp.:
1.55% 10/18/19	1,833,000	1,818,237
1.95% 4/17/20	12,750,000	12,686,250
		90,156,895
Diversified Financial Services - 0.9%
AIG Global Funding 2.15% 7/2/20 (a)	5,000,000	4,962,431
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.250% 1.6064% 1/11/19 (b)(c)	10,000,000	10,025,750
GE Capital International Funding Co. 2.342% 11/15/20	5,000,000	4,984,400
		19,972,581
Insurance - 4.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,050,329
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,006,697
AIA Group Ltd. 2.25% 3/11/19 (a)	5,167,000	5,140,677
American International Group, Inc. 2.3% 7/16/19	8,696,000	8,699,739
Aon Corp. 5% 9/30/20	1,538,000	1,645,553
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,753,779
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,465,000	2,633,437
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,812,581
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,000,000	4,942,188
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	6,073,000	6,072,438
1.55% 9/13/19 (a)	5,100,000	5,050,379
1.75% 9/19/19 (a)	5,000,000	4,953,911
2.05% 6/12/20 (a)	5,000,000	4,969,314
New York Life Global Funding:
1.5% 10/24/19 (a)	4,500,000	4,441,232
1.55% 11/2/18 (a)	3,120,000	3,112,146
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	1,999,927
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,762,613
2.25% 10/15/18 (a)	2,500,000	2,508,538
Protective Life Global Funding 2.161% 9/25/20 (a)	5,000,000	4,949,412
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	4,818,000	4,868,298
Unum Group 5.625% 9/15/20	1,900,000	2,053,166
		84,426,354

TOTAL FINANCIALS		661,187,837

HEALTH CARE - 5.6%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	4,368,000	4,367,603
2.5% 5/14/20	4,115,000	4,136,116
Amgen, Inc. 2.2% 5/22/19	3,596,000	3,599,977
Celgene Corp. 2.125% 8/15/18	1,519,000	1,522,808
		13,626,504
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories:
2.35% 11/22/19	10,000,000	10,011,800
2.8% 9/15/20	4,134,000	4,167,971
Becton, Dickinson & Co. 2.404% 6/5/20	10,000,000	9,936,011
Danaher Corp. 1.65% 9/15/18	3,659,000	3,653,352
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,716,699
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,526,011
		36,011,844
Health Care Providers & Services - 0.6%
Anthem, Inc. 2.5% 11/21/20	4,000,000	4,001,956
Cardinal Health, Inc. 1.95% 6/15/18	482,000	482,043
Express Scripts Holding Co. 2.6% 11/30/20	2,519,000	2,519,079
UnitedHealth Group, Inc. 1.9% 7/16/18	2,929,000	2,931,001
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,385,320
		11,319,399
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	2,731,000	2,735,957
Pharmaceuticals - 2.5%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3903% 3/12/18 (b)(c)	6,095,000	6,108,954
3% 3/12/20	10,136,000	10,228,666
3.45% 3/15/22	5,000,000	5,083,222
Mylan N.V.:
2.5% 6/7/19	7,096,000	7,090,586
3% 12/15/18	3,000,000	3,020,116
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	10,000,000	9,903,800
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,000,000	4,954,562
1.7% 7/19/19	2,516,000	2,436,112
2.2% 7/21/21	3,000,000	2,756,731
Zoetis, Inc. 3.45% 11/13/20	437,000	448,471
		52,031,220

TOTAL HEALTH CARE		115,724,924

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	4,992,697
Rockwell Collins, Inc. 1.95% 7/15/19	1,728,000	1,721,606
		6,714,303
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	1,971	2,003
Delta Air Lines, Inc. 2.875% 3/13/20	5,000,000	5,034,065
		5,036,068
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19	858,000	852,274
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.4% 10/30/19	5,000,000	4,949,906
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	2,677,000	2,670,833
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,198,458
2.125% 1/15/20	2,027,000	2,015,305
2.625% 9/4/18	1,642,000	1,647,454
International Lease Finance Corp. 5.875% 4/1/19	4,000,000	4,177,792
		9,039,009

TOTAL INDUSTRIALS		29,262,393

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.5%
Cisco Systems, Inc.:
1.4% 9/20/19	8,000,000	7,918,635
1.65% 6/15/18	3,300,000	3,299,625
		11,218,260
Electronic Equipment & Components - 0.8%
Amphenol Corp. 2.2% 4/1/20	6,679,000	6,655,569
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	9,000,000	9,115,638
Tyco Electronics Group SA 2.375% 12/17/18	526,000	527,682
		16,298,889
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,749,683
3.65% 8/22/18	1,415,000	1,432,340
		5,182,023
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,024,329

TOTAL INFORMATION TECHNOLOGY		36,723,501

MATERIALS - 1.0%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,849,315
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,408,959
1.55% 1/12/18	6,598,000	6,596,675
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,619,750
		21,474,699
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,279,798
ERP Operating LP 2.375% 7/1/19	1,567,000	1,572,125
Health Care REIT, Inc. 2.25% 3/15/18	1,081,000	1,082,530
Select Income REIT 2.85% 2/1/18	5,782,000	5,787,317
		13,721,770
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	1,558,000	1,542,581
3.4% 10/1/20	3,069,000	3,140,090
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,652,826
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,584,555
		9,920,052

TOTAL REAL ESTATE		23,641,822

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.3% 3/11/19	2,271,000	2,273,825
2.45% 6/30/20	17,444,000	17,420,974
British Telecommunications PLC 2.35% 2/14/19	7,499,000	7,518,112
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,370,000	2,450,846
Verizon Communications, Inc.:
1.75% 8/15/21	4,384,000	4,261,175
2.946% 3/15/22	1,996,000	2,007,405
		35,932,337
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,434,702

TOTAL TELECOMMUNICATION SERVICES		40,367,039

UTILITIES - 5.1%
Electric Utilities - 2.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	3,772,000	3,772,002
2.15% 11/13/20	2,577,000	2,566,223
Duke Energy Corp.:
1.8% 9/1/21	1,183,000	1,152,460
2.1% 6/15/18	5,129,000	5,133,459
Edison International 2.125% 4/15/20	5,000,000	4,979,255
Eversource Energy 1.45% 5/1/18	726,000	724,938
Exelon Corp.:
2.85% 6/15/20	6,763,000	6,826,691
3.497% 6/1/22 (b)	1,869,000	1,912,865
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 1.6714% 11/6/20 (b)(c)	10,000,000	9,999,998
ITC Holdings Corp. 2.7% 11/15/22 (a)	2,577,000	2,568,612
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	807,000	805,400
Southern Co. 1.85% 7/1/19	7,000,000	6,964,075
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9503% 4/10/18 (b)(c)	3,260,000	3,263,151
		50,669,129
Gas Utilities - 0.4%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	4,996,572
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 1.8773% 11/29/19 (b)(c)	4,000,000	3,998,434
		8,995,006
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	522,000	520,361
2.7% 6/15/21	514,000	513,927
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,000,000	2,009,170
Southern Power Co. 1.5% 6/1/18	2,491,000	2,486,904
		5,530,362
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co. 2% 11/15/18	2,552,000	2,553,418
CenterPoint Energy, Inc. 2.5% 9/1/22	941,000	929,445
Consolidated Edison, Inc. 2% 3/15/20	1,107,000	1,101,188
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	2,319,000	2,179,860
1.6% 8/15/19	1,266,000	1,252,782
1.875% 1/15/19	5,350,000	5,327,080
1.9% 6/15/18	2,656,000	2,656,307
2.5% 12/1/19	4,588,000	4,596,905
Public Service Enterprise Group, Inc. 1.6% 11/15/19	1,962,000	1,932,415
Sempra Energy 1.625% 10/7/19	3,461,000	3,419,104
Wisconsin Energy Corp.:
1.65% 6/15/18	3,138,000	3,135,031
2.45% 6/15/20	10,000,000	10,027,819
		39,111,354

TOTAL UTILITIES		104,305,851

TOTAL NONCONVERTIBLE BONDS
(Cost $1,369,497,210)		1,365,800,784

U.S. Treasury Obligations - 13.4%
U.S. Treasury Notes:
1.375% 3/31/20	$66,959,000	$66,242,330
1.375% 4/30/20	18,501,000	18,290,696
1.5% 5/15/20	23,031,000	22,833,977
1.625% 11/15/20	18,613,000	18,532,295
1.75% 12/31/20	122,000,000	121,308,984
1.875% 9/30/22	30,000,000	29,634,375
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $279,047,639)		276,842,657

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.6%
12 month U.S. LIBOR + 1.597% 3.241% 11/1/34 (b)(c)	139,976	144,498
12 month U.S. LIBOR + 1.640% 3.332% 10/1/35 (b)(c)	979,864	1,025,522
12 month U.S. LIBOR + 1.674% 3.362% 2/1/35 (b)(c)	252,305	263,613
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	287,586	298,342
12 month U.S. LIBOR + 1.685% 3.352% 2/1/40 (b)(c)	572,572	605,629
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	206,458	215,216
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	288,401	303,843
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	232,752	246,599
12 month U.S. LIBOR + 1.750% 3.341% 1/1/40 (b)(c)	343,602	356,976
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (b)(c)	667,389	700,246
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	265,418	275,997
12 month U.S. LIBOR + 1.800% 3.55% 8/1/41 (b)(c)	57,138	59,556
12 month U.S. LIBOR + 1.800% 3.55% 9/1/41 (b)(c)	541,420	570,677
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(c)	183,153	190,536
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	56,948	59,796
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	67,769	71,102
12 month U.S. LIBOR + 1.810% 3.439% 2/1/40 (b)(c)	185,750	195,080
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (b)(c)	62,159	65,142
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(c)	982,154	1,029,587
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	119,566	126,697
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (b)(c)	152,755	159,215
12 month U.S. LIBOR + 1.818% 3.51% 4/1/35 (b)(c)	416,553	439,534
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(c)	99,547	103,427
12 month U.S. LIBOR + 1.835% 3.571% 3/1/40 (b)(c)	245,966	258,420
12 month U.S. LIBOR + 2.207% 3.092% 5/1/35 (b)(c)	247,304	259,119
12 month U.S. LIBOR + 2.253% 3.18% 7/1/35 (b)(c)	250,155	264,265
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.14% 12/1/33 (b)(c)	126,379	132,471
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.912% 12/1/34 (b)(c)	116,635	123,506
U.S. TREASURY 1 YEAR INDEX + 2.360% 3.267% 11/1/34 (b)(c)	1,076,970	1,141,608
5.5% 1/1/18 to 11/1/34	2,358,251	2,610,961
7.5% 11/1/31	510	599

TOTAL FANNIE MAE		12,297,779

Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.630% 3.238% 11/1/35 (b)(c)	100,040	103,237
12 month U.S. LIBOR + 1.785% 3.528% 4/1/40 (b)(c)	184,611	193,334
12 month U.S. LIBOR + 1.822% 3.542% 8/1/36 (b)(c)	121,095	127,762
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (b)(c)	577,106	603,000
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (b)(c)	105,012	110,531
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (b)(c)	123,164	130,493
12 month U.S. LIBOR + 1.880% 3.63% 8/1/41 (b)(c)	288,667	306,574
12 month U.S. LIBOR + 1.880% 3.63% 9/1/41 (b)(c)	166,711	174,102
12 month U.S. LIBOR + 1.905% 3.608% 2/1/40 (b)(c)	205,001	215,610
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	204,741	215,307
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (b)(c)	126,350	131,801
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(c)	115,165	122,309
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (b)(c)	153,595	160,477
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (b)(c)	139,663	145,950
3.5% 8/1/26	3,572,794	3,696,586
4% 9/1/25 to 4/1/26	1,244,269	1,295,736
4.5% 8/1/18 to 11/1/18	224,119	226,037
5% 4/1/20	107,665	109,145
8.5% 5/1/27 to 7/1/28	33,448	39,093

TOTAL FREDDIE MAC		8,107,084

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	224,240	258,998
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $20,835,891)		20,663,861

Asset-Backed Securities - 12.4%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$243,005	$249,028
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	136,148	135,674
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	14,160	14,268
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	3,160,000	3,148,392
Ally Master Owner Trust Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,339,378
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	5,839,000	5,823,959
Series 2017-3 Class A, 1.1644% 11/15/22	4,260,000	4,228,872
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	362,646	362,536
Series 2015-3 Class A3, 1.54% 3/9/20	2,135,106	2,134,785
Series 2016-1 Class A3, 1.81% 10/8/20	1,421,564	1,421,445
Series 2016-2 Class A2A, 1.42% 10/8/19	293,256	293,202
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	18,431	17,098
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	115,119	110,005
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	52,027	52,136
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	221,099	84,865
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	5,230,000	5,218,650
Series 2017-A2 Class A2, 1.84% 1/17/23	4,769,000	4,731,280
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	1,860,659	1,858,876
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,417,000	2,407,464
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	2,896,000	2,883,870
Series 2016-A3 Class A3, 1.34% 4/15/22	5,080,000	5,030,758
Series 2016-A4 Class A4, 1.33% 6/15/22	4,194,000	4,147,408
Series 2017-A4 Class A4, 1.99% 7/17/23	4,148,000	4,131,177
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	813,450	812,714
Series 2015-2 Class A3, 1.37% 3/16/20	1,494,484	1,492,121
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	3,622,000	3,586,131
Series 2017-4 Class A3, 2.15% 10/17/22	1,715,000	1,710,004
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	369,893	311,823
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	5,057,000	5,011,040
Series 2016-A5 Class A5, 1.27% 7/15/21	5,070,000	5,010,045
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,606,000	3,600,980
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	1,582,138	1,580,722
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	458,056	457,918
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,228,035
Series 2016-A1 Class A1, 1.75% 11/19/21	5,165,000	5,135,339
Series 2017-A2 Class A2, 1.74% 1/19/21	5,329,000	5,319,330
Series 2017-A8 Class A8, 1.88% 8/8/22	6,000,000	5,958,162
Series 2017-A9 Class A9, 1.8% 9/20/21	4,185,000	4,167,347
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	2,639,825	2,640,596
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.8286% 7/25/34 (b)(c)	91,880	82,486
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	10,467	9,899
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	15,754	15,786
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9379% 12/25/33 (b)(c)	62,458	60,676
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,413,000	1,410,687
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,042,403
Series 2016-A4 Class A4, 1.39% 3/15/22	4,210,000	4,162,079
Series 2017-A6 Class A6, 1.88% 2/15/23	3,212,000	3,190,807
DLL Securitization Trust Series 2017-A Class A3, 0% 12/15/21 (a)	3,334,000	3,333,407
Enterprise Fleet Financing LLC:
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	290,044	289,932
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,555,063	1,552,887
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,718,000	2,721,661
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.7372% 5/28/35 (b)(c)	179,446	165,703
Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	83,201	80,181
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	2,570,000	2,553,782
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,042,072	1,047,204
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	10,886,000	10,933,497
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,203,000	6,240,720
Series 2017-A Class A3, 1.67% 6/15/21	3,761,000	3,742,524
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,808,268
Series 2015-5 Class A, 2.39% 8/15/22	8,650,000	8,681,822
Series 2016-3 Class A1, 1.55% 7/15/21	2,000,000	1,983,246
Series 2017-2 Class A1, 2.37% 9/15/22	4,162,000	4,156,562
Fremont Home Loan Trust:
Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.8275% 11/25/34 (b)(c)	283	0
Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (b)(c)	194,673	192,757
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	71,232	57,104
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	229,159	218,855
GM Financial Automobile Leasing Trust Series 2015-2 Class A3, 1.68% 12/20/18	1,001,197	1,001,292
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,471,170
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,055,985
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,357,000	3,354,407
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	14,841	15,009
Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.0286% 6/25/34 (b)(c)	41,022	40,591
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	3,749,000	3,735,166
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	257,187	179,275
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,066,000	2,059,376
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	325,647	325,646
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	3,435,307	3,430,906
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,027,605
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	1,961,000	1,956,651
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	157,000	115,396
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.4786% 7/25/36 (b)(c)	2,196,278	1,137,124
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	3,998,000	3,973,615
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	6,216	5,864
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	8,006	7,882
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	486	300
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	149,121	144,666
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	111,970	108,494
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	20,767	20,468
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	23,696	1,025
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.8075% 3/25/66 (a)(b)(c)	2,447,923	2,452,113
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	3,752,000	3,719,938
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,165,000	3,141,124
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 1.6689% 4/18/22 (b)(c)	3,000,000	3,015,664
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	396,379	393,235
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	882,211	888,906
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	140,224	112,068
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (b)(c)	302,836	303,516
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	2,916,000	2,910,877
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	1,048	966
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	4,043,000	4,038,551
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (b)(c)	95,223	94,139
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,354,000	2,345,570
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	7,005,000	6,980,204
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,485,000	2,485,000
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	165,216	165,114
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.19% 9/15/33 (b)(c)	404,628	403,560
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	2,997,034
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,501,764
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	784,178	783,734
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	117,662	112,530
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	1,708,000	1,702,521
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,289,000	2,273,382
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,592,000	3,569,678
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,226,000	4,202,355
Series 2017-1A Class A, 2.06% 9/20/21 (a)	5,500,000	5,493,311
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,200,000	4,187,966
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	1,404,409	1,403,594
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	1,042,505	1,042,484
TOTAL ASSET-BACKED SECURITIES
(Cost $257,245,256)		256,471,179

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6246% 5/27/35 (a)(b)	762,222	764,733
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	60,764	59,540
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (a)(b)(c)	5,500,000	5,498,955
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	27,897	19,771
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	3,660	3,616

TOTAL PRIVATE SPONSOR		6,346,615

U.S. Government Agency - 0.1%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	117,997	131,064
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	602,583	638,009

TOTAL U.S. GOVERNMENT AGENCY		769,073

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,151,927)		7,115,688

Commercial Mortgage Securities - 3.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(d)	42,849	390
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,769,043	1,750,751
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 5/15/32 (a)(b)(c)	2,076,582	2,076,580
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	467,224	437,600
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (a)(b)(c)	19,010	14,789
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	149,162	138,744
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (a)(b)(c)	48,497	44,731
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (a)(b)(c)	64,277	58,758
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (a)(b)(c)	35,669	31,905
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (a)(b)(c)	35,669	27,101
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (a)(b)(c)	36,222	27,708
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	272,803	253,629
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	53,713	51,306
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	50,344	47,690
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	68,370	63,772
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	51,496	47,977
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	55,235	51,198
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	89,629	76,995
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	140,575	117,052
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	52,296	40,241
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 1.7879% 9/25/37 (a)(b)(c)	699,656	486,440
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	4,292,018	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.3003% 10/15/32 (a)(b)(c)	2,966,000	2,970,592
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 5/15/30 (a)(b)(c)	3,365,000	3,367,122
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.0403% 7/15/28 (a)(b)(c)	3,028,000	3,031,788
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1003% 7/15/32 (a)(b)(c)	2,878,000	2,878,728
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	2,915,000	2,973,683
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	1,390,260	1,373,438
CSMC Series 2015-TOWN Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 3/15/28 (a)(b)(c)	4,340,000	4,339,995
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	973,151	965,083
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(c)	1,060,594	1,061,224
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	494,640	494,106
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6 Class A3, 3.482% 1/10/45	2,165,821	2,234,730
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	6,568,307	6,737,789
Series 2016-GS4 Class A1, 1.532% 11/10/49	449,624	444,435
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	2,529,000	2,558,913
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,770,000	1,831,172
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	8,153,571	8,018,473
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,504,196	1,553,335
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	690,963	695,900
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(c)	1,463,000	1,467,108
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0389% 9/15/28 (a)(b)(c)	1,448,723	1,452,798
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,457,134	1,443,838
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	1,087,887	1,068,849
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	4,256,000	4,245,208
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5889% 6/15/29 (a)(b)(c)	2,345,000	2,347,931
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	1,302,651	1,301,785
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,273,202	1,259,978
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	1,036,520	1,029,037
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	1,068,992	1,072,400
Series 2013-C12 Class ASB, 2.838% 3/15/48	441,000	445,799
Series 2013-C16 Class ASB, 3.963% 9/15/46	922,000	961,151
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,142,000	1,183,767
Series 2013-C13 Class A1, 0.778% 5/15/45	75,100	75,052
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $72,970,028)		72,730,564

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $2,937,218)	2,850,000	2,948,810

Foreign Government and Government Agency Obligations - 0.5%
Alberta Province 1.9% 12/6/19	$7,000,000	$6,962,130
Ontario Province 1.25% 6/17/19	3,060,000	3,023,096
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,034,450)		9,985,226

Bank Notes - 1.6%
Capital One NA 1.85% 9/13/19	3,000,000	2,972,838
Citibank NA 2.1% 6/12/20	5,000,000	4,972,202
Citizens Bank NA 2.3% 12/3/18	1,351,000	1,353,819
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,016,396
KeyBank NA:
1.65% 2/1/18	$1,763,000	$1,763,003
2.5% 12/15/19	1,749,000	1,755,904
PNC Bank NA:
1.7% 12/7/18	10,000,000	9,971,991
2.45% 11/5/20	5,000,000	5,014,876
TOTAL BANK NOTES
(Cost $33,967,724)		33,821,029
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.13% (f)
(Cost $9,469,464)	9,467,639	9,469,532
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,063,156,807)		2,055,849,330
NET OTHER ASSETS (LIABILITIES) - 0.4%		8,062,175
NET ASSETS - 100%		$2,063,911,505

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,065,727 or 17.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,689
Total	$42,689

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,365,800,784	$--	$1,365,800,784	$--
U.S. Government and Government Agency Obligations	276,842,657	--	276,842,657	--
U.S. Government Agency - Mortgage Securities	20,663,861	--	20,663,861	--
Asset-Backed Securities	256,471,179	--	256,471,179	--
Collateralized Mortgage Obligations	7,115,688	--	7,115,688	--
Commercial Mortgage Securities	72,730,564	--	72,730,564	--
Municipal Securities	2,948,810	--	2,948,810	--
Foreign Government and Government Agency Obligations	9,985,226	--	9,985,226	--
Bank Notes	33,821,029	--	33,821,029	--
Money Market Funds	9,469,532	9,469,532	--	--
Total Investments in Securities:	$2,055,849,330	$9,469,532	$2,046,379,798	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Short-Term Credit Fund

November 30, 2017

ASS1-QTLY-0118
1.9863258.102

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 72.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 4.0%
American Honda Finance Corp.:
1.5% 11/19/18	$305,000	$303,910
1.7% 2/22/19	166,000	165,309
2% 2/14/20	500,000	498,102
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	704,000	702,527
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	300,000	296,452
1.65% 5/18/18 (a)	500,000	499,659
2.2% 5/5/20 (a)	350,000	348,273
2.25% 3/2/20 (a)	200,000	199,329
2.3% 1/6/20 (a)	400,000	399,328
2.3% 2/12/21 (a)	350,000	347,534
2.45% 5/18/20 (a)	200,000	200,099
General Motors Financial Co., Inc.:
2.35% 10/4/19	400,000	399,195
2.4% 4/10/18	799,000	801,111
2.4% 5/9/19	750,000	750,089
2.45% 11/6/20	400,000	396,907
2.65% 4/13/20	285,000	285,489
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	500,000	499,062
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	499,933
		7,592,308
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.1% 12/7/18	71,000	71,062
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	252,000	251,663
Media - 3.2%
21st Century Fox America, Inc.:
4.5% 2/15/21	680,000	718,772
8.25% 8/10/18	140,000	146,013
CBS Corp. 2.3% 8/15/19	337,000	337,331
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	1,400,000	1,422,821
Comcast Corp. 5.15% 3/1/20	500,000	532,105
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.0361% 9/20/19 (b)(c)	302,000	303,316
Historic Tw, Inc. 6.875% 6/15/18	500,000	512,564
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	998,397
NBCUniversal, Inc. 5.15% 4/30/20	500,000	534,455
Time Warner Cable, Inc. 6.75% 7/1/18	349,000	358,107
Time Warner, Inc. 4.75% 3/29/21	192,000	204,339
		6,068,220
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	390,000	387,083

TOTAL CONSUMER DISCRETIONARY		14,370,336

CONSUMER STAPLES - 5.9%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,724,651
2.65% 2/1/21	350,000	352,606
		2,077,257
Food & Staples Retailing - 1.1%
CVS Health Corp.:
1.9% 7/20/18	171,000	170,861
2.25% 12/5/18	710,000	711,137
2.25% 8/12/19	500,000	499,506
2.8% 7/20/20	200,000	201,154
Kroger Co. 2.3% 1/15/19	391,000	391,672
		1,974,330
Food Products - 1.1%
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,116,445
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.9288% 5/30/19 (b)(c)	356,000	356,547
2.65% 8/15/19	679,000	682,675
		2,155,667
Tobacco - 2.6%
Bat Capital Corp. 2.297% 8/14/20 (a)	500,000	497,373
BAT International Finance PLC:
1.85% 6/15/18 (a)	1,000,000	999,405
2.75% 6/15/20 (a)	500,000	503,010
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	900,000	900,171
2.05% 7/20/18 (a)	400,000	399,958
Philip Morris International, Inc.:
1.375% 2/25/19	432,000	428,859
1.875% 1/15/19	400,000	399,788
Reynolds American, Inc.:
2.3% 6/12/18	578,000	579,164
3.25% 6/12/20	127,000	129,300
		4,837,028

TOTAL CONSUMER STAPLES		11,044,282

ENERGY - 6.2%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	12,000	11,993
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	317,170
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	561,000	563,255
		892,418
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	51,876
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,193,506
1.676% 5/3/19	96,000	95,535
1.768% 9/19/19	381,000	378,755
2.315% 2/13/20	352,000	353,271
2.521% 1/15/20	500,000	504,325
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	73,968
Cenovus Energy, Inc. 3% 8/15/22	104,000	102,704
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	237,398
ConocoPhillips Co. 2.2% 5/15/20	350,000	350,530
Energy Transfer Partners LP 2.5% 6/15/18	111,000	111,229
Enterprise Products Operating LP:
1.65% 5/7/18	605,000	604,364
2.55% 10/15/19	535,000	536,889
EOG Resources, Inc. 2.45% 4/1/20	472,000	472,392
EQT Corp. 2.5% 10/1/20	171,000	170,282
Exxon Mobil Corp. 1.708% 3/1/19	500,000	499,202
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	18,043
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	404,462
Marathon Petroleum Corp. 2.7% 12/14/18	293,000	294,726
Petro-Canada 6.05% 5/15/18	179,000	182,138
Petroleos Mexicanos 5.5% 2/4/19	730,000	754,309
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	324,000	325,967
Shell International Finance BV 2.125% 5/11/20	1,216,000	1,214,730
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	300,000	317,741
TransCanada PipeLines Ltd.:
1.875% 1/12/18	358,000	358,000
2.125% 11/15/19	380,000	379,192
Western Gas Partners LP 5.375% 6/1/21	400,000	425,491
Williams Partners LP 3.6% 3/15/22	400,000	409,347
		10,820,372

TOTAL ENERGY		11,712,790

FINANCIALS - 31.7%
Banks - 17.1%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	1,000,000	999,821
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	750,795
Bank of America Corp.:
2.25% 4/21/20	160,000	159,588
2.6% 1/15/19	4,600,000	4,625,236
2.625% 10/19/20	2,000,000	2,007,988
2.65% 4/1/19	500,000	503,301
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 1.8526% 7/20/20 (a)(b)(c)	500,000	501,663
Barclays PLC 2% 3/16/18	1,350,000	1,349,980
Capital One NA 2.35% 1/31/20	300,000	298,998
Citibank NA 1.85% 9/18/19	500,000	497,410
Citigroup, Inc.:
1.7% 4/27/18	850,000	849,495
2.05% 6/7/19	500,000	498,251
2.15% 7/30/18	300,000	300,488
2.4% 2/18/20	241,000	240,849
2.5% 9/26/18	300,000	301,157
2.5% 7/29/19	925,000	927,911
2.75% 4/25/22	300,000	299,276
Citizens Bank NA:
2.25% 3/2/20	350,000	348,688
2.25% 10/30/20	250,000	248,251
2.45% 12/4/19	270,000	270,229
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	1,000,000	1,021,945
Credit Suisse New York Branch 1.75% 1/29/18	358,000	358,029
Discover Bank:
2% 2/21/18	447,000	447,111
2.6% 11/13/18	500,000	502,291
Fifth Third Bancorp 4.5% 6/1/18	223,000	225,733
HSBC U.S.A., Inc. 1.7% 3/5/18	216,000	216,027
Huntington National Bank 2.375% 3/10/20	400,000	400,157
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	1,000,036
ING Groep NV 3.15% 3/29/22	400,000	404,342
JPMorgan Chase & Co.:
2.25% 1/23/20	150,000	149,962
2.35% 1/28/19	1,250,000	1,254,580
2.55% 10/29/20	4,000,000	4,014,941
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	268,026
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	500,000	499,686
Regions Financial Corp. 2.75% 8/14/22	299,000	297,489
Royal Bank of Canada:
1.625% 4/15/19	250,000	248,723
2.15% 3/15/19	500,000	500,334
2.15% 10/26/20	350,000	347,839
SunTrust Bank 2.25% 1/31/20	750,000	750,089
The Toronto-Dominion Bank:
2.25% 11/5/19	500,000	501,185
2.5% 12/14/20	304,000	305,384
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,001,493
Westpac Banking Corp.:
1.6% 8/19/19	300,000	297,053
2.15% 3/6/20	250,000	249,580
		32,241,410
Capital Markets - 5.6%
CBOE Holdings, Inc. 1.95% 6/28/19	359,000	357,098
Deutsche Bank AG 2.7% 7/13/20	360,000	359,152
Deutsche Bank AG London Branch:
2.5% 2/13/19	500,000	500,321
2.85% 5/10/19	530,000	532,337
Goldman Sachs Group, Inc.:
1.95% 7/23/19	250,000	248,684
2% 4/25/19	1,000,000	996,972
2.375% 1/22/18	1,393,000	1,394,100
2.55% 10/23/19	180,000	180,519
2.625% 1/31/19	768,000	772,774
IntercontinentalExchange, Inc. 2.75% 12/1/20	261,000	264,376
Moody's Corp.:
2.75% 7/15/19	440,000	443,347
2.75% 12/15/21	51,000	51,136
5.5% 9/1/20	483,000	521,414
Morgan Stanley:
2.45% 2/1/19	750,000	752,403
2.625% 11/17/21	750,000	748,334
2.65% 1/27/20	1,250,000	1,257,863
S&P Global, Inc. 2.5% 8/15/18	116,000	116,387
UBS AG London Branch 2.2% 6/8/20 (a)	500,000	497,650
UBS AG Stamford Branch 2.375% 8/14/19	500,000	501,358
		10,496,225
Consumer Finance - 4.4%
American Express Credit Corp.:
1.875% 11/5/18	700,000	699,818
2.2% 3/3/20	500,000	499,227
2.25% 5/5/21	500,000	496,724
Capital One Financial Corp. 2.45% 4/24/19	250,000	250,663
Caterpillar Financial Services Corp. 2.1% 1/10/20	287,000	286,557
Ford Motor Credit Co. LLC:
1.897% 8/12/19	250,000	247,756
2.262% 3/28/19	400,000	399,383
2.343% 11/2/20	500,000	495,096
2.425% 6/12/20	1,500,000	1,493,778
3.336% 3/18/21	500,000	509,380
Hyundai Capital America:
2% 3/19/18 (a)	179,000	178,920
2% 7/1/19 (a)	500,000	493,726
2.875% 8/9/18 (a)	127,000	127,413
Synchrony Financial:
2.6% 1/15/19	434,000	435,485
3% 8/15/19	192,000	193,823
Toyota Motor Credit Corp.:
1.55% 10/18/19	181,000	179,542
1.95% 4/17/20	1,250,000	1,243,750
		8,231,041
Diversified Financial Services - 0.5%
AIG Global Funding 2.15% 7/2/20 (a)	496,000	492,273
GE Capital International Funding Co. 2.342% 11/15/20	500,000	498,440
		990,713
Insurance - 4.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	112,142
AFLAC, Inc. 2.4% 3/16/20	500,000	501,116
AIA Group Ltd. 2.25% 3/11/19 (a)	533,000	530,285
American International Group, Inc. 2.3% 7/16/19	832,000	832,358
Aon Corp. 5% 9/30/20	170,000	181,888
Assurant, Inc. 2.5% 3/15/18	600,000	601,085
Hartford Financial Services Group, Inc. 5.5% 3/30/20	233,000	248,921
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	210,793
MassMutual Global Funding II 1.55% 10/11/19 (a)	500,000	494,219
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	500,000	495,135
2.05% 6/12/20 (a)	500,000	496,931
New York Life Global Funding:
1.5% 10/24/19 (a)	500,000	493,470
1.55% 11/2/18 (a)	330,000	329,169
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	428,707
2.25% 10/15/18 (a)	500,000	501,708
Protective Life Global Funding 2.161% 9/25/20 (a)	500,000	494,941
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	461,000	465,813
Unum Group 5.625% 9/15/20	180,000	194,511
		7,613,192

TOTAL FINANCIALS		59,572,581

HEALTH CARE - 6.2%
Biotechnology - 1.1%
AbbVie, Inc.:
1.8% 5/14/18	962,000	961,913
2.5% 5/14/20	221,000	222,134
Amgen, Inc. 2.2% 5/22/19	750,000	750,829
Celgene Corp. 2.125% 8/15/18	168,000	168,421
		2,103,297
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories:
2.35% 11/22/19	1,000,000	1,001,180
2.8% 9/15/20	384,000	387,156
Becton, Dickinson & Co. 2.404% 6/5/20	1,000,000	993,601
Danaher Corp. 1.65% 9/15/18	396,000	395,389
Medtronic, Inc. 1.5% 3/15/18	296,000	295,896
Zimmer Biomet Holdings, Inc. 2% 4/1/18	440,000	440,390
		3,513,612
Health Care Providers & Services - 0.6%
Anthem, Inc. 2.5% 11/21/20	400,000	400,196
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,005
Express Scripts Holding Co. 2.6% 11/30/20	231,000	231,007
UnitedHealth Group, Inc. 1.9% 7/16/18	326,000	326,223
WellPoint, Inc. 1.875% 1/15/18	115,000	115,027
		1,123,458
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	83,000	83,151
Pharmaceuticals - 2.5%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3903% 3/12/18 (b)(c)	447,000	448,023
3% 3/12/20	780,000	787,131
3.45% 3/15/22	500,000	508,322
Mylan N.V.:
2.5% 6/7/19	717,000	716,453
3% 12/15/18	250,000	251,676
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	1,000,000	990,380
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	575,000	569,775
1.7% 7/19/19	211,000	204,300
2.2% 7/21/21	250,000	229,728
Zoetis, Inc. 3.45% 11/13/20	47,000	48,234
		4,754,022

TOTAL HEALTH CARE		11,577,540

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 1.85% 11/23/18	500,000	499,270
Rockwell Collins, Inc. 1.95% 7/15/19	164,000	163,393
		662,663
Airlines - 0.3%
Delta Air Lines, Inc. 2.875% 3/13/20	500,000	503,407
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	89,000	88,406
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.4% 10/30/19	500,000	494,991
Roper Technologies, Inc. 2.05% 10/1/18	214,000	214,006
		708,997
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	263,000	262,394
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	88,000	88,034
2.125% 1/15/20	192,000	190,892
2.625% 9/4/18	180,000	180,598
		459,524

TOTAL INDUSTRIALS		2,685,391

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.5%
Cisco Systems, Inc. 1.4% 9/20/19	1,000,000	989,829
Electronic Equipment & Components - 0.6%
Amphenol Corp. 2.2% 4/1/20	634,000	631,776
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	500,000	506,424
Tyco Electronics Group SA 2.375% 12/17/18	40,000	40,128
		1,178,328
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	199,036
3.65% 8/22/18	388,000	392,755
		591,791
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	500,000	503,041

TOTAL INFORMATION TECHNOLOGY		3,262,989

MATERIALS - 1.1%
Chemicals - 1.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,119,929
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,997
1.55% 1/12/18	858,000	857,828
		2,083,754
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	500,000	506,310
ERP Operating LP 2.375% 7/1/19	114,000	114,373
Health Care REIT, Inc. 2.25% 3/15/18	61,000	61,086
Select Income REIT 2.85% 2/1/18	542,000	542,498
Simon Property Group LP 2.35% 1/30/22	82,000	81,309
		1,305,576
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	143,000	141,585
3.4% 10/1/20	290,000	296,717
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,062
Washington Prime Group LP 3.85% 4/1/20	259,000	259,983
		822,347

TOTAL REAL ESTATE		2,127,923

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
2.3% 3/11/19	238,000	238,296
2.375% 11/27/18	500,000	501,772
2.45% 6/30/20	1,386,000	1,384,170
British Telecommunications PLC 2.35% 2/14/19	886,000	888,258
Deutsche Telekom International Financial BV 6.75% 8/20/18	228,000	235,778
Verizon Communications, Inc.:
1.75% 8/15/21	438,000	425,729
2.946% 3/15/22	182,000	183,040
		3,857,043
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC 1.5% 2/19/18	1,179,000	1,178,124

TOTAL TELECOMMUNICATION SERVICES		5,035,167

UTILITIES - 6.5%
Electric Utilities - 3.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	274,000	274,000
2.15% 11/13/20	237,000	236,009
Duke Energy Corp.:
1.8% 9/1/21	122,000	118,851
2.1% 6/15/18	1,000,000	1,000,869
Edison International 2.125% 4/15/20	500,000	497,926
Eversource Energy 1.45% 5/1/18	52,000	51,924
Exelon Corp.:
2.85% 6/15/20	712,000	718,705
3.497% 6/1/22 (b)	177,000	181,154
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 1.6714% 11/6/20 (b)(c)	1,000,000	1,000,000
ITC Holdings Corp. 2.7% 11/15/22 (a)	237,000	236,229
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	83,000	82,835
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,004,793
Southern Co. 1.85% 7/1/19	725,000	721,279
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9503% 4/10/18 (b)(c)	400,000	400,387
		6,524,961
Gas Utilities - 0.7%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	999,314
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 1.8773% 11/29/19 (b)(c)	400,000	399,843
		1,399,157
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	54,000	53,830
2.7% 6/15/21	53,000	52,992
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	250,000	251,146
Southern Power Co. 1.5% 6/1/18	264,000	263,566
		621,534
Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co. 2% 11/15/18	251,000	251,139
CenterPoint Energy, Inc. 2.5% 9/1/22	86,000	84,944
Consolidated Edison, Inc. 2% 3/15/20	107,000	106,438
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	239,000	224,660
1.6% 8/15/19	130,000	128,643
1.875% 1/15/19	550,000	547,644
1.9% 6/15/18	283,000	283,033
2.5% 12/1/19	229,000	229,444
Public Service Enterprise Group, Inc. 1.6% 11/15/19	193,000	190,090
Sempra Energy 1.625% 10/7/19	344,000	339,836
Wisconsin Energy Corp.:
1.65% 6/15/18	334,000	333,684
2.45% 6/15/20	1,000,000	1,002,782
		3,722,337

TOTAL UTILITIES		12,267,989

TOTAL NONCONVERTIBLE BONDS
(Cost $136,086,260)		135,740,742

U.S. Treasury Obligations - 7.1%
U.S. Treasury Notes:
1.125% 7/31/21	$3,000,000	$2,905,430
1.75% 12/31/20	5,000,000	4,971,680
1.875% 9/30/22	5,500,000	5,432,970
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,426,907)		13,310,080

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.597% 3.241% 11/1/34 (b)(c)	17,264	17,822
12 month U.S. LIBOR + 1.640% 3.332% 10/1/35 (b)(c)	39,007	40,824
12 month U.S. LIBOR + 1.674% 3.362% 2/1/35 (b)(c)	34,416	35,958
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	30,190	31,319
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	14,661	15,283
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	37,058	39,042
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	19,476	20,635
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (b)(c)	49,693	52,139
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	24,145	25,108
12 month U.S. LIBOR + 1.800% 3.55% 8/1/41 (b)(c)	4,761	4,963
12 month U.S. LIBOR + 1.800% 3.55% 8/1/41 (b)(c)	26,388	27,445
12 month U.S. LIBOR + 1.800% 3.55% 9/1/41 (b)(c)	46,440	48,950
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(c)	13,673	14,224
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	7,198	7,552
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (b)(c)	4,805	5,035
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(c)	73,012	76,538
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	9,366	9,924
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (b)(c)	11,218	11,692
12 month U.S. LIBOR + 1.818% 3.51% 4/1/35 (b)(c)	11,247	11,868
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(c)	7,695	7,995
12 month U.S. LIBOR + 1.835% 3.571% 3/1/40 (b)(c)	24,955	26,219
12 month U.S. LIBOR + 2.207% 3.092% 5/1/35 (b)(c)	30,269	31,715
12 month U.S. LIBOR + 2.253% 3.18% 7/1/35 (b)(c)	120,973	127,797
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.14% 12/1/33 (b)(c)	18,670	19,570
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.912% 12/1/34 (b)(c)	14,346	15,191
4.5% 6/1/19 to 7/1/20	8,277	8,378
5.5% 1/1/18 to 11/1/34	219,318	241,717

TOTAL FANNIE MAE		974,903

Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.630% 3.238% 11/1/35 (b)(c)	14,108	14,559
12 month U.S. LIBOR + 1.785% 3.528% 4/1/40 (b)(c)	18,605	19,484
12 month U.S. LIBOR + 1.822% 3.542% 8/1/36 (b)(c)	13,466	14,208
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (b)(c)	42,564	44,473
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (b)(c)	7,457	7,849
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (b)(c)	9,647	10,221
12 month U.S. LIBOR + 1.880% 3.63% 8/1/41 (b)(c)	24,731	26,265
12 month U.S. LIBOR + 1.880% 3.63% 9/1/41 (b)(c)	14,153	14,780
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	20,841	21,916
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (b)(c)	9,103	9,496
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(c)	8,922	9,475
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (b)(c)	11,354	11,863
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (b)(c)	10,324	10,789
3.5% 8/1/26	276,677	286,264
4% 6/1/24 to 4/1/26	294,282	306,096
4.5% 8/1/18 to 11/1/18	18,401	18,557
8.5% 5/1/26 to 7/1/28	4,057	4,665

TOTAL FREDDIE MAC		830,960

Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	25,028	28,927
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,851,075)		1,834,790

Asset-Backed Securities - 12.8%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$31,251	$32,026
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	14,969	14,917
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	311,000	309,858
Ally Master Owner Trust Series 2015-3 Class A, 1.63% 5/15/20	350,000	349,935
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	570,000	568,532
Series 2017-3 Class A, 1.1644% 11/15/22	400,000	397,077
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	72,529	72,507
Series 2015-3 Class A3, 1.54% 3/9/20	237,234	237,198
Series 2016-2 Class A2A, 1.42% 10/8/19	26,393	26,388
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	14,781	14,125
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	497,000	495,921
Series 2017-A2 Class A2, 1.84% 1/17/23	437,000	433,544
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	220,000	219,132
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	274,000	272,852
Series 2016-A3 Class A3, 1.34% 4/15/22	520,000	514,959
Series 2016-A4 Class A4, 1.33% 6/15/22	429,000	424,234
Series 2017-A4 Class A4, 1.99% 7/17/23	377,000	375,471
Carmax Auto Owner Trust Series 2015-2 Class A3, 1.37% 3/16/20	144,467	144,238
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	358,000	354,455
Series 2017-4 Class A3, 2.15% 10/17/22	156,000	155,546
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	520,000	515,274
Series 2016-A5 Class A5, 1.27% 7/15/21	520,000	513,851
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	340,000	339,527
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	156,444	156,304
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	33,695	33,685
Citibank Credit Card Issuance Trust:
Series 2016-A1 Class A1, 1.75% 11/19/21	506,000	503,094
Series 2017-A2 Class A2, 1.74% 1/19/21	524,000	523,049
Series 2017-A8 Class A8, 1.88% 8/8/22	400,000	397,211
Series 2017-A9 Class A9, 1.8% 9/20/21	379,000	377,401
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	239,984	240,054
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.5775% 3/25/32 (b)(c)	1,524	1,570
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.8286% 7/25/34 (b)(c)	11,176	10,033
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	1,743	1,747
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (b)(c)	7,906	7,681
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	129,000	128,789
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	399,847
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	319,203
Series 2016-A4 Class A4, 1.39% 3/15/22	428,000	423,128
Series 2017-A6 Class A6, 1.88% 2/15/23	295,000	293,054
DLL Securitization Trust Series 2017-A Class A3, 0% 12/15/21 (a)	306,000	305,946
Enterprise Fleet Financing LLC:
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	22,716	22,707
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	160,246	160,022
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	208,000	208,280
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.7372% 5/28/35 (b)(c)	26,528	24,496
Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	12,075	11,636
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	234,000	232,523
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	121,575	122,174
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	1,155,000	1,160,039
Series 2015-2 Class A, 2.44% 1/15/27 (a)	218,000	219,326
Series 2017-A Class A3, 1.67% 6/15/21	370,000	368,182
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	851,000	854,131
Series 2016-3 Class A1, 1.55% 7/15/21	394,000	390,700
Series 2017-2 Class A1, 2.37% 9/15/22	378,000	377,506
Fremont Home Loan Trust Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.8275% 11/25/34 (b)(c)	42	0
GM Financial Automobile Leasing Trust Series 2015-2 Class A3, 1.68% 12/20/18	106,120	106,130
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	414,923
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	319,580
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	331,000	330,744
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.0286% 6/25/34 (b)(c)	5,133	5,079
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	26,473	18,453
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	202,000	201,352
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	42,985	42,985
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	429,413	428,863
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	203,134	202,821
Series 2016-A Class A3, 1.56% 9/15/20	110,000	109,744
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	202,000	201,552
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	407,000	404,518
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	50	31
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	12,035	11,675
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	24,849	24,078
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	6,924	6,962
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.8075% 3/25/66 (a)(b)(c)	244,792	245,211
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	387,000	383,693
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	474,000	470,424
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	60,172	59,694
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	124,937	125,885
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	194,565	155,498
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (b)(c)	33,532	33,607
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	265,000	264,534
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	371,000	370,592
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	233,000	232,166
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	562,000	560,011
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	226,000	226,000
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	19,830	19,817
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.19% 9/15/33 (b)(c)	52,509	52,370
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	500,000	499,506
Series 2016-1 Class A, 2.04% 3/15/22	200,000	200,235
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	79,865	79,820
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	15,559	14,880
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	179,000	178,426
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	236,000	234,390
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	371,000	368,694
Series 2016-2A Class A, 1.68% 5/20/21 (a)	416,000	413,672
Series 2017-1A Class A, 2.06% 9/20/21 (a)	500,000	499,392
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	380,000	378,911
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	105,745	105,683
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	113,498	113,496
TOTAL ASSET-BACKED SECURITIES
(Cost $24,212,491)		24,171,182

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6246% 5/27/35 (a)(b)	62,265	62,470
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	6,234	6,108
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (a)(b)(c)	550,000	549,896

TOTAL PRIVATE SPONSOR		618,474

U.S. Government Agency - 0.1%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	18,274	20,298
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	44,820	47,455

TOTAL U.S. GOVERNMENT AGENCY		67,753

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $688,667)		686,227

Commercial Mortgage Securities - 3.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(d)	4,317	39
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	183,837	181,936
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 5/15/32 (a)(b)(c)	220,690	220,690
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	62,936	58,945
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	19,794	18,412
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	29,735	27,645
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 1.7879% 9/25/37 (a)(b)(c)	79,101	54,995
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	566,243	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.3003% 10/15/32 (a)(b)(c)	270,000	270,418
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 5/15/30 (a)(b)(c)	317,000	317,200
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.0403% 7/15/28 (a)(b)(c)	278,000	278,348
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1003% 7/15/32 (a)(b)(c)	263,000	263,067
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	440,000	448,858
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	136,381	134,731
CSMC Series 2015-TOWN Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 3/15/28 (a)(b)(c)	600,000	599,999
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	96,051	95,255
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	61,351	61,278
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(c)	90,325	90,378
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	53,292	53,234
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6 Class A3, 3.482% 1/10/45	198,251	204,559
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	649,527	666,287
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	58,099
Series 2016-GS4 Class A1, 1.532% 11/10/49	43,823	43,317
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	246,000	248,910
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	161,000	166,564
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	805,501	792,155
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	139,439	143,994
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	73,840	74,368
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(c)	144,000	144,404
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0389% 9/15/28 (a)(b)(c)	144,872	145,280
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	143,686	142,375
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	107,033	105,160
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	361,000	360,085
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	10,098	10,082
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5889% 6/15/29 (a)(b)(c)	242,000	242,302
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A1, 1.795% 12/15/59	125,219	123,918
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	102,457	101,717
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	97,999	98,312
Series 2013-C12 Class ASB, 2.838% 3/15/48	44,000	44,479
Series 2013-C16 Class ASB, 3.963% 9/15/46	94,000	97,992
Series 2014-C20 Class ASB, 3.638% 5/15/47	108,000	111,950
Series 2013-C13 Class A1, 0.778% 5/15/45	5,375	5,372
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,358,017)		7,307,109

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $309,180)	300,000	310,401

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19	$500,000	$497,295
Ontario Province 1.25% 6/17/19	300,000	296,382
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $797,553)		793,677

Bank Notes - 1.7%
Citibank NA 2.1% 6/12/20	500,000	497,220
Citizens Bank NA 2.3% 12/3/18	250,000	250,522
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,002,733
PNC Bank NA 1.7% 12/7/18	1,000,000	997,199
Regions Financial Corp. 2.25% 9/14/18	500,000	500,669
TOTAL BANK NOTES
(Cost $3,258,139)		3,248,343
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.13% (f)
(Cost $1,406,238)	1,405,963	1,406,244
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $189,394,527)		188,808,795
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(541,419)
NET ASSETS - 100%		$188,267,376

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,652,475 or 17.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,286
Total	$3,286

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$135,740,742	$--	$135,740,742	$--
U.S. Government and Government Agency Obligations	13,310,080	--	13,310,080	--
U.S. Government Agency - Mortgage Securities	1,834,790	--	1,834,790	--
Asset-Backed Securities	24,171,182	--	24,171,182	--
Collateralized Mortgage Obligations	686,227	--	686,227	--
Commercial Mortgage Securities	7,307,109	--	7,307,109	--
Municipal Securities	310,401	--	310,401	--
Foreign Government and Government Agency Obligations	793,677	--	793,677	--
Bank Notes	3,248,343	--	3,248,343	--
Money Market Funds	1,406,244	1,406,244	--	--
Total Investments in Securities:	$188,808,795	$1,406,244	$187,402,551	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

November 30, 2017

GVM-QTLY-0118
1.9868905.101

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 15.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 15.2%
U.S. Treasury Bills
12/7/17 to 5/31/18	1.03 to 1.45%	$998,750,000	$995,350,469
U.S. Treasury Notes
12/31/17 to 10/31/19	1.06 to 1.46 (b)	339,101,000	339,213,553
TOTAL U.S. TREASURY DEBT
(Cost $1,334,564,022)			1,334,564,022

U.S. Government Agency Debt - 50.4%
Federal Agencies - 50.4%
Fannie Mae
1/11/18	1.33 (b)(c)	17,000,000	17,000,000
Federal Farm Credit Bank
1/8/18 to 7/9/18	1.26 to 1.33 (b)(c)	18,000,000	18,017,972
Federal Home Loan Bank
12/1/17 to 1/22/19	0.92 to 1.36 (b)	4,339,711,000	4,337,958,360
Freddie Mac
1/12/18 to 4/5/18	1.29 to 1.33 (b)	76,000,000	75,774,222
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,448,750,554)			4,448,750,554

U.S. Government Agency Repurchase Agreement - 16.1%
	Maturity Amount	Value
In a joint trading account at 1.05% dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations) #	$522,666,304	$522,651,000
With:
BMO Capital Markets Corp. at 1.23%, dated 11/15/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $5,102,788, 1.43% - 4.00%, 10/24/19 - 8/20/45)	5,011,617	5,000,000
BMO Harris Bank NA at:
1.23%, dated 11/15/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $5,102,788, 3.00% - 4.00%, 1/1/41 - 11/1/47)	5,011,617	5,000,000
1.26%, dated 11/13/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $10,206,426, 2.50% - 5.50%, 1/1/27 - 9/20/42)	10,032,200	10,000,000
BNP Paribas, S.A. at:
1.11%, dated 8/31/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $25,792,471, 0.00% - 6.75%, 5/21/18 - 4/1/47)	25,070,917	25,000,000
1.12%, dated 8/15/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,664,019, 0.00% - 5.25%, 2/1/18 - 4/20/47)	26,097,067	26,000,000
1.17%, dated 10/25/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $6,127,551, 0.00% - 7.13%, 5/30/18 - 10/1/47)	6,016,575	6,000,000
1.29%, dated:
11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,178,718, 0.00% - 5.21%, 5/15/18 - 8/20/47)	6,013,545	6,000,000
12/1/17 due 12/7/17(d)	13,027,950	13,000,000
1.3%, dated 11/20/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,166,367, 0.00% - 6.75%, 1/4/18 - 4/1/47)	6,019,067	6,000,000
1.32%, dated 12/1/17 due 12/7/17(d)	13,042,900	13,000,000
Citibank NA at:
1.06%, dated 11/28/17 due 12/5/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,626, 0.75% - 1.38%, 12/31/17 - 8/31/23)	6,001,237	6,000,000
1.07%, dated 11/28/17 due 12/5/17 (Collateralized by U.S. Treasury Obligations valued at $38,782,194, 0.00% - 3.13%, 12/31/17 - 7/15/26)	38,007,906	38,000,000
Goldman Sachs & Co. at 1.07%, dated 11/24/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $22,444,669, 3.00% - 6.00%, 7/1/18 - 11/20/47)	22,004,577	22,000,000
ING Financial Markets LLC at:
1.04%, dated 11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $8,160,495, 0.00%, 1/2/18)	8,001,618	8,000,000
1.09%, dated 11/2/17 due 12/4/17 (Collateralized by U.S. Treasury Obligations valued at $6,125,391, 0.00%, 1/2/18)	6,005,813	6,000,000
1.22%, dated 10/30/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $15,316,670, 1.50%, 2/28/19)	15,046,258	15,000,000
1.23%, dated:
11/1/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $21,442,037, 1.50%, 2/28/19)	21,064,575	21,000,000
11/2/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $8,168,131, 0.00% - 1.50%, 1/2/18 - 2/28/19)	8,024,600	8,000,000
11/3/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $15,314,668, 1.50%, 2/28/19)	15,046,125	15,000,000
1.26%, dated:
11/13/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $13,268,408, 1.50%, 2/28/19)	13,041,405	13,000,000
11/14/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $8,164,920, 1.50%, 2/28/19)	8,025,480	8,000,000
1.32%, dated 11/15/17 due 2/14/18 (Collateralized by U.S. Treasury Obligations valued at $13,267,808, 1.50%, 2/28/19)	13,043,377	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.08%, dated 10/11/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $37,797,742, 1.96% - 5.50%, 8/1/20 - 2/15/49)	37,071,040	37,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.06%, dated 12/1/17 due 12/7/17(d)	13,002,679	13,000,000
1.07%, dated 11/24/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $13,262,759, 3.50% - 5.00%, 5/15/40 - 11/1/47)	13,002,705	13,000,000
1.11%, dated:
10/31/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $22,461,449, 2.50% - 4.50%, 3/1/24 - 11/1/47)	22,042,735	22,000,000
11/1/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $18,376,984, 2.83% - 5.11%, 1/1/32 - 11/1/47)	18,034,965	18,000,000
11/2/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $6,125,473, 2.35% - 5.54%, 3/1/19 - 11/1/47)	6,011,655	6,000,000
11/7/17 due 1/8/18 (Collateralized by U.S. Government Obligations valued at $17,352,832, 2.00% - 4.50%, 1/1/23 - 11/1/47)	17,032,498	17,000,000
1.12%, dated 11/14/17 due 1/12/18 (Collateralized by U.S. Government Obligations valued at $17,349,171, 2.50% - 5.00%, 3/1/27 - 11/1/47)	17,031,204	17,000,000
1.13%, dated 11/20/17 due 1/19/18 (Collateralized by U.S. Government Obligations valued at $14,284,931, 2.34% - 4.00%, 7/1/24 - 11/1/47)	14,026,367	14,000,000
Natixis SA at 1.07%, dated 11/27/17 due 12/4/17 (Collateralized by U.S. Treasury Obligations valued at $13,311,884, 0.75% - 4.00%, 9/30/18 - 7/1/47)	13,002,705	13,000,000
Nomura Securities International, Inc. at 1.07%, dated 11/28/17 due 12/5/17 (Collateralized by U.S. Government Obligations valued at $134,652,006, 0.88% - 7.50%, 2/28/18 - 12/1/47)	132,027,463	132,000,000
RBC Dominion Securities at:
1.13%, dated 11/20/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,122,169, 1.13%, 2/28/21)	6,005,650	6,000,000
1.14%, dated:
10/17/17 due 12/7/17
(Collateralized by U.S. Treasury Obligations valued at $12,257,524, 1.13%, 2/28/21)	12,034,960	12,000,000
(Collateralized by U.S. Treasury Obligations valued at $12,257,524, 1.13%, 2/28/21)	12,035,720	12,000,000
10/18/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,278,502, 1.38%, 1/31/21)	13,037,873	13,000,000
1.15%, dated 10/19/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,321,022, 1.38%, 1/31/21)	15,042,646	15,000,000
1.16%, dated 11/15/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,266,855, 1.38%, 1/31/21)	13,018,431	13,000,000
1.22%, dated 11/16/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,266,756, 1.38%, 1/31/21)	13,027,314	13,000,000
1.24%, dated 11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,920, 1.38%, 1/31/21)	13,017,463	13,000,000
1.28%, dated 11/29/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,031, 1.38%, 1/31/21)	13,032,356	13,000,000
RBC Financial Group at:
1.07%, dated:
10/3/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $7,152,521, 2.10% - 4.00%, 1/1/27 - 10/1/47)	7,012,275	7,000,000
10/4/17 due 12/4/17 (Collateralized by U.S. Government Obligations valued at $12,261,101, 2.10% - 4.00%, 2/1/41 - 10/1/47)	12,021,757	12,000,000
1.1%, dated 9/11/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $13,293,633, 2.10% - 4.00%, 2/1/41 - 10/1/47)	13,036,147	13,000,000
1.14%, dated 10/16/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $6,129,729, 2.10% - 4.00%, 2/1/41 - 10/1/47)	6,017,480	6,000,000
1.16%, dated 10/19/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $13,278,373, 2.10% - 4.00%, 1/1/27 - 10/1/47)	13,038,538	13,000,000
1.19%, dated:
11/1/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $3,063,858, 3.00% - 4.50%, 4/1/26 - 10/1/47)	3,008,925	3,000,000
11/13/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $9,185,490, 2.10% - 5.00%, 10/15/26 - 10/1/47)	9,017,850	9,000,000
1.2%, dated 11/14/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $6,123,523, 2.10% - 4.00%, 2/1/41 - 10/1/47)	6,012,600	6,000,000
1.21%, dated:
11/8/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $17,353,496, 2.10% - 4.50%, 4/1/26 - 10/1/47)	17,046,854	17,000,000
11/15/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $13,267,250, 2.10% - 4.00%, 2/1/41 - 10/1/47)	13,027,528	13,000,000
1.22%, dated 11/16/17 due 12/7/17 (Collateralized by U.S. Government Obligations valued at $9,184,667, 2.10% - 4.00%, 2/1/41 - 10/1/47)	9,019,215	9,000,000
1.31%, dated 12/1/17 due 12/7/17(d)	7,022,925	7,000,000
Societe Generale at:
1.14%, dated 11/3/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,544,154, 0.00% - 2.75%, 12/21/17 - 2/15/46)	26,055,163	26,000,000
1.25%, dated 11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $50,112,753, 0.00% - 3.75%, 12/21/17 - 8/15/45)	49,071,458	49,000,000
1.31%, dated 11/30/17 due 1/31/18 (Collateralized by U.S. Treasury Obligations valued at $9,191,852, 0.13% - 3.38%, 2/15/19 - 8/15/46)	9,020,305	9,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,421,651,000)		1,421,651,000

U.S. Treasury Repurchase Agreement - 19.5%
With:
BMO Capital Markets Corp. at:
1.06%, dated 9/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,363,039, 2.00%, 2/15/22)	11,025,587	11,000,000
1.07%, dated 8/29/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $6,214,832, 1.38% - 2.75%, 2/15/22 - 11/15/26)	6,016,763	6,000,000
BMO Harris Bank NA at:
1.07%, dated:
9/1/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,222,150, 1.38% - 3.50%, 2/15/18 - 11/15/26)	6,018,190	6,000,000
9/14/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,206,200, 2.00%, 2/15/22)	7,018,933	7,000,000
1.16%, dated 11/7/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,162,034, 1.38%, 2/28/19)	6,012,373	6,000,000
1.19%, dated:
11/6/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,606,167, 1.38% - 2.50%, 9/30/23 - 2/15/45)	12,036,493	12,000,000
11/7/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $16,531,457, 1.38% - 3.75%, 9/30/23 - 11/15/43)	16,043,898	16,000,000
11/8/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,370,848, 1.38% - 2.25%, 9/30/23 - 12/31/23)	12,032,527	12,000,000
1.23%, dated:
11/10/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,139,472, 1.38% - 2.38%, 9/30/23 - 5/15/27)	6,016,810	6,000,000
11/13/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,204,083, 2.25%, 12/31/23)	6,016,195	6,000,000
1.25%, dated:
11/14/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,265,214, 1.38% - 2.38%, 9/30/23 - 5/15/27)	12,037,917	12,000,000
11/15/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,265,160, 1.38% - 2.00%, 9/30/23 - 11/15/26)	12,035,833	12,000,000
1.26%, dated 11/17/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,149,899, 3.13%, 5/15/21)	6,017,430	6,000,000
1.27%, dated 11/17/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,149,899, 3.13%, 5/15/21)	6,018,627	6,000,000
1.3%, dated 11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,369,941, 3.00% - 3.75%, 11/15/18 - 11/15/44)	12,034,667	12,000,000
1.31%, dated 11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,141,077, 1.38% - 2.63%, 1/31/18 - 9/30/23)	7,022,416	7,000,000
BNP Paribas, S.A. at:
1.06%, dated 11/6/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $23,477,362, 1.13% - 1.50%, 7/31/19 - 2/28/23)	23,020,317	23,000,000
1.07%, dated 11/10/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,734,231, 1.13% - 2.88%, 7/31/19 - 8/15/45)	35,029,128	35,000,000
1.09%, dated:
8/31/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $23,560,485, 0.88% - 6.00%, 4/15/19 - 2/15/47)	23,064,068	23,000,000
9/5/17 due 12/5/17 (Collateralized by U.S. Treasury Obligations valued at $17,543,223, 1.13% - 3.00%, 8/31/18 - 11/15/45)	17,046,840	17,000,000
9/7/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,520,426, 1.13% - 2.88%, 8/31/18 - 8/15/45)	23,063,371	23,000,000
9/11/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $47,391,138, 1.50% - 2.88%, 2/15/19 - 8/15/45)	46,126,743	46,000,000
9/13/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $46,043,334, 1.13% - 6.88%, 7/31/19 - 2/15/47)	45,125,350	45,000,000
9/15/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $46,074,195, 1.13% - 3.00%, 7/31/19 - 11/15/45)	45,123,988	45,000,000
1.1%, dated:
8/14/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,959,906, 0.00% - 3.75%, 4/15/18 - 8/15/45)	70,156,300	69,900,000
8/15/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,580,803, 1.13% - 7.50%, 8/31/18 - 5/15/42)	23,084,333	23,000,000
9/20/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,756,314, 1.13% - 2.25%, 7/31/19 - 11/30/24)	34,092,461	34,000,000
9/21/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,577,564, 1.13% - 2.25%, 7/31/19 - 2/15/25)	26,072,294	26,000,000
1.11%, dated 10/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,368,127, 1.13% - 2.88%, 5/31/19 - 8/15/47)	12,023,310	12,000,000
1.12%, dated 11/3/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,480,908, 0.75% - 3.50%, 7/31/18 - 2/15/47),	23,042,933	23,000,000
1.13%, dated 10/16/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,344,394, 1.13% - 6.25%, 7/31/19 - 2/15/46)	11,030,384	11,000,000
1.15%, dated 11/7/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,727,378, 1.13% - 7.13%, 8/31/18 - 10/31/24)	35,069,319	35,000,000
1.16%, dated:
10/25/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,254,594, 1.13% - 9.13%, 5/15/18 - 10/31/24)	12,032,867	12,000,000
11/9/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,603,021, 1.13% - 3.00%, 8/31/18 - 11/15/45)	23,045,208	23,000,000
11/10/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,248,396, 1.13% - 4.38%, 8/31/18 - 2/15/38)	12,023,587	12,000,000
1.25%, dated 11/22/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,255,765, 1.13% - 3.00%, 7/31/19 - 2/15/47)	12,025,417	12,000,000
1.28%, dated:
11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,485,768, 1.13% - 2.88%, 7/31/19 - 8/15/45)	23,051,520	23,000,000
12/1/17 due 12/7/17(d)	11,023,467	11,000,000
1.29%, dated 11/28/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,280,790, 1.13% - 3.00%, 7/31/19 - 11/15/47)	12,030,960	12,000,000
1.31%, dated:
11/30/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,701,348, 0.00% - 2.13%, 12/28/17 - 2/28/23)	35,108,257	35,000,000
12/1/17 due 12/7/17(d)	11,036,025	11,000,000
Commerz Markets LLC at:
1.06%, dated 11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $52,533,089, 1.63% - 3.00%, 5/15/26 - 11/15/47)	51,010,512	51,000,000
1.1%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $76,222,389, 2.75% - 3.00%, 5/15/47 - 11/15/47)	74,002,261	74,000,000
1.11%, dated 11/28/17 due 12/5/17 (Collateralized by U.S. Treasury Obligations valued at $17,341,957, 1.38% - 2.75%, 5/31/20 - 11/15/47)	17,003,669	17,000,000
1.13%, dated:
11/24/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $17,344,224, 1.13% - 2.75%, 5/31/20 - 11/15/47)	17,003,735	17,000,000
11/30/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,340,602, 1.00% - 2.75%, 6/30/19 - 11/15/47)	17,003,735	17,000,000
Credit AG at 1.04%, dated 11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $12,240,747, 2.75%, 2/15/19)	12,002,427	12,000,000
Deutsche Bank AG at 1.05%, dated:
11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $25,501,552, 0.00% - 2.50%, 2/1/18 - 2/15/46)	25,005,104	25,000,000
11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $55,081,702, 2.50%, 5/15/24)	54,001,575	54,000,000
Deutsche Bank Securities, Inc. at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,160,322, 1.75%, 11/30/19)	8,000,233	8,000,000
Lloyds Bank PLC at:
1.16%, dated:
9/12/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $23,565,059, 1.63% - 6.13%, 11/15/20 - 11/15/27)	23,068,923	23,000,000
9/14/17 due 12/15/17 (Collateralized by U.S. Treasury Obligations valued at $23,716,073, 1.25% - 6.13%, 10/31/21 - 11/15/27)	23,068,182	23,000,000
1.24%, dated 10/24/17 due 1/24/18 (Collateralized by U.S. Treasury Obligations valued at $12,268,229, 1.25% - 1.63%, 3/31/19 - 2/15/26)	12,038,027	12,000,000
1.26%, dated 10/27/17 due 1/29/18 (Collateralized by U.S. Treasury Obligations valued at $12,365,720, 2.13% - 6.00%, 12/31/21 - 2/15/26)	12,039,480	12,000,000
1.32%, dated 11/16/17 due 2/14/18 (Collateralized by U.S. Treasury Obligations valued at $9,257,820, 2.25% - 6.00%, 7/31/21 - 2/15/26)	9,029,700	9,000,000
1.35%, dated 11/22/17 due 2/20/18 (Collateralized by U.S. Treasury Obligations valued at $12,353,314, 2.13%, 12/31/21)	12,040,500	12,000,000
1.37%, dated 11/29/17 due 2/27/18 (Collateralized by U.S. Treasury Obligations valued at $23,500,499, 1.25%, 3/31/19)	23,078,775	23,000,000
Mizuho Securities U.S.A., Inc. at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $45,930,042, 2.00%, 10/31/21)	45,001,313	45,000,000
MUFG Securities EMEA PLC at:
1.06%, dated:
11/27/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,143,558, 2.00%, 7/31/20)	5,002,061	5,000,000
11/28/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,489,851, 2.63%, 11/15/20)	25,009,569	25,000,000
1.07%, dated 11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $13,314,337, 2.38%, 8/15/24)	13,002,705	13,000,000
1.08%, dated 11/20/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $2,062,543, 3.00%, 5/15/45)	2,000,960	2,000,000
1.13%, dated 11/17/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,182,926, 2.00%, 2/15/25)	7,007,690	7,000,000
1.25%, dated:
11/28/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,199,307, 2.25%, 11/15/25)	10,018,056	10,000,000
11/29/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,207,475, 1.50%, 2/28/19)	9,010,625	9,000,000
1.31%, dated 11/28/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,087,850, 1.50%, 8/15/26)	3,009,279	3,000,000
Nomura Securities International, Inc. at 1.05%, dated 11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $172,494,316, 0.75% - 4.75%, 7/31/18 - 5/15/44)	169,034,504	169,000,000
Norinchukin Bank at:
1.16%, dated:
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $6,034,031, 3.63%, 2/15/20)	5,912,737	5,900,000
10/3/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $6,133,810, 3.63%, 2/15/20)	6,013,920	6,000,000
1.3%, dated:
10/26/17 due 1/26/18 (Collateralized by U.S. Treasury Obligations valued at $6,128,559, 3.63%, 2/15/20)	6,019,933	6,000,000
11/6/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,128,559, 3.63%, 2/15/20)	6,019,067	6,000,000
1.32%, dated 11/9/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,128,559, 3.63%, 2/15/20)	6,019,800	6,000,000
1.33%, dated 11/15/17 due 2/13/18 (Collateralized by U.S. Treasury Obligations valued at $6,128,559, 3.63%, 2/15/20)	6,019,950	6,000,000
1.35%, dated:
11/21/17 due 2/21/18 (Collateralized by U.S. Treasury Obligations valued at $12,246,615, 3.63%, 2/15/20)	12,041,400	12,000,000
11/22/17 due 2/22/18 (Collateralized by U.S. Treasury Obligations valued at $12,246,615, 3.63%, 2/15/20)	12,041,400	12,000,000
RBC Dominion Securities at:
1.07%, dated 9/7/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,248,362, 1.13%, 2/28/21)	11,029,752	11,000,000
1.14%, dated 10/23/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,255,180, 1.13%, 2/28/21)	12,032,300	12,000,000
1.15%, dated 11/24/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,242,775, 1.13%, 2/28/21)	12,010,733	12,000,000
1.16%, dated 10/25/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,127,346, 1.13%, 2/28/21)	6,017,787	6,000,000
1.22%, dated 11/20/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,244,631, 1.13%, 2/28/21)	12,025,620	12,000,000
1.25%, dated:
11/21/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,244,338, 1.13%, 2/28/21)	12,026,250	12,000,000
11/22/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,101,677, 1.13%, 2/28/21)	5,010,938	5,000,000
RBS Securities, Inc. at 1.04%, dated 11/29/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $34,681,451, 1.38% - 1.88%, 1/31/20 - 3/31/23)	34,006,876	34,000,000
Societe Generale at:
1.08%, dated:
10/5/17 due 12/4/17 (Collateralized by U.S. Treasury Obligations valued at $22,698,748, 0.00% - 5.38%, 12/7/17 - 8/15/44)	22,039,600	22,000,000
10/6/17 due 12/6/17 (Collateralized by U.S. Treasury Obligations valued at $22,684,177, 0.00% - 3.88%, 12/7/17 - 5/15/44)	22,040,260	22,000,000
10/11/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,476,040, 0.00% - 8.50%, 3/29/18 - 8/15/43)	22,042,240	22,000,000
11/20/17 due 12/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,406,997, 1.13% - 2.88%, 8/31/18 - 5/15/43)	20,014,400	20,000,000
1.12%, dated 10/5/17 due 12/8/17 (Collateralized by U.S. Treasury Obligations valued at $10,280,099, 0.00% - 8.75%, 12/7/17 - 11/15/44)	10,019,911	10,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,721,800,000)		1,721,800,000
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $8,926,765,576)		8,926,765,576
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(101,834,817)
NET ASSETS - 100%		$8,824,930,759

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$522,651,000 due 12/01/17 at 1.05%
BNP Paribas, S.A.	$7,428,202
BNY Mellon Capital Markets LLC	4,952,135
Bank of America NA	73,539,204
Citibank NA	62,641,833
Credit Agricole CIB New York Branch	17,833,034
HSBC Securities (USA), Inc.	49,521,350
J.P. Morgan Securities, Inc.	79,234,160
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,380,337
Mizuho Securities USA, Inc.	113,899,105
RBC Dominion Securities, Inc.	12,380,337
Wells Fargo Securities LLC	88,841,302
$522,650,999

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ U.S. Bond Index Fund

November 30, 2017

ZUB-QTLY-0118
1.9881609.100

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	$214,000	$225,379
Diversified Consumer Services - 0.2%
Northwestern University 3.868% 12/1/48	120,000	124,166
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	117,000	116,477
Media - 1.6%
CBS Corp. 4% 1/15/26	176,000	179,331
Comcast Corp. 6.95% 8/15/37	207,000	282,956
Discovery Communications LLC 3.25% 4/1/23	176,000	174,828
Time Warner, Inc. 3.6% 7/15/25	219,000	219,752
Walt Disney Co. 4.125% 6/1/44	192,000	203,809
		1,060,676
Multiline Retail - 0.2%
Nordstrom, Inc. 4% 3/15/27	110,000	108,836

TOTAL CONSUMER DISCRETIONARY		1,635,534

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	324,148
PepsiCo, Inc. 3% 10/15/27	100,000	98,991
		423,139
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc. 5.625% 4/15/41	169,000	225,717
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	191,069
		416,786
Food Products - 0.2%
H.J. Heinz Co. 3% 6/1/26	100,000	95,572
Tobacco - 0.3%
Bat Capital Corp. 3.222% 8/15/24 (a)	200,000	199,334

TOTAL CONSUMER STAPLES		1,134,831

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	62,660
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	108,414
Chevron Corp. 2.954% 5/16/26	231,000	229,989
Devon Energy Corp. 5% 6/15/45	65,000	70,274
Ecopetrol SA 7.625% 7/23/19	220,000	237,050
Enbridge, Inc. 3.5% 6/10/24	164,000	166,223
Energy Transfer Partners LP 5.3% 4/15/47	50,000	48,685
Enterprise Products Operating LP 3.95% 2/15/27	214,000	222,070
Kinder Morgan, Inc. 5.05% 2/15/46	50,000	50,408
Magellan Midstream Partners LP 5% 3/1/26	147,000	162,908
ONEOK Partners LP 3.2% 9/15/18	165,000	166,340
Petroleos Mexicanos 5.5% 6/27/44	70,000	65,485
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	177,539
Spectra Energy Partners LP 4.75% 3/15/24	151,000	163,813
Statoil ASA 2.9% 11/8/20	250,000	254,319
Total Capital International SA 3.75% 4/10/24	165,000	174,290
Williams Partners LP 3.35% 8/15/22	190,000	192,634
		2,553,101
FINANCIALS - 7.8%
Banks - 3.3%
Asian Development Bank 2.5% 11/2/27	20,000	19,826
Bank of America Corp. 5% 5/13/21	410,000	442,863
Barclays PLC 4.375% 1/12/26	210,000	218,200
Citigroup, Inc. 3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	200,000	199,067
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	258,336
HSBC Holdings PLC 2.65% 1/5/22	289,000	287,751
JPMorgan Chase & Co. 5.6% 7/15/41	325,000	404,441
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	247,645
Regions Financial Corp. 2.75% 8/14/22	101,000	100,490
		2,178,619
Capital Markets - 1.9%
BlackRock, Inc. 4.25% 5/24/21	152,000	161,377
Deutsche Bank AG New York Branch 3.3% 11/16/22	100,000	99,786
Goldman Sachs Group, Inc. 5.25% 7/27/21	393,000	427,336
Morgan Stanley:
4.375% 1/22/47	130,000	138,582
5.75% 1/25/21	369,000	403,908
		1,230,989
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21	163,000	171,132
American Express Co. 2.5% 8/1/22	150,000	148,013
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	244,236
Synchrony Financial 3% 8/15/19	169,000	170,605
Toyota Motor Credit Corp. 2.15% 9/8/22	100,000	98,395
		832,381
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	92,648
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	167,000	165,063
GE Capital International Funding Co. 4.418% 11/15/35	200,000	212,436
KfW 2.5% 11/20/24	280,000	280,047
		750,194
Insurance - 0.2%
American International Group, Inc. 4.5% 7/16/44	115,000	120,336

TOTAL FINANCIALS		5,112,519

HEALTH CARE - 1.7%
Biotechnology - 0.1%
Amgen, Inc. 4.663% 6/15/51	100,000	107,842
Health Care Equipment & Supplies - 0.3%
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	175,008
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc. 4.75% 7/15/45	182,000	208,425
WellPoint, Inc. 3.125% 5/15/22	140,000	141,105
		349,530
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	182,949
Pharmaceuticals - 0.5%
Actavis Funding SCS 4.75% 3/15/45	100,000	104,480
Merck & Co., Inc. 3.7% 2/10/45	212,000	214,362
		318,842

TOTAL HEALTH CARE		1,134,171

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 4.09% 9/15/52	79,000	80,885
Northrop Grumman Corp. 3.25% 1/15/28	100,000	100,011
United Technologies Corp. 3.75% 11/1/46	100,000	97,828
		278,724
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. 6.2% 1/15/38	134,000	180,982
Machinery - 0.4%
John Deere Capital Corp. 2.8% 3/6/23	270,000	272,033
Road & Rail - 0.3%
Norfolk Southern Corp. 3.95% 10/1/42	185,000	187,317
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.375% 6/1/21	166,000	169,799

TOTAL INDUSTRIALS		1,088,855

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	211,000	220,227
IT Services - 0.5%
Apple, Inc. 4.5% 2/23/36	110,000	124,463
IBM Corp. 4.7% 2/19/46	204,000	234,865
		359,328
Software - 0.3%
Microsoft Corp. 4.25% 2/6/47	150,000	166,858
Technology Hardware, Storage & Peripherals - 0.3%
Xerox Corp. 4.5% 5/15/21	160,000	165,607

TOTAL INFORMATION TECHNOLOGY		912,020

MATERIALS - 1.4%
Chemicals - 0.8%
LYB International Finance BV 4% 7/15/23	153,000	159,651
Monsanto Co. 2.85% 4/15/25	177,000	171,945
The Dow Chemical Co. 8.55% 5/15/19	168,000	182,889
The Mosaic Co. 4.05% 11/15/27	40,000	39,680
		554,165
Metals & Mining - 0.6%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	179,375
Vale Overseas Ltd. 5.875% 6/10/21	179,000	196,229
		375,604

TOTAL MATERIALS		929,769

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 4.125% 5/15/21	165,000	173,105
Corporate Office Properties LP 3.6% 5/15/23	80,000	80,306
DDR Corp. 3.5% 1/15/21	110,000	111,299
		364,710
Real Estate Management & Development - 0.2%
Ventas Realty LP 3.125% 6/15/23	163,000	162,565

TOTAL REAL ESTATE		527,275

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.4% 5/15/25	424,000	415,252
5.15% 2/14/50	60,000	59,392
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	108,209
Verizon Communications, Inc. 5.012% 8/21/54	214,000	215,813
		798,666
UTILITIES - 1.4%
Electric Utilities - 1.4%
Duke Energy Carolinas LLC 4% 9/30/42	179,000	187,824
Exelon Corp. 3.95% 6/15/25	163,000	170,119
Florida Power & Light Co. 4.05% 10/1/44	170,000	182,727
Mid-American Energy Co. 3.95% 8/1/47	100,000	104,875
Southern Co. 3.25% 7/1/26	191,000	188,010
Virginia Electric & Power Co. 3.8% 9/15/47	60,000	60,722
		894,277
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	28,644

TOTAL UTILITIES		922,921

TOTAL NONCONVERTIBLE BONDS
(Cost $16,313,550)		16,749,662

U.S. Government and Government Agency Obligations - 43.1%
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
1% 8/28/19	$460,000	$453,525
1.125% 7/20/18	200,000	199,437
2% 10/5/22	190,000	188,156
Federal Home Loan Bank 2% 9/9/22	200,000	198,048
Freddie Mac 1.75% 5/30/19	450,000	449,828
Tennessee Valley Authority 4.25% 9/15/65	50,000	57,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,546,758

U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
2.75% 8/15/47	130,000	127,618
2.875% 11/15/46	1,282,000	1,290,413
3% 2/15/47	260,000	268,227
3% 5/15/47	80,000	82,531
5% 5/15/37	1,478,000	2,011,697
U.S. Treasury Notes:
0.75% 3/31/18	2,080,000	2,075,694
1.125% 2/28/19	3,120,000	3,096,600
1.375% 9/15/20	410,000	404,459
1.5% 4/15/20	70,000	69,434
1.5% 5/15/20	370,000	366,835
1.5% 6/15/20	470,000	465,777
1.5% 7/15/20	670,000	663,614
1.5% 8/15/20	250,000	247,539
1.625% 3/15/20	4,900,000	4,876,457
1.625% 10/15/20	70,000	69,461
1.625% 11/15/20	220,000	219,046
1.75% 5/31/22	130,000	127,964
1.875% 2/28/22	4,040,000	4,003,861
1.875% 3/31/22	20,000	19,809
1.875% 8/31/24	150,000	146,027
2% 11/30/22	190,000	188,686
2% 4/30/24	80,000	78,625
2% 5/31/24	70,000	68,772
2% 6/30/24	210,000	206,177
2.125% 2/29/24	2,720,000	2,696,412
2.125% 3/31/24	320,000	317,013
2.125% 11/30/24	220,000	217,198
2.25% 2/15/27	1,560,000	1,537,697
2.25% 11/15/27	120,000	118,209
2.375% 5/15/27	660,000	657,087

TOTAL U.S. TREASURY OBLIGATIONS		26,718,939

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,137,690)		28,265,697

U.S. Government Agency - Mortgage Securities - 28.8%
Fannie Mae - 19.9%
2.5% 11/1/31 to 11/1/46	1,162,408	1,157,312
3% 10/1/30 to 7/1/47	4,007,083	4,019,881
3.5% 8/1/30 to 1/1/47	3,556,548	3,653,108
4% 8/1/26	138,474	145,130
4% 12/1/47 (d)	2,150,000	2,246,148
4% 12/1/47 (d)	100,000	104,472
4.5% 2/1/47	817,414	871,098
4.5% 12/1/47 (d)	100,000	106,368
5% 11/1/44	334,249	363,156
5.5% 9/1/40	337,414	375,406

TOTAL FANNIE MAE		13,042,079

Freddie Mac - 0.3%
3.5% 11/1/45	200,085	206,137
Ginnie Mae - 8.6%
2.5% 3/20/47	58,092	56,771
3% 9/20/46	1,462,484	1,474,747
3.5% 7/20/46 to 9/20/46	687,809	711,533
3.5% 12/1/47 (d)	1,300,000	1,343,977
4% 12/20/45 to 1/20/47	918,486	962,859
4% 12/1/47 (d)	400,000	417,718
4.5% 6/20/45 (d)	413,729	440,972
5% 11/20/45	151,995	162,878
5.5% 12/20/44	87,185	94,972

TOTAL GINNIE MAE		5,666,427

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $18,985,372)		18,914,643

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22 (Cost $99,983)	$100,000	$99,269

Commercial Mortgage Securities - 1.8%
COMM Mortgage Trust:
sequential payer Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	53,192
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	203,449
Freddie Mac:
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	61,020
Series K064 Class A2, 3.224% 3/25/27	250,000	256,176
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	52,268
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1692% 8/15/46 (b)	160,000	171,759
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	374,514
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,176,009)		1,172,378

Municipal Securities - 1.1%
California Gen. Oblig. 7.55% 4/1/39	70,000	108,331
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	157,564
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	183,486
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	85,513
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	200,743
TOTAL MUNICIPAL SECURITIES
(Cost $699,101)		735,637

Foreign Government and Government Agency Obligations - 1.8%
Canadian Government 2% 11/15/22	$10,000	$9,893
Colombian Republic 11.75% 2/25/20	220,000	265,375
Manitoba Province 1.75% 5/30/19	130,000	129,445
Ontario Province 2.4% 2/8/22	100,000	99,871
Panamanian Republic 6.7% 1/26/36	70,000	93,450
Philippine Republic 9.5% 2/2/30	70,000	110,553
Polish Government 5% 3/23/22	130,000	142,857
United Mexican States:
3.5% 1/21/21	140,000	146,440
3.625% 3/15/22	150,000	156,600
5.55% 1/21/45	50,000	56,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,184,293)		1,211,309

Supranational Obligations - 0.7%
Asian Development Bank 1.75% 9/13/22	83,000	81,031
European Investment Bank 2% 12/15/22	118,000	116,083
Inter-American Development Bank 4.375% 1/24/44	190,000	228,429
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $415,847)		425,543
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.13% (e)
(Cost $2,518,193)	2,517,690	2,518,193
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $69,530,038)		70,092,331
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(4,461,930)
NET ASSETS - 100%		$65,630,401

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4.5% 12/1/47	$(100,000)	$(106,368)
Ginnie Mae
4% 12/1/47	(400,000)	(417,718)
TOTAL TBA SALE COMMITMENTS
(Proceeds $525,922)		$(524,086)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,101 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,078
Total	$15,078

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$16,749,662	$--	$16,749,662	$--
U.S. Government and Government Agency Obligations	28,265,697	--	28,265,697	--
U.S. Government Agency - Mortgage Securities	18,914,643	--	18,914,643	--
Asset-Backed Securities	99,269	--	99,269	--
Commercial Mortgage Securities	1,172,378	--	1,172,378	--
Municipal Securities	735,637	--	735,637	--
Foreign Government and Government Agency Obligations	1,211,309	--	1,211,309	--
Supranational Obligations	425,543	--	425,543	--
Money Market Funds	2,518,193	2,518,193	--	--
Total Investments in Securities:	$70,092,331	$2,518,193	$67,574,138	$--
Other Financial Instruments:
TBA Sale Commitments	$(524,086)	$--	$(524,086)	$--
Total Other Financial Instruments:	$(524,086)	$--	$(524,086)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Short-Term Bond Fund

November 30, 2017

ZSB-QTLY-0118
1.9881601.100

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 56.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 2.4%
American Honda Finance Corp. 2% 2/14/20	$50,000	$49,810
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	17,000	16,964
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	7,012
3.15% 1/15/20	50,000	50,612
		124,398
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp. 2.1% 12/7/18	100,000	100,087
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	6,991
Media - 3.3%
CBS Corp. 2.3% 8/15/19	50,000	50,049
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	50,000	50,815
Comcast Corp. 5.15% 3/1/20	50,000	53,211
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.0361% 9/20/19 (b)(c)	8,000	8,035
Time Warner Cable, Inc. 6.75% 7/1/18	9,000	9,235
		171,345

TOTAL CONSUMER DISCRETIONARY		402,821

CONSUMER STAPLES - 4.1%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	50,000	49,903
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,464
		99,367
Food & Staples Retailing - 1.4%
CVS Health Corp.:
2.25% 12/5/18	50,000	50,080
2.8% 7/20/20	25,000	25,144
		75,224
Food Products - 0.2%
Tyson Foods, Inc. 3 month U.S. LIBOR + 0.450% 1.9288% 5/30/19 (b)(c)	9,000	9,014
Tobacco - 0.6%
Bat Capital Corp. 2.297% 8/14/20 (a)	30,000	29,842

TOTAL CONSUMER STAPLES		213,447

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
BP Capital Markets PLC:
1.768% 9/19/19	10,000	9,941
2.315% 2/13/20	50,000	50,181
Cenovus Energy, Inc. 3% 8/15/22	3,000	2,963
Chevron Corp. 1.961% 3/3/20	50,000	49,896
ConocoPhillips Co. 2.2% 5/15/20	50,000	50,076
Enterprise Products Operating LP 2.55% 10/15/19	50,000	50,177
EOG Resources, Inc. 2.45% 4/1/20	10,000	10,008
EQT Corp. 2.5% 10/1/20	5,000	4,979
Kinder Morgan Energy Partners LP 2.65% 2/1/19	25,000	25,060
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,055
Shell International Finance BV 2.125% 5/11/20	50,000	49,948
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,414
TransCanada PipeLines Ltd. 2.125% 11/15/19	10,000	9,979
Western Gas Partners LP 5.375% 6/1/21	10,000	10,637
		340,314
FINANCIALS - 21.1%
Banks - 11.6%
Bank of America Corp. 2.65% 4/1/19	100,000	100,660
Bank of Montreal 2.1% 12/12/19	50,000	49,883
Citigroup, Inc. 2.4% 2/18/20	75,000	74,953
JPMorgan Chase & Co. 2.25% 1/23/20	100,000	99,975
Regions Financial Corp. 2.75% 8/14/22	8,000	7,960
Royal Bank of Canada:
1.5% 7/29/19	50,000	49,484
2.15% 10/26/20	10,000	9,938
SunTrust Bank 2.25% 1/31/20	9,000	9,001
The Toronto-Dominion Bank 2.25% 11/5/19	50,000	50,119
Wells Fargo & Co. 2.15% 1/15/19	100,000	100,075
Westpac Banking Corp. 2.15% 3/6/20	50,000	49,916
		601,964
Capital Markets - 5.2%
CBOE Holdings, Inc. 1.95% 6/28/19	9,000	8,952
Deutsche Bank AG 2.7% 7/13/20	10,000	9,976
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	25,110
Goldman Sachs Group, Inc. 2% 4/25/19	75,000	74,773
IntercontinentalExchange, Inc. 2.5% 10/15/18	50,000	50,266
Moody's Corp. 2.75% 7/15/19	3,000	3,023
Morgan Stanley 2.65% 1/27/20	100,000	100,629
		272,729
Consumer Finance - 2.4%
American Express Credit Corp. 2.2% 3/3/20	50,000	49,923
Capital One Financial Corp. 2.5% 5/12/20	20,000	19,996
Synchrony Financial 3% 8/15/19	5,000	5,047
Toyota Motor Credit Corp. 1.95% 4/17/20	50,000	49,750
		124,716
Insurance - 1.9%
American International Group, Inc. 2.3% 7/16/19	50,000	50,022
Prudential Financial, Inc. 2.35% 8/15/19	50,000	50,087
		100,109

TOTAL FINANCIALS		1,099,518

HEALTH CARE - 4.1%
Biotechnology - 1.1%
AbbVie, Inc. 2.5% 5/14/20	10,000	10,051
Amgen, Inc. 2.2% 5/22/19	50,000	50,055
		60,106
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.35% 11/22/19	25,000	25,030
Becton, Dickinson & Co. 2.404% 6/5/20	20,000	19,872
		44,902
Health Care Providers & Services - 0.3%
Anthem, Inc. 2.5% 11/21/20	10,000	10,005
Express Scripts Holding Co. 2.6% 11/30/20	6,000	6,000
		16,005
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	25,000	25,061
Pharmaceuticals - 1.3%
Actavis Funding SCS 3% 3/12/20	25,000	25,229
Mylan N.V. 2.5% 6/7/19	25,000	24,981
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	10,000	9,909
2.2% 7/21/21	10,000	9,189
		69,308

TOTAL HEALTH CARE		215,382

INDUSTRIALS - 2.7%
Airlines - 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	10,000	10,068
Industrial Conglomerates - 1.0%
Roper Technologies, Inc. 2.05% 10/1/18	50,000	50,001
Machinery - 0.9%
John Deere Capital Corp. 1.95% 1/8/19	50,000	49,989
Trading Companies & Distributors - 0.6%
Air Lease Corp. 2.125% 1/15/20	5,000	4,971
International Lease Finance Corp. 5.875% 4/1/19	25,000	26,111
		31,082

TOTAL INDUSTRIALS		141,140

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.0%
Cisco Systems, Inc. 2.45% 6/15/20	50,000	50,406
Electronic Equipment & Components - 2.2%
Amphenol Corp. 2.2% 4/1/20	16,000	15,944
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	50,000	50,642
Tyco Electronics Group SA 2.375% 12/17/18	50,000	50,160
		116,746
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	50,000	50,304

TOTAL INFORMATION TECHNOLOGY		217,456

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,162
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 2.3% 3/11/19	50,000	50,062
Verizon Communications, Inc. 2.946% 3/15/22	5,000	5,029
		55,091
UTILITIES - 4.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	5,975
Edison International 2.125% 4/15/20	30,000	29,876
Exelon Corp. 3.497% 6/1/22 (b)	10,000	10,235
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 1.6714% 11/6/20 (b)(c)	25,000	25,000
ITC Holdings Corp. 2.7% 11/15/22 (a)	6,000	5,980
Southern Co. 1.85% 7/1/19	10,000	9,949
		87,015
Independent Power and Renewable Electricity Producers - 0.9%
Emera U.S. Finance LP 2.15% 6/15/19	50,000	49,843
Multi-Utilities - 1.9%
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,478
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	50,139
		99,617

TOTAL UTILITIES		236,475

TOTAL NONCONVERTIBLE BONDS
(Cost $2,936,048)		2,928,806

U.S. Treasury Obligations - 28.2%
U.S. Treasury Notes:
1.625% 6/30/19	$1,125,000	$1,122,451
1.625% 7/31/20	200,000	198,680
1.75% 12/31/20	150,000	149,150
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,479,977)		1,470,281

Asset-Backed Securities - 10.9%
Ally Auto Receivables Trust Series 2017-2 Class A2, 1.49% 11/15/19	$22,911	$22,899
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	100,000	99,269
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	11,974
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,921
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	6,971
Series 2017-A1 Class A1, 2% 1/17/23	13,000	12,972
Series 2017-A4 Class A4, 1.99% 7/17/23	10,000	9,959
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	5,000	4,982
Series 2017-4 Class A3, 2.15% 10/17/22	5,000	4,985
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	99,628
Discover Card Master Trust Series 2016-A1 Class A1, 1.64% 7/15/21	100,000	99,751
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	6,000	5,962
Ford Credit Floorplan Master Owner Trust:
Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,707
Series 2017-2 Class A1, 2.37% 9/15/22	10,000	9,987
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	9,000	8,963
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	9,000	8,967
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	50,000	49,662
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	8,000	7,972
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	6,000	6,000
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	3,000	2,985
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	50,000	49,576
TOTAL ASSET-BACKED SECURITIES
(Cost $569,840)		568,092

Commercial Mortgage Securities - 3.1%
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A1, 2.031% 4/14/50	46,248	46,034
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	10,000	10,201
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,393
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 7/15/32 (a)(b)(c)	10,000	10,025
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,279
Series 2017-GS8 Class A1, 2.159% 11/10/50	10,000	9,976
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	50,000	50,521
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,366
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $161,133)		159,795

Bank Notes - 0.9%
Bank of Nova Scotia 1.95% 1/15/19
(Cost $50,087)	50,000	49,963
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.13% (d)
(Cost $4,516)	4,515	4,516
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $5,201,601)		5,181,453
NET OTHER ASSETS (LIABILITIES) - 0.6%		30,379
NET ASSETS - 100%		$5,211,832

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,388 or 2.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$282
Total	$282

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,928,806	$--	$2,928,806	$--
U.S. Government and Government Agency Obligations	1,470,281	--	1,470,281	--
Asset-Backed Securities	568,092	--	568,092	--
Commercial Mortgage Securities	159,795	--	159,795	--
Bank Notes	49,963	--	49,963	--
Money Market Funds	4,516	4,516	--	--
Total Investments in Securities:	$5,181,453	$4,516	$5,176,937	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

November 30, 2017

SDX-QTLY-0118
1.9884840.100

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.5%
American Honda Finance Corp. 1.95% 7/20/20	$50,000	$49,614
General Motors Financial Co., Inc. 3.15% 6/30/22	30,000	30,023
		79,637
Household Durables - 0.2%
Newell Brands, Inc. 3.15% 4/1/21	33,000	33,399
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. 3.3% 12/5/21	37,000	38,277
Media - 0.2%
Comcast Corp. 1.625% 1/15/22	31,000	29,998
Specialty Retail - 0.2%
Home Depot, Inc. 2.625% 6/1/22	28,000	28,175

TOTAL CONSUMER DISCRETIONARY		209,486

CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	49,633
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,847
Molson Coors Brewing Co. 2.25% 3/15/20 (a)	48,000	47,856
PepsiCo, Inc. 3.125% 11/1/20	50,000	51,297
		173,633
Food & Staples Retailing - 0.2%
CVS Health Corp. 2.125% 6/1/21	38,000	37,232
Food Products - 0.2%
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,964
Tobacco - 1.0%
Altria Group, Inc. 2.625% 1/14/20	58,000	58,462
Bat Capital Corp. 2.297% 8/14/20 (a)	45,000	44,764
Philip Morris International, Inc. 2% 2/21/20	57,000	56,656
		159,882

TOTAL CONSUMER STAPLES		393,711

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,880
BP Capital Markets PLC 4.5% 10/1/20	130,000	138,011
Enbridge, Inc. 2.9% 7/15/22	23,000	22,869
Enterprise Products Operating LP 5.2% 9/1/20	43,000	46,053
Petroleos Mexicanos 5.5% 2/4/19	88,000	90,930
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,884
Shell International Finance BV 2.375% 8/21/22	50,000	49,667
		396,294
FINANCIALS - 10.8%
Banks - 5.8%
Bank of America Corp. 5% 5/13/21	60,000	64,809
BB&T Corp. 2.15% 2/1/21	50,000	49,582
Citigroup, Inc. 2.7% 10/27/22	40,000	39,649
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,733
Credit Suisse New York Branch 5.4% 1/14/20	50,000	52,873
Fifth Third Bancorp 2.6% 6/15/22	30,000	29,724
HSBC Holdings PLC 4% 3/30/22	37,000	38,822
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	39,366
Inter-American Development Bank 1.875% 3/15/21	78,000	77,375
JPMorgan Chase & Co. 2.295% 8/15/21	85,000	84,341
PNC Funding Corp. 5.125% 2/8/20	50,000	52,976
Regions Financial Corp. 2.75% 8/14/22	25,000	24,874
Royal Bank of Canada 2.75% 2/1/22	35,000	35,360
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	38,000	38,398
SunTrust Bank 2.25% 1/31/20	56,000	56,007
The Toronto-Dominion Bank 1.8% 7/13/21	41,000	40,174
U.S. Bancorp 2.625% 1/24/22	36,000	36,283
Wells Fargo & Co. 2.625% 7/22/22	50,000	49,624
Westpac Banking Corp. 2.5% 6/28/22	37,000	36,839
		892,809
Capital Markets - 1.5%
Bank New York Mellon Corp. 2.5% 4/15/21	38,000	38,167
Deutsche Bank AG London Branch 3.375% 5/12/21	42,000	42,429
Goldman Sachs Group, Inc. 3% 4/26/22	72,000	72,417
Moody's Corp. 2.75% 12/15/21	27,000	27,072
Morgan Stanley 2.75% 5/19/22	49,000	48,901
		228,986
Consumer Finance - 1.1%
American Express Credit Corp. 2.6% 9/14/20	42,000	42,305
Capital One Financial Corp. 2.5% 5/12/20	61,000	60,988
Toyota Motor Credit Corp. 1.95% 4/17/20	69,000	68,655
		171,948
Diversified Financial Services - 2.0%
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	11,000	10,872
Export Development Canada 2% 5/17/22	35,000	34,610
General Electric Capital Corp. 2.2% 1/9/20	79,000	78,860
KfW:
1.5% 9/9/19	116,000	115,115
2.125% 3/7/22	77,000	76,574
		316,031
Insurance - 0.4%
American International Group, Inc. 3.3% 3/1/21	38,000	38,826
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	26,000	26,046
		64,872

TOTAL FINANCIALS		1,674,646

HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc. 2.65% 5/11/22	34,000	33,865
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories 2.9% 11/30/21	34,000	34,194
Becton, Dickinson & Co. 2.404% 6/5/20	50,000	49,680
		83,874
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. 2.125% 3/15/21	40,000	39,750
WellPoint, Inc. 2.25% 8/15/19	63,000	62,860
		102,610
Pharmaceuticals - 0.2%
AstraZeneca PLC 2.375% 6/12/22	27,000	26,602

TOTAL HEALTH CARE		246,951

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 2.55% 10/15/22	23,000	22,836
Rockwell Collins, Inc. 2.8% 3/15/22	26,000	26,099
		48,935
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.85% 11/1/21	30,000	29,388
Machinery - 0.7%
Caterpillar Financial Services Corp. 1.85% 9/4/20	51,000	50,494
John Deere Capital Corp. 1.95% 6/22/20	57,000	56,612
		107,106
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	34,810
Trading Companies & Distributors - 0.4%
Air Lease Corp. 2.125% 1/15/20	52,000	51,700

TOTAL INDUSTRIALS		271,939

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.45% 6/15/20	50,000	50,406
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	11,000	11,481
IT Services - 0.6%
IBM Corp. 1.875% 5/15/19	100,000	99,912
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.45% 7/29/20	23,000	23,199
Software - 0.9%
Microsoft Corp. 1.85% 2/6/20	74,000	73,707
Oracle Corp. 3.875% 7/15/20	58,000	60,601
		134,308
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
1.8% 5/11/20	76,000	75,415
2.7% 5/13/22	36,000	36,295
		111,710

TOTAL INFORMATION TECHNOLOGY		431,016

MATERIALS - 0.9%
Chemicals - 0.9%
Eastman Chemical Co. 2.7% 1/15/20	49,000	49,405
Monsanto Co. 2.125% 7/15/19	60,000	59,792
Sherwin-Williams Co. 2.75% 6/1/22	26,000	25,841
		135,038
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 2.25% 1/15/22	31,000	30,296
Simon Property Group LP 2.625% 6/15/22	30,000	29,986
		60,282
Real Estate Management & Development - 0.2%
Liberty Property LP 4.125% 6/15/22	18,000	18,977
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,747
		34,724

TOTAL REAL ESTATE		95,006

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 4.6% 2/15/21	40,000	42,207
Verizon Communications, Inc. 2.946% 3/15/22	50,000	50,286
		92,493
UTILITIES - 0.9%
Electric Utilities - 0.3%
Eversource Energy 2.75% 3/15/22	24,000	24,057
Exelon Corp. 3.497% 6/1/22 (b)	22,000	22,516
		46,573
Multi-Utilities - 0.6%
Dominion Resources, Inc. 2.579% 7/1/20 (b)	49,000	49,031
Sempra Energy 2.4% 3/15/20	46,000	45,998
		95,029

TOTAL UTILITIES		141,602

TOTAL NONCONVERTIBLE BONDS
(Cost $4,112,300)		4,088,182

U.S. Government and Government Agency Obligations - 68.7%
U.S. Government Agency Obligations - 3.2%
Fannie Mae 1.5% 11/30/20	211,000	208,308
Federal Home Loan Bank 1.875% 11/29/21	95,000	94,194
Freddie Mac 1.375% 5/1/20	195,000	192,661

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		495,163

U.S. Treasury Obligations - 65.5%
U.S. Treasury Notes:
1% 11/30/18	$331,000	$328,815
1.125% 1/15/19	25,000	24,840
1.125% 1/31/19	63,000	62,569
1.125% 2/28/19	162,000	160,785
1.125% 7/31/21	436,000	422,256
1.125% 8/31/21	77,000	74,479
1.125% 9/30/21	167,000	161,357
1.25% 10/31/18	416,000	414,440
1.25% 5/31/19	246,000	244,203
1.25% 6/30/19	388,000	384,908
1.25% 1/31/20	434,000	428,761
1.25% 3/31/21	514,000	501,953
1.25% 10/31/21	125,000	121,245
1.375% 7/31/19	320,000	318,013
1.375% 9/30/19	212,000	210,460
1.375% 2/15/20	134,000	132,681
1.375% 3/31/20	931,000	921,036
1.375% 4/30/20	922,000	911,519
1.375% 9/15/20	27,000	26,635
1.375% 4/30/21	17,000	16,654
1.5% 12/31/18	756,000	754,346
1.5% 4/15/20	96,000	95,224
1.5% 7/15/20	76,000	75,276
1.5% 8/15/20	115,000	113,868
1.625% 3/15/20	172,000	171,174
1.625% 10/15/20	221,000	219,299
1.625% 8/31/22	389,000	380,111
1.75% 12/31/20	676,000	672,171
1.75% 11/30/21	70,000	69,163
1.75% 5/31/22	567,000	558,118
1.875% 1/31/22	27,000	26,769
1.875% 2/28/22	158,000	156,587
1.875% 4/30/22	212,000	209,863
1.875% 7/31/22	444,000	438,918
2% 10/31/21	33,000	32,939
2% 12/31/21	265,000	264,213
2% 10/31/22	11,000	10,930

TOTAL U.S. TREASURY OBLIGATIONS		10,116,578

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,652,496)		10,611,741

Foreign Government and Government Agency Obligations - 2.3%
Alberta Province 2.2% 7/26/22	$26,000	$25,676
Canadian Government 1.625% 2/27/19	80,000	79,808
Hungarian Republic 4% 3/25/19	86,000	88,236
Manitoba Province 2.125% 5/4/22	27,000	26,614
Ontario Province 1.25% 6/17/19	109,000	107,685
Province of Quebec 2.375% 1/31/22	31,000	30,968
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $360,595)		358,987

Supranational Obligations - 1.8%
Asian Development Bank 1.75% 9/13/22	57,000	55,648
European Investment Bank 2% 12/15/22	82,000	80,668
International Bank for Reconstruction & Development 1.125% 8/10/20	150,000	146,595
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $284,775)		282,911

Bank Notes - 0.2%
Bank of Nova Scotia 2.45% 9/19/22
(Cost $32,856)	33,000	32,655
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.13% (c)
(Cost $53,231)	53,220	53,231
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $15,496,253)		15,427,707
NET OTHER ASSETS (LIABILITIES) - 0.2%		28,412
NET ASSETS - 100%		$15,456,119

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,973 or 0.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$576
Total	$576

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,088,182	$--	$4,088,182	$--
U.S. Government and Government Agency Obligations	10,611,741	--	10,611,741	--
Foreign Government and Government Agency Obligations	358,987	--	358,987	--
Supranational Obligations	282,911	--	282,911	--
Bank Notes	32,655	--	32,655	--
Money Market Funds	53,231	53,231	--	--
Total Investments in Securities:	$15,427,707	$53,231	$15,374,476	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018